================================================================================
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                           MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-6332

                           Rochester Portfolio Series
                ------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices)  (Zip code)

                               Arthur S. Gabinet
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
           ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: December 31

                      Date of reporting period: 3/30/2012
================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

         PRINCIPAL                                                                      EFFECTIVE
            AMOUNT                                              COUPON   MATURITY       MATURITY**                   VALUE
----------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--99.4%
NEW YORK--70.7%
 $       2,100,000       Albany County, NY IDA (Albany
                         College of Pharmacy)                   5.250%   12/01/2019     12/01/2014(A)    $       2,172,723
----------------------------------------------------------------------------------------------------------------------------
            50,000       Albany County, NY IDA (Wildwood
                         Programs)                              4.900    07/01/2021     08/04/2019(B)               45,880
----------------------------------------------------------------------------------------------------------------------------
           100,000       Albany, NY Capital Resource
                         Corp. (St. Peter's Hospital)           6.000    11/15/2025     11/15/2020(A)              112,759
----------------------------------------------------------------------------------------------------------------------------
           140,000       Albany, NY Hsg. Authority (Lark
                         Drive)                                 5.200    12/01/2013     04/30/2012(A)              141,037
----------------------------------------------------------------------------------------------------------------------------
           260,000       Albany, NY Hsg. Authority (Lark
                         Drive)                                 5.400    12/01/2018     04/30/2012(A)              261,674
----------------------------------------------------------------------------------------------------------------------------
         1,365,000       Albany, NY IDA (Brighter Choice
                         Charter School for Girls)              4.500    04/01/2018     04/12/2017(B)            1,365,000
----------------------------------------------------------------------------------------------------------------------------
         1,200,000       Albany, NY IDA (Brighter Choice
                         Charter School for Girls)              4.550    04/01/2015     01/11/2014(B)            1,220,196
----------------------------------------------------------------------------------------------------------------------------
         1,852,485       Albany, NY IDA (Charitable
                         Leadership)                            5.500    07/01/2012     07/01/2012               1,100,376
----------------------------------------------------------------------------------------------------------------------------
         8,704,210       Albany, NY IDA (Charitable
                         Leadership)                            6.000    07/01/2019     04/20/2016(B)            5,326,803
----------------------------------------------------------------------------------------------------------------------------
         2,660,000       Albany, NY IDA (Daughters of
                         Sarah Nursing Home)                    5.250    10/20/2021     04/30/2012(A)            2,719,371
----------------------------------------------------------------------------------------------------------------------------
            25,000       Albany, NY IDA (Daughters of
                         Sarah Nursing Home)                    5.375    10/20/2030     04/30/2012(A)               25,542
----------------------------------------------------------------------------------------------------------------------------
           840,000       Albany, NY IDA (H. Johnson
                         Office Park)                           5.750    03/01/2018     03/01/2018                 836,833
----------------------------------------------------------------------------------------------------------------------------
         2,000,000       Albany, NY IDA (St. Peter's
                         Hospital)                              5.250    11/15/2027     11/15/2017(A)            2,114,920
----------------------------------------------------------------------------------------------------------------------------
            95,000       Albany, NY IDA (St. Peter's
                         Hospital)                              5.250    11/15/2032     11/15/2017(A)               99,777
----------------------------------------------------------------------------------------------------------------------------
         3,000,000       Albany, NY IDA (St. Peter's
                         Hospital)                              5.750    11/15/2022     11/15/2017(A)            3,344,880
----------------------------------------------------------------------------------------------------------------------------
            90,000       Allegany County, NY IDA (Alfred
                         University)                            5.000    08/01/2028     04/30/2012(A)               90,055
----------------------------------------------------------------------------------------------------------------------------
            10,000       Amherst, NY IDA (Beechwood
                         Health Care Center)                    4.875    01/01/2013     01/01/2013                  10,067
----------------------------------------------------------------------------------------------------------------------------
           100,000       Amherst, NY IDA (UBF
                         Faculty-Student Hsg. Corp.)            5.125    08/01/2020     08/01/2012(A)              101,680
----------------------------------------------------------------------------------------------------------------------------
           810,000       Bethlehem, NY Water System             5.250    03/01/2018     03/01/2013(A)              830,064
----------------------------------------------------------------------------------------------------------------------------
           905,000       Bethlehem, NY Water System             5.375    03/01/2020     03/01/2013(A)              924,367
----------------------------------------------------------------------------------------------------------------------------
           500,000       Bethlehem, NY Water System             5.500    03/01/2022     03/01/2013(A)              509,275
----------------------------------------------------------------------------------------------------------------------------
           125,000       Brookhaven, NY IDA
                         (Alternatives for Children)            7.000    02/01/2013     09/18/2012(B)              126,271
----------------------------------------------------------------------------------------------------------------------------
           220,000       Brookhaven, NY IDA (Dowling
                         College)                               6.500    11/01/2012     11/01/2012                 221,351
----------------------------------------------------------------------------------------------------------------------------
           650,000       Brookhaven, NY IDA (Enecon
                         Corp.)                                 5.800    11/01/2018     01/19/2016(B)              647,680
----------------------------------------------------------------------------------------------------------------------------
         2,325,000       Brooklyn, NY Local Devel. Corp.
                         (Barclays Center Arena)                5.750    07/15/2017     07/15/2017               2,628,296
----------------------------------------------------------------------------------------------------------------------------
         1,400,000       Brooklyn, NY Local Devel. Corp.
                         (Barclays Center Arena)                5.750    07/15/2018     07/15/2018               1,589,112
----------------------------------------------------------------------------------------------------------------------------
         1,355,000       Brooklyn, NY Local Devel. Corp.
                         (Barclays Center Arena)                5.750    07/15/2019     07/15/2019               1,536,570
----------------------------------------------------------------------------------------------------------------------------
         1,500,000       Brooklyn, NY Local Devel. Corp.
                         (Barclays Center Arena)                5.750    07/15/2020     01/15/2020(A)            1,675,740
----------------------------------------------------------------------------------------------------------------------------

1 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

         PRINCIPAL                                                                      EFFECTIVE
            AMOUNT                                              COUPON   MATURITY       MATURITY**                   VALUE
----------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
----------------------------------------------------------------------------------------------------------------------------
 $       1,550,000       Broome County, NY COP                  5.250%   04/01/2022     04/30/2012(A)    $       1,555,317
----------------------------------------------------------------------------------------------------------------------------
         1,350,000       Buffalo & Erie County, NY
                         Industrial Land Devel. (Buffalo
                         State College Foundation Hsg.
                         Corp.)                                 5.750    10/01/2026     04/01/2021(A)            1,559,709
----------------------------------------------------------------------------------------------------------------------------
           515,000       Bushnell Basin, NY Fire Assoc.
                         (Volunteer Fire Dept.)                 5.250    11/01/2015     05/15/2014(B)              512,734
----------------------------------------------------------------------------------------------------------------------------
           915,000       Canton, NY Human Services
                         Initiatives                            5.750    09/01/2032     04/30/2012(A)              936,182
----------------------------------------------------------------------------------------------------------------------------
            20,000       Cattaraugus County, NY IDA (St.
                         Bonaventure University)                5.000    09/15/2012     04/30/2012(A)               20,042
----------------------------------------------------------------------------------------------------------------------------
            50,000       Cattaraugus County, NY IDA (St.
                         Bonaventure University)                5.000    09/15/2013     04/30/2012(A)               50,096
----------------------------------------------------------------------------------------------------------------------------
           500,000       Cattaraugus County, NY IDA (St.
                         Bonaventure University)                5.000    05/01/2023     05/01/2016(A)              506,055
----------------------------------------------------------------------------------------------------------------------------
         3,240,000       Cayuga County, NY COP (Auburn
                         Memorial Hospital)                     6.000    01/01/2021     04/30/2012(A)            3,243,370
----------------------------------------------------------------------------------------------------------------------------
           260,000       Chautauqua County, NY Tobacco
                         Asset Securitization Corp.             6.000    07/01/2012     07/01/2012                 260,114
----------------------------------------------------------------------------------------------------------------------------
         1,075,000       Chautauqua County, NY Tobacco
                         Asset Securitization Corp.             6.250    07/01/2016     07/01/2012(A)            1,075,366
----------------------------------------------------------------------------------------------------------------------------
         3,805,000       Chautauqua County, NY Tobacco
                         Asset Securitization Corp.             6.500    07/01/2024     07/01/2012(A)            3,808,196
----------------------------------------------------------------------------------------------------------------------------
        18,160,000       Chautauqua County, NY Tobacco
                         Asset Securitization Corp.             6.750    07/01/2040     05/29/2034(B)           17,217,859
----------------------------------------------------------------------------------------------------------------------------
           800,000       Chenango Forks, NY Central
                         School District                        5.000    06/15/2016     06/15/2012(A)              807,240
----------------------------------------------------------------------------------------------------------------------------
         2,345,000       Clarence, NY IDA (Bristol
                         Village)                               6.000    01/20/2044     01/19/2013(A)            2,422,995
----------------------------------------------------------------------------------------------------------------------------
            10,000       Cornwall on Hudson, NY                 5.000    07/15/2015     07/15/2012(A)               10,110
----------------------------------------------------------------------------------------------------------------------------
         4,475,000       Cortland County, NY IDA
                         (Cortland Memorial Hospital)           5.625    07/01/2024     07/01/2013(A)            4,506,638
----------------------------------------------------------------------------------------------------------------------------
            10,000       Deerfield, NY GO                       5.250    06/15/2012     06/15/2012                  10,071
----------------------------------------------------------------------------------------------------------------------------
            10,000       Deerfield, NY GO                       5.250    06/15/2013     06/15/2013                  10,389
----------------------------------------------------------------------------------------------------------------------------
            10,000       Deerfield, NY GO                       5.500    06/15/2014     06/15/2014                  10,702
----------------------------------------------------------------------------------------------------------------------------
            10,000       Deerfield, NY GO                       5.500    06/15/2015     06/15/2015                  10,943
----------------------------------------------------------------------------------------------------------------------------
            10,000       Deerfield, NY GO                       5.500    06/15/2016     06/15/2016                  11,111
----------------------------------------------------------------------------------------------------------------------------
            10,000       Deerfield, NY GO                       5.500    06/15/2017     06/15/2016(A)               11,019
----------------------------------------------------------------------------------------------------------------------------
            10,000       Deerfield, NY GO                       5.500    06/15/2018     06/15/2016(A)               10,934
----------------------------------------------------------------------------------------------------------------------------
            15,000       Deerfield, NY GO                       5.500    06/15/2019     06/15/2016(A)               16,281
----------------------------------------------------------------------------------------------------------------------------
            15,000       Deerfield, NY GO                       5.500    06/15/2020     06/15/2016(A)               16,170
----------------------------------------------------------------------------------------------------------------------------
         5,205,000       Dutchess County, NY IDA (Marist
                         College)                               5.150    07/01/2017     07/01/2012(A)            5,301,605
----------------------------------------------------------------------------------------------------------------------------
         3,250,000       Dutchess County, NY Local
                         Devel. Corp. (Anderson Center
                         Services)                              6.000    10/01/2030     02/24/2020(A)            3,313,895
----------------------------------------------------------------------------------------------------------------------------
         2,500,000       East Rochester, NY Hsg.
                         Authority (St. John's Health
                         Care)                                  5.000    04/20/2027     10/20/2020(A)            2,714,650
----------------------------------------------------------------------------------------------------------------------------
         2,690,000       East Rochester, NY Hsg.
                         Authority (Woodland Village)           5.150    08/01/2016     09/05/2014(B)            2,711,197
----------------------------------------------------------------------------------------------------------------------------
           175,000       East Syracuse, NY Hsg.
                         Authority (Bennett Manor
                         Associates)                            6.700    04/01/2021     04/29/2012(A)              175,448
----------------------------------------------------------------------------------------------------------------------------

2 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

         PRINCIPAL                                                                      EFFECTIVE
            AMOUNT                                              COUPON   MATURITY       MATURITY**                   VALUE
----------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
----------------------------------------------------------------------------------------------------------------------------
 $         400,000       Elizabethtown-Lewis, NY Central
                         School District                        3.375%   06/15/2016     06/15/2012(A)    $         402,692
----------------------------------------------------------------------------------------------------------------------------
        58,670,000       Erie County, NY IDA (Buffalo
                         City School District)                  5.625    05/01/2028     05/01/2014(A)           62,846,131
----------------------------------------------------------------------------------------------------------------------------
            85,000       Erie County, NY IDA (Buffalo
                         City School District)                  5.750    05/01/2024     05/01/2014(A)               92,217
----------------------------------------------------------------------------------------------------------------------------
         1,550,000       Erie County, NY IDA (Buffalo
                         City School District)                  5.750    05/01/2025     05/01/2014(A)            1,681,595
----------------------------------------------------------------------------------------------------------------------------
         6,500,000       Erie County, NY IDA (Buffalo
                         City School District)                  5.750    05/01/2026     05/01/2014(A)            7,060,300
----------------------------------------------------------------------------------------------------------------------------
           445,000       Erie County, NY IDA (Medaille
                         College)                               6.875    10/01/2013     01/07/2013(B)              460,584
----------------------------------------------------------------------------------------------------------------------------
           385,000       Erie County, NY Public
                         Improvement District                   5.250    03/15/2020     03/15/2013(A)              399,430
----------------------------------------------------------------------------------------------------------------------------
        29,615,000       Erie County, NY Tobacco Asset
                         Securitization Corp.                   5.000    06/01/2031     02/06/2023(B)           23,921,516
----------------------------------------------------------------------------------------------------------------------------
         9,750,000       Erie County, NY Tobacco Asset
                         Securitization Corp.                   5.000    06/01/2038     04/20/2028(B)            7,423,553
----------------------------------------------------------------------------------------------------------------------------
           250,000       Essex County, NY IDA
                         (International Paper Company)          6.450    11/15/2023     04/30/2012(A)              250,710
----------------------------------------------------------------------------------------------------------------------------
           690,000       Essex County, NY IDA (North
                         Country Community College
                         Foundation)                            4.600    06/01/2015     06/01/2015                 746,870
----------------------------------------------------------------------------------------------------------------------------
           540,000       Franklin County, NY IDA (North
                         Country Community College
                         Foundation)                            4.600    06/01/2015     06/01/2015                 584,507
----------------------------------------------------------------------------------------------------------------------------
           750,000       Glen Cove, NY GO                       6.250    04/01/2024     04/01/2016(A)              806,363
----------------------------------------------------------------------------------------------------------------------------
           905,000       Glen Cove, NY GO                       6.250    04/01/2025     04/01/2016(A)              968,576
----------------------------------------------------------------------------------------------------------------------------
         1,105,000       Glen Cove, NY GO                       6.250    04/01/2026     04/01/2016(A)            1,177,532
----------------------------------------------------------------------------------------------------------------------------
            50,000       Gloversville, NY GO                    5.800    03/15/2015     09/15/2012(A)               51,196
----------------------------------------------------------------------------------------------------------------------------
           380,000       Hamilton County, NY IDA
                         (Adirondack Historical Assoc.)         5.250    11/01/2018     04/30/2012(A)              380,745
----------------------------------------------------------------------------------------------------------------------------
            75,000       Hempstead Village, NY GO               5.000    09/15/2017     09/15/2016(A)               84,241
----------------------------------------------------------------------------------------------------------------------------
           500,000       Hempstead Village, NY GO               5.000    07/01/2018     07/01/2014(A)              527,930
----------------------------------------------------------------------------------------------------------------------------
            75,000       Hempstead Village, NY GO               5.000    09/15/2018     09/15/2016(A)               83,040
----------------------------------------------------------------------------------------------------------------------------
         1,195,000       Hempstead Village, NY GO               5.000    07/01/2019     07/01/2014(A)            1,255,431
----------------------------------------------------------------------------------------------------------------------------
            75,000       Hempstead Village, NY GO               5.000    09/15/2019     09/15/2016(A)               82,223
----------------------------------------------------------------------------------------------------------------------------
            75,000       Hempstead Village, NY GO               5.000    09/15/2020     09/15/2016(A)               81,463
----------------------------------------------------------------------------------------------------------------------------
            75,000       Hempstead Village, NY GO               5.000    09/15/2021     09/15/2016(A)               80,628
----------------------------------------------------------------------------------------------------------------------------
            75,000       Hempstead Village, NY GO               5.000    09/15/2022     09/15/2016(A)               80,145
----------------------------------------------------------------------------------------------------------------------------
            75,000       Hempstead Village, NY GO               5.000    09/15/2023     09/15/2016(A)               79,711
----------------------------------------------------------------------------------------------------------------------------
         1,700,000       Hempstead, NY IDA (Adelphi
                         University)                            5.750    06/01/2022     06/01/2012(A)            1,716,014
----------------------------------------------------------------------------------------------------------------------------
         2,070,000       Hempstead, NY IDA (Lynbrook
                         Facilities)                            6.000    11/01/2017     04/04/2015(B)            1,915,847
----------------------------------------------------------------------------------------------------------------------------
           560,000       Hempstead, NY IDA (Peninsula
                         Counseling Center)                     5.750    11/01/2018     02/01/2016(B)              540,635
----------------------------------------------------------------------------------------------------------------------------
            60,000       Herkimer County, NY GO                 5.000    09/15/2012     09/15/2012                  61,040
----------------------------------------------------------------------------------------------------------------------------
            40,000       Herkimer County, NY GO                 5.000    09/15/2012     09/15/2012                  40,861
----------------------------------------------------------------------------------------------------------------------------

3 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

         PRINCIPAL                                                                      EFFECTIVE
            AMOUNT                                              COUPON   MATURITY       MATURITY**                   VALUE
----------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
----------------------------------------------------------------------------------------------------------------------------
 $          20,000       Hudson Falls, NY Central School
                         District                               4.750%   06/15/2019     06/15/2019       $          22,328
----------------------------------------------------------------------------------------------------------------------------
         2,155,000       Islip, NY IDA (United Cerebral
                         Palsy Assoc.)                          5.500    12/01/2016     10/13/2014(B)            2,095,199
----------------------------------------------------------------------------------------------------------------------------
           250,000       Islip, NY IDA (United Cerebral
                         Palsy Assoc.)                          5.500    12/01/2016     10/22/2014(B)              243,063
----------------------------------------------------------------------------------------------------------------------------
         2,990,000       Islip, NY Res Rec, Series E            5.625    07/01/2017     07/01/2014(A)            3,257,874
----------------------------------------------------------------------------------------------------------------------------
         1,175,000       Islip, NY Res Rec, Series E            5.750    07/01/2019     07/01/2014(A)            1,266,133
----------------------------------------------------------------------------------------------------------------------------
         1,100,000       Islip, NY Res Rec, Series E            5.750    07/01/2020     07/01/2014(A)            1,177,770
----------------------------------------------------------------------------------------------------------------------------
         1,315,000       Islip, NY Res Rec, Series E            5.750    07/01/2021     07/01/2014(A)            1,401,277
----------------------------------------------------------------------------------------------------------------------------
         1,000,000       Islip, NY Res Rec, Series E            5.750    07/01/2023     07/01/2014(A)            1,056,520
----------------------------------------------------------------------------------------------------------------------------
           250,000       Jamestown, NY GO                       5.000    08/01/2024     08/01/2014(A)              260,120
----------------------------------------------------------------------------------------------------------------------------
           250,000       Jamestown, NY GO                       5.000    08/01/2025     08/01/2014(A)              259,840
----------------------------------------------------------------------------------------------------------------------------
        10,000,000       L.I., NY Power Authority,
                         Series A                               5.000    12/01/2026     06/01/2016(A)           11,194,500
----------------------------------------------------------------------------------------------------------------------------
           225,000       L.I., NY Power Authority,
                         Series A                               5.000    09/01/2027     04/30/2012(A)              225,666
----------------------------------------------------------------------------------------------------------------------------
         1,030,000       L.I., NY Power Authority,
                         Series A                               5.100    09/01/2029     09/01/2014(A)            1,108,785
----------------------------------------------------------------------------------------------------------------------------
         4,895,000       L.I., NY Power Authority,
                         Series A                               5.125    09/01/2029     04/30/2012(A)            4,910,028
----------------------------------------------------------------------------------------------------------------------------
           100,000       L.I., NY Power Authority,
                         Series A                               5.250    12/01/2020     06/01/2016(A)              113,232
----------------------------------------------------------------------------------------------------------------------------
           250,000       L.I., NY Power Authority,
                         Series A                               5.500    04/01/2024     04/01/2019(A)              289,895
----------------------------------------------------------------------------------------------------------------------------
         1,700,000       L.I., NY Power Authority,
                         Series A                               5.750    04/01/2039     04/01/2019(A)            1,925,029
----------------------------------------------------------------------------------------------------------------------------
           480,000       L.I., NY Power Authority,
                         Series A                               6.250    04/01/2033     04/01/2019(A)              567,235
----------------------------------------------------------------------------------------------------------------------------
           185,000       Lackawanna, NY Hsg. Authority          5.000    09/01/2015     09/01/2015                 208,913
----------------------------------------------------------------------------------------------------------------------------
         2,210,000       Livingston County, NY IDA
                         (Nicholas H. Noyes Memorial
                         Hospital)                              5.875    07/01/2022     04/30/2012(A)            2,210,309
----------------------------------------------------------------------------------------------------------------------------
         1,010,000       Livingston County, NY IDA
                         (Nicholas H. Noyes Memorial
                         Hospital)                              6.000    07/01/2030     04/22/2027(B)            1,001,051
----------------------------------------------------------------------------------------------------------------------------
            70,000       Livonia, NY GO                         5.000    06/15/2020     06/15/2017(A)               77,735
----------------------------------------------------------------------------------------------------------------------------
            75,000       Livonia, NY GO                         5.000    06/15/2021     06/15/2017(A)               82,541
----------------------------------------------------------------------------------------------------------------------------
            80,000       Livonia, NY GO                         5.000    06/15/2022     06/15/2017(A)               86,934
----------------------------------------------------------------------------------------------------------------------------
            85,000       Livonia, NY GO                         5.000    06/15/2023     06/15/2017(A)               91,644
----------------------------------------------------------------------------------------------------------------------------
            90,000       Livonia, NY GO                         5.000    06/15/2024     06/15/2017(A)               96,514
----------------------------------------------------------------------------------------------------------------------------
            75,000       Livonia, NY GO                         5.000    06/15/2025     06/15/2017(A)               80,181
----------------------------------------------------------------------------------------------------------------------------
            35,000       Lyncourt, NY Fire District             6.000    10/15/2016     10/15/2012(A)               35,782
----------------------------------------------------------------------------------------------------------------------------
         2,000,000       Lyons, NY Community Health
                         Initiatives Corp.                      5.550    09/01/2024     09/01/2014(A)            2,206,720
----------------------------------------------------------------------------------------------------------------------------
           195,000       Madison County, NY IDA
                         (Morrisville State College
                         Foundation)                            5.000    06/01/2015     12/21/2013(B)              197,282
----------------------------------------------------------------------------------------------------------------------------
         2,065,000       Madison County, NY IDA
                         (Morrisville State College
                         Foundation)                            5.000    06/01/2022     06/01/2016(A)            2,129,862
----------------------------------------------------------------------------------------------------------------------------
         1,585,000       Madison County, NY IDA (Oneida
                         Healthcare Center)                     5.500    02/01/2016     04/30/2012(A)            1,594,954
----------------------------------------------------------------------------------------------------------------------------
             5,000       Monroe County, NY GO                   5.000    06/01/2017     04/30/2012(A)                5,013
----------------------------------------------------------------------------------------------------------------------------
            25,000       Monroe County, NY GO                   5.750    06/01/2015     04/30/2012(A)               25,092
----------------------------------------------------------------------------------------------------------------------------
           410,000       Monroe County, NY IDA (Canal
                         Ponds)                                 7.000    06/15/2013     06/15/2012(A)              415,387
----------------------------------------------------------------------------------------------------------------------------

4 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

         PRINCIPAL                                                                      EFFECTIVE
            AMOUNT                                              COUPON   MATURITY       MATURITY**                   VALUE
----------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
----------------------------------------------------------------------------------------------------------------------------
 $         580,000       Monroe County, NY IDA (Highland
                         Hospital of Rochester)                 5.000%   08/01/2012     08/01/2012       $         587,389
----------------------------------------------------------------------------------------------------------------------------
         1,375,000       Monroe County, NY IDA (Nazareth
                         College of Rochester)                  5.250    10/01/2021     10/01/2012(A)            1,391,239
----------------------------------------------------------------------------------------------------------------------------
           660,000       Monroe County, NY IDA
                         (Southview Towers)                     6.125    02/01/2020     04/30/2012(A)              661,630
----------------------------------------------------------------------------------------------------------------------------
            70,000       Monroe County, NY IDA (St. John
                         Fisher College)                        5.200    06/01/2019     06/01/2012(A)               70,884
----------------------------------------------------------------------------------------------------------------------------
           205,000       Monroe County, NY IDA (Summit
                         at Brighton)                           5.000    07/01/2016     08/04/2014(B)              182,153
----------------------------------------------------------------------------------------------------------------------------
           915,000       Monroe County, NY IDA (West End
                         Business Center)                       5.125    12/01/2014     12/17/2013(B)              902,638
----------------------------------------------------------------------------------------------------------------------------
         9,000,000       Monroe County, NY Industrial
                         Devel. Corp. (Unity Hospital
                         Rochester)                             5.500    08/15/2023     07/20/2015(A)            9,751,410
----------------------------------------------------------------------------------------------------------------------------
        17,500,000       Monroe County, NY Industrial
                         Devel. Corp. (Unity Hospital
                         Rochester)                             5.750    08/15/2030     02/15/2021(A)           20,900,950
----------------------------------------------------------------------------------------------------------------------------
           410,000       Monroe, NY Newpower Corp.              4.800    01/01/2013     10/02/2012(B)              414,215
----------------------------------------------------------------------------------------------------------------------------
         7,800,000       Monroe, NY Newpower Corp.              6.375    01/01/2024     07/01/2012(A)            7,822,152
----------------------------------------------------------------------------------------------------------------------------
           280,000       Mount Vernon, NY IDA (Kings
                         Court)                                 5.125    12/01/2023     12/01/2013(A)              287,717
----------------------------------------------------------------------------------------------------------------------------
           975,000       Mount Vernon, NY IDA (Macedonia
                         Towers)                                5.125    12/01/2023     12/01/2013(A)              998,683
----------------------------------------------------------------------------------------------------------------------------
           300,000       Nassau County, NY IDA (ACDS)           5.950    11/01/2022     11/01/2022                 285,729
----------------------------------------------------------------------------------------------------------------------------
           440,000       Nassau County, NY IDA (ACDS)           6.000    12/01/2019     09/21/2016(B)              430,562
----------------------------------------------------------------------------------------------------------------------------
           280,000       Nassau County, NY IDA (ALIA-ACDS)      7.000    11/01/2016     08/28/2013(A)              283,783
----------------------------------------------------------------------------------------------------------------------------
           410,000       Nassau County, NY IDA (ALIA-CMA)       7.000    11/01/2016     08/31/2013(A)              415,539
----------------------------------------------------------------------------------------------------------------------------
           320,000       Nassau County, NY IDA (ALIA-CRR)       7.000    11/01/2016     08/30/2013(A)              324,323
----------------------------------------------------------------------------------------------------------------------------
            70,000       Nassau County, NY IDA
                         (ALIA-FREE)                            7.000    11/01/2016     09/10/2013(A)               70,946
----------------------------------------------------------------------------------------------------------------------------
           290,000       Nassau County, NY IDA
                         (ALIA-HKSB)                            7.000    11/01/2016     08/30/2013(A)              293,918
----------------------------------------------------------------------------------------------------------------------------
         1,700,000       Nassau County, NY IDA (CSMR)           5.950    11/01/2022     11/01/2022               1,619,131
----------------------------------------------------------------------------------------------------------------------------
         1,170,000       Nassau County, NY IDA (CSMR)           6.000    12/01/2019     09/19/2016(B)            1,144,904
----------------------------------------------------------------------------------------------------------------------------
           200,000       Nassau County, NY IDA (Epilepsy
                         Foundation of L.I.)                    5.950    11/01/2022     11/01/2022                 190,486
----------------------------------------------------------------------------------------------------------------------------
           525,000       Nassau County, NY IDA (Epilepsy
                         Foundation of L.I.)                    6.000    12/01/2019     09/15/2016(B)              517,036
----------------------------------------------------------------------------------------------------------------------------
           225,000       Nassau County, NY IDA (Hispanic
                         Counseling Center)                     6.000    11/01/2017     11/01/2017                 221,762
----------------------------------------------------------------------------------------------------------------------------
        13,250,000       Nassau County, NY IDA
                         (Keyspan-Glenwood Energy Center)       5.250    06/01/2027     06/01/2013(A)           13,470,480
----------------------------------------------------------------------------------------------------------------------------
           200,000       Nassau County, NY IDA (Life's
                         WORCA)                                 5.950    11/01/2022     11/01/2022                 190,486
----------------------------------------------------------------------------------------------------------------------------
           500,000       Nassau County, NY IDA (New York
                         Institute of Technology)               5.000    03/01/2021     03/01/2020(A)              561,280
----------------------------------------------------------------------------------------------------------------------------
           500,000       Nassau County, NY IDA (PLUS
                         Group Home)                            6.150    11/01/2022     11/01/2022                 483,720
----------------------------------------------------------------------------------------------------------------------------
            90,000       Nassau County, NY IDA (United
                         Veteran's Beacon House)                6.000    11/01/2017     11/01/2017                  88,705
----------------------------------------------------------------------------------------------------------------------------

5 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

         PRINCIPAL                                                                      EFFECTIVE
            AMOUNT                                              COUPON   MATURITY       MATURITY**                   VALUE
----------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
----------------------------------------------------------------------------------------------------------------------------
 $         360,000       Nassau County, NY IDA (WORCA)          6.000%   12/01/2019     09/16/2016(B)    $         352,238
----------------------------------------------------------------------------------------------------------------------------
            80,000       Nassau County, NY IDA, Series C        6.000    12/01/2019     10/25/2016(B)               78,275
----------------------------------------------------------------------------------------------------------------------------
        21,000,000       Nassau County, NY Tobacco
                         Settlement Corp.                       5.250    06/01/2026     04/13/2024(B)           18,573,240
----------------------------------------------------------------------------------------------------------------------------
           100,000       Nassau, NY IDA (EBS North Hills
                         LLC)                                   7.000    11/01/2013     09/17/2012(A)              105,386
----------------------------------------------------------------------------------------------------------------------------
            60,000       Nassau, NY IDA (EBS North Hills
                         LLC)                                   7.000    11/01/2013     09/17/2012(A)               63,232
----------------------------------------------------------------------------------------------------------------------------
            65,000       Nassau, NY IDA (EBS North Hills
                         LLC)                                   7.000    11/01/2013     09/20/2012(A)               68,528
----------------------------------------------------------------------------------------------------------------------------
            65,000       Nassau, NY IDA (EBS North Hills
                         LLC)                                   7.000    11/01/2013     09/20/2012(A)               68,528
----------------------------------------------------------------------------------------------------------------------------
        13,010,000       New Rochelle, NY IDA (College
                         of New Rochelle)                       5.250    07/01/2027     07/01/2012(A)           13,049,160
----------------------------------------------------------------------------------------------------------------------------
         5,655,000       New Rochelle, NY IDA (College
                         of New Rochelle)                       5.500    07/01/2019     07/01/2012(A)            5,690,683
----------------------------------------------------------------------------------------------------------------------------
           960,000       Newburgh, NY IDA (Bourne &
                         Kenney Redevel. Company)               5.650    08/01/2020     04/30/2012(A)              962,669
----------------------------------------------------------------------------------------------------------------------------
         2,535,000       Newburgh, NY IDA (Bourne &
                         Kenney Redevel. Company)               5.750    02/01/2032     04/30/2012(A)            2,537,915
----------------------------------------------------------------------------------------------------------------------------
           150,000       Niagara County, NY IDA
                         (American Ref-Fuel Company)            5.550    11/15/2024     11/15/2012(A)              151,581
----------------------------------------------------------------------------------------------------------------------------
         1,000,000       Niagara County, NY IDA (Niagara
                         Falls Memorial Medical Center)         5.750    06/01/2018     01/18/2014(A)            1,005,070
----------------------------------------------------------------------------------------------------------------------------
         2,180,000       Niagara County, NY IDA (Niagara
                         University)                            5.350    11/01/2023     11/01/2012(A)            2,198,944
----------------------------------------------------------------------------------------------------------------------------
         5,400,000       Niagara County, NY IDA (Niagara
                         University)                            5.400    11/01/2031     11/01/2012(A)            5,426,946
----------------------------------------------------------------------------------------------------------------------------
         7,750,000       Niagara County, NY IDA (Solid
                         Waste Disposal)                        5.450    11/15/2026     11/15/2012(C)            7,836,878
----------------------------------------------------------------------------------------------------------------------------
         9,535,000       Niagara County, NY IDA (Solid
                         Waste Disposal)                        5.550    11/15/2024     11/15/2012(A)            9,622,150
----------------------------------------------------------------------------------------------------------------------------
        12,450,000       Niagara County, NY IDA (Solid
                         Waste Disposal)                        5.625    11/15/2024     11/15/2012(A)           12,589,067
----------------------------------------------------------------------------------------------------------------------------
            90,000       Niagara County, NY Tobacco
                         Asset Securitization Corp.             5.500    05/15/2020     05/15/2012(B)               88,492
----------------------------------------------------------------------------------------------------------------------------
         1,175,000       Niagara County, NY Tobacco
                         Asset Securitization Corp.             5.875    05/15/2022     05/15/2012(A)            1,174,871
----------------------------------------------------------------------------------------------------------------------------
         1,105,000       Niagara County, NY Tobacco
                         Asset Securitization Corp.             6.250    05/15/2034     01/12/2027(B)            1,052,225
----------------------------------------------------------------------------------------------------------------------------
           945,000       Niagara County, NY Tobacco
                         Asset Securitization Corp.             6.250    05/15/2040     01/27/2031(B)              883,481
----------------------------------------------------------------------------------------------------------------------------
        11,995,000       Niagara County, NY Tobacco
                         Asset Securitization Corp.             6.750    05/15/2029     04/30/2012(A)           11,996,080
----------------------------------------------------------------------------------------------------------------------------
            20,000       Niagara County, NY Tobacco
                         Asset Securitization Corp.
                         (TASC)                                 5.750    05/15/2021     05/15/2013(B)               19,984
----------------------------------------------------------------------------------------------------------------------------
         2,045,000       Niagara Falls, NY City School
                         District (High School Facility)        5.000    06/15/2021     06/15/2015(A)            2,219,316
----------------------------------------------------------------------------------------------------------------------------
           870,000       Niagara Falls, NY City School
                         District (High School Facility)        5.000    06/15/2022     06/15/2015(A)              943,202
----------------------------------------------------------------------------------------------------------------------------
         1,000,000       Niagara Falls, NY Public Water
                         Authority                              5.500    07/15/2034     07/15/2015(A)            1,036,860
----------------------------------------------------------------------------------------------------------------------------

6 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

         PRINCIPAL                                                                      EFFECTIVE
            AMOUNT                                              COUPON   MATURITY       MATURITY**                   VALUE
----------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
----------------------------------------------------------------------------------------------------------------------------
 $          40,000       Niagara, NY Frontier
                         Transportation Authority
                         (Buffalo Niagara International
                         Airport)                               5.000%   04/01/2013     04/16/2012(A)    $          40,039
----------------------------------------------------------------------------------------------------------------------------
            60,000       Niagara, NY Frontier
                         Transportation Authority
                         (Buffalo Niagara International
                         Airport)                               5.500    04/01/2016     04/30/2012(A)               60,888
----------------------------------------------------------------------------------------------------------------------------
         3,345,000       Niagara, NY Frontier
                         Transportation Authority
                         (Buffalo Niagara International
                         Airport)                               5.500    04/01/2017     04/30/2012(A)            3,375,774
----------------------------------------------------------------------------------------------------------------------------
            10,000       Niagara, NY Frontier
                         Transportation Authority
                         (Buffalo Niagara International
                         Airport)                               5.500    04/01/2019     04/30/2012(A)               10,148
----------------------------------------------------------------------------------------------------------------------------
        18,235,000       Niagara, NY Frontier
                         Transportation Authority
                         (Buffalo Niagara International
                         Airport)                               5.625    04/01/2029     04/30/2012(A)           18,504,878
----------------------------------------------------------------------------------------------------------------------------
            20,000       Niagara, NY Frontier
                         Transportation Authority
                         (Buffalo Niagara International
                         Airport)                               5.750    04/01/2012     04/01/2012                  20,001
----------------------------------------------------------------------------------------------------------------------------
           360,000       Niagara, NY Frontier
                         Transportation Authority
                         (Buffalo Niagara International
                         Airport)                               5.750    04/01/2019     04/30/2012(A)              365,328
----------------------------------------------------------------------------------------------------------------------------
            75,000       Niagara, NY Frontier
                         Transportation Authority
                         International Airport                  5.000    04/01/2018     04/30/2012(A)               75,010
----------------------------------------------------------------------------------------------------------------------------
         1,070,000       North Babylon, NY Volunteer
                         Fire Company                           5.750    08/01/2022     04/30/2012(A)            1,070,899
----------------------------------------------------------------------------------------------------------------------------
           630,000       NY Capital District Youth Center       6.000    02/01/2017     08/01/2012(A)              638,902
----------------------------------------------------------------------------------------------------------------------------
            65,000       NY Counties Tobacco Trust I            5.875    06/01/2014     05/31/2012(A)               64,994
----------------------------------------------------------------------------------------------------------------------------
         4,670,000       NY Counties Tobacco Trust I            6.300    06/01/2019     04/30/2012(A)            4,670,701
----------------------------------------------------------------------------------------------------------------------------
         4,360,000       NY Counties Tobacco Trust I            6.500    06/01/2035     12/09/2018(B)            4,252,613
----------------------------------------------------------------------------------------------------------------------------
         3,295,000       NY Counties Tobacco Trust I            6.625    06/01/2042     12/25/2023(B)            3,227,255
----------------------------------------------------------------------------------------------------------------------------
        12,615,000       NY Counties Tobacco Trust II
                         (TASC)                                 5.250    06/01/2025     08/08/2012(B)           11,892,413
----------------------------------------------------------------------------------------------------------------------------
           865,000       NY Counties Tobacco Trust II
                         (TASC)                                 5.625    06/01/2035     09/29/2020(B)              722,604
----------------------------------------------------------------------------------------------------------------------------
         1,055,000       NY Counties Tobacco Trust II
                         (TASC)                                 5.750    06/01/2013     06/01/2012(A)            1,054,821
----------------------------------------------------------------------------------------------------------------------------
         1,925,000       NY Counties Tobacco Trust II
                         (TASC)                                 5.750    06/01/2014     06/01/2014               1,920,919
----------------------------------------------------------------------------------------------------------------------------
           800,000       NY Counties Tobacco Trust II
                         (TASC)                                 5.750    06/01/2043     02/28/2027(B)              637,632
----------------------------------------------------------------------------------------------------------------------------
         2,120,000       NY Counties Tobacco Trust II
                         (TASC)                                 6.000    06/01/2015     06/01/2012(A)            2,119,873
----------------------------------------------------------------------------------------------------------------------------
         2,330,000       NY Counties Tobacco Trust II
                         (TASC)                                 6.000    06/01/2016     06/01/2016               2,327,996
----------------------------------------------------------------------------------------------------------------------------
         1,115,000       NY Counties Tobacco Trust III          5.000    06/01/2027     06/01/2013(A)            1,116,550
----------------------------------------------------------------------------------------------------------------------------
         8,480,000       NY Counties Tobacco Trust III          5.750    06/01/2033     02/18/2013(B)            8,397,320
----------------------------------------------------------------------------------------------------------------------------
        18,575,000       NY Counties Tobacco Trust III          6.000    06/01/2043     06/01/2013(A)           18,578,158
----------------------------------------------------------------------------------------------------------------------------
         2,835,000       NY Counties Tobacco Trust IV           4.250    06/01/2021     01/15/2013(B)            2,791,908
----------------------------------------------------------------------------------------------------------------------------
         4,520,000       NY Counties Tobacco Trust IV
                         (TASC)                                 4.750    06/01/2026     08/18/2018(B)            4,101,945
----------------------------------------------------------------------------------------------------------------------------

7 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

         PRINCIPAL                                                                      EFFECTIVE
            AMOUNT                                              COUPON   MATURITY       MATURITY**                   VALUE
----------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
----------------------------------------------------------------------------------------------------------------------------
 $      38,400,000       NY Counties Tobacco Trust IV
                         (TASC)                                 6.250%   06/01/2041     01/01/2027(B)    $      38,217,216
----------------------------------------------------------------------------------------------------------------------------
           500,000       NY Grand Central BID (Grand
                         Central District Management)           5.000    01/01/2022     01/01/2014(A)              530,555
----------------------------------------------------------------------------------------------------------------------------
           110,000       NY MTA Commuter Facilities
                         (Grand Central Terminal)               5.500    07/01/2012     04/30/2012(A)              110,436
----------------------------------------------------------------------------------------------------------------------------
            25,000       NY MTA Commuter Facilities,
                         Series 7                               5.625    07/01/2016     04/30/2012(A)               26,106
----------------------------------------------------------------------------------------------------------------------------
             5,000       NY MTA Commuter Facilities,
                         Series B                               5.000    07/01/2017     04/30/2012(A)                5,229
----------------------------------------------------------------------------------------------------------------------------
            50,000       NY MTA Commuter Facilities,
                         Series B                               5.125    07/01/2024     04/30/2012(A)               52,369
----------------------------------------------------------------------------------------------------------------------------
             5,000       NY MTA Commuter Facilities,
                         Series D                               5.000    07/01/2016     04/30/2012(A)                5,226
----------------------------------------------------------------------------------------------------------------------------
        25,185,000       NY MTA Service Contract, Series A      5.125    01/01/2029     07/01/2012(A)           25,432,569
----------------------------------------------------------------------------------------------------------------------------
        35,480,000       NY MTA Service Contract, Series A      5.750    07/01/2031     07/01/2012(A)           35,882,698
----------------------------------------------------------------------------------------------------------------------------
        33,290,000       NY MTA Service Contract, Series B      5.250    01/01/2031     07/01/2012(A)           33,621,568
----------------------------------------------------------------------------------------------------------------------------
           300,000       NY MTA, Series 2008C                   6.250    11/15/2023     11/15/2018(A)              361,092
----------------------------------------------------------------------------------------------------------------------------
            50,000       NY MTA, Series A                       5.000    11/15/2022     11/15/2012(A)               51,159
----------------------------------------------------------------------------------------------------------------------------
         2,000,000       NY MTA, Series A                       5.000    07/01/2025     07/01/2012(A)            2,018,500
----------------------------------------------------------------------------------------------------------------------------
        54,445,000       NY MTA, Series A                       5.000    11/15/2025     11/15/2012(A)           55,750,591
----------------------------------------------------------------------------------------------------------------------------
        10,785,000       NY MTA, Series A                       5.000    11/15/2026     05/15/2016(A)           11,981,057
----------------------------------------------------------------------------------------------------------------------------
           270,000       NY MTA, Series A                       5.000    11/15/2030     11/15/2012(A)              276,634
----------------------------------------------------------------------------------------------------------------------------
        10,735,000       NY MTA, Series A                       5.000    11/15/2030     11/15/2012(A)           10,974,927
----------------------------------------------------------------------------------------------------------------------------
         4,180,000       NY MTA, Series A                       5.125    11/15/2021     11/15/2012(A)            4,277,478
----------------------------------------------------------------------------------------------------------------------------
           100,000       NY MTA, Series A                       5.125    01/01/2029     07/01/2012(A)              100,921
----------------------------------------------------------------------------------------------------------------------------
        24,845,000       NY MTA, Series A                       5.125    11/15/2031     11/15/2012(A)           25,419,665
----------------------------------------------------------------------------------------------------------------------------
        34,000,000       NY MTA, Series A                       5.250    01/01/2023     07/01/2012(A)           34,397,460
----------------------------------------------------------------------------------------------------------------------------
           300,000       NY MTA, Series A                       5.250    11/15/2024     11/15/2012(A)              307,773
----------------------------------------------------------------------------------------------------------------------------
        12,475,000       NY MTA, Series A                       5.250    11/15/2029     05/15/2016(A)           13,805,584
----------------------------------------------------------------------------------------------------------------------------
        10,825,000       NY MTA, Series A                       5.250    11/15/2031     11/15/2012(A)           11,085,125
----------------------------------------------------------------------------------------------------------------------------
         1,150,000       NY MTA, Series A                       5.500    11/15/2019     11/15/2012(A)            1,184,190
----------------------------------------------------------------------------------------------------------------------------
           150,000       NY MTA, Series A                       5.750    11/15/2032     11/15/2012(A)              154,166
----------------------------------------------------------------------------------------------------------------------------
           455,000       NY MTA, Series A                       5.750    11/15/2032     11/15/2012(A)              467,635
----------------------------------------------------------------------------------------------------------------------------
        13,180,000       NY MTA, Series A                       5.750    11/15/2032     11/15/2012(A)           13,571,182
----------------------------------------------------------------------------------------------------------------------------
         5,000,000       NY MTA, Series B                       5.000    11/15/2025     11/15/2015(A)            5,558,000
----------------------------------------------------------------------------------------------------------------------------
        16,500,000       NY MTA, Series B                       5.250    11/15/2025     11/15/2013(A)           17,471,520
----------------------------------------------------------------------------------------------------------------------------
         6,500,000       NY MTA, Series B                       5.250    11/15/2027     11/15/2019(A)            7,389,330
----------------------------------------------------------------------------------------------------------------------------
         5,000,000       NY MTA, Series D                       5.000    11/15/2031     11/15/2021(A)            5,520,000
----------------------------------------------------------------------------------------------------------------------------
           100,000       NY MTA, Series E                       5.250    11/15/2031     11/15/2012(A)              102,403
----------------------------------------------------------------------------------------------------------------------------
            50,000       NY MTA, Series E                       5.250    11/15/2031     11/15/2012(A)               51,186
----------------------------------------------------------------------------------------------------------------------------
            50,000       NY MTA, Series E                       5.500    11/15/2021     11/15/2012(A)               51,292
----------------------------------------------------------------------------------------------------------------------------
         2,230,000       NY MTA, Series F                       5.000    11/15/2030     11/15/2015(A)            2,333,963
----------------------------------------------------------------------------------------------------------------------------
         8,740,000       NY MTA, Series F                       5.000    11/15/2031     11/15/2012(A)            8,938,136
----------------------------------------------------------------------------------------------------------------------------
           500,000       NY MTA, Series F                       5.000    11/15/2031     11/15/2012(A)              511,335
----------------------------------------------------------------------------------------------------------------------------

8 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

         PRINCIPAL                                                                      EFFECTIVE
            AMOUNT                                              COUPON   MATURITY       MATURITY**                   VALUE
----------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
----------------------------------------------------------------------------------------------------------------------------
 $          35,000       NY New Hartford-Sunset Wood
                         Funding Corp.                          5.950%   08/01/2027     08/01/2012(A)    $          35,222
----------------------------------------------------------------------------------------------------------------------------
            50,000       NY Oneida Healthcare Corp.
                         (Oneida Health Systems)                5.300    02/01/2021     04/30/2012(A)               50,293
----------------------------------------------------------------------------------------------------------------------------
         2,735,000       NY Oneida Healthcare Corp.
                         (Oneida Health Systems)                5.500    02/01/2016     04/30/2012(A)            2,754,063
----------------------------------------------------------------------------------------------------------------------------
        10,000,000       NY Sales Tax Asset Receivable
                         Corp.                                  5.000    10/15/2026     10/15/2014(A)           10,923,400
----------------------------------------------------------------------------------------------------------------------------
         4,000,000       NY Seneca Nation Indians
                         Capital Improvements                   5.000    12/01/2023     11/11/2020(B)            3,562,320
----------------------------------------------------------------------------------------------------------------------------
        10,450,000       NY Seneca Nation Indians
                         Capital Improvements                   5.250    12/01/2016     06/14/2015(B)           10,389,495
----------------------------------------------------------------------------------------------------------------------------
           500,000       NY Tobacco Settlement Financing
                         Corp. (TASC)                           5.250    06/01/2020     06/01/2013(A)              526,655
----------------------------------------------------------------------------------------------------------------------------
         2,220,000       NY Tobacco Settlement Financing
                         Corp. (TASC)                           5.250    06/01/2021     06/01/2013(A)            2,338,881
----------------------------------------------------------------------------------------------------------------------------
         5,530,000       NY Tobacco Settlement Financing
                         Corp. (TASC)                           5.500    06/01/2018     06/01/2012(A)            5,571,807
----------------------------------------------------------------------------------------------------------------------------
        20,500,000       NY Tobacco Settlement Financing
                         Corp. (TASC)                           5.500    06/01/2019     06/01/2013(A)           21,652,510
----------------------------------------------------------------------------------------------------------------------------
        11,000,000       NY Tobacco Settlement Financing
                         Corp. (TASC)                           5.500    06/01/2020     06/01/2013(A)           11,618,420
----------------------------------------------------------------------------------------------------------------------------
        18,395,000       NY Tobacco Settlement Financing
                         Corp. (TASC)                           5.500    06/01/2021     06/01/2013(A)           19,433,582
----------------------------------------------------------------------------------------------------------------------------
            25,000       NY Triborough Bridge & Tunnel
                         Authority                              5.000    11/15/2021     11/15/2012(A)               25,677
----------------------------------------------------------------------------------------------------------------------------
            40,000       NY Triborough Bridge & Tunnel
                         Authority                              5.000    01/01/2024     04/30/2012(A)               40,152
----------------------------------------------------------------------------------------------------------------------------
        20,000,000       NY Triborough Bridge & Tunnel
                         Authority                              5.000    11/15/2025     11/15/2012(A)           20,548,400
----------------------------------------------------------------------------------------------------------------------------
        24,890,000       NY Triborough Bridge & Tunnel
                         Authority                              5.000    11/15/2026     11/15/2012(A)           25,486,862
----------------------------------------------------------------------------------------------------------------------------
           210,000       NY Triborough Bridge & Tunnel
                         Authority                              5.000    11/15/2028     11/15/2013(A)              217,537
----------------------------------------------------------------------------------------------------------------------------
         1,000,000       NY Triborough Bridge & Tunnel
                         Authority                              5.000    11/15/2032     11/15/2012(A)            1,022,670
----------------------------------------------------------------------------------------------------------------------------
        10,000,000       NY Triborough Bridge & Tunnel
                         Authority                              5.250    11/15/2023     11/15/2012(A)           10,288,200
----------------------------------------------------------------------------------------------------------------------------
         2,720,000       NY Triborough Bridge & Tunnel
                         Authority                              5.250    11/15/2030     11/15/2013(A)            2,875,557
----------------------------------------------------------------------------------------------------------------------------
         3,000,000       NY Triborough Bridge & Tunnel
                         Authority, Series B                    5.000    11/15/2027     11/15/2012(A)            3,069,900
----------------------------------------------------------------------------------------------------------------------------
           150,000       NY Triborough Bridge & Tunnel
                         Authority, Series B                    5.000    11/15/2032     11/15/2012(A)              153,401
----------------------------------------------------------------------------------------------------------------------------
       163,480,000       NY TSASC, Inc. (TFABs)                 4.750    06/01/2022     01/21/2015(B)          162,817,906
----------------------------------------------------------------------------------------------------------------------------
        91,000,000       NY TSASC, Inc. (TFABs)                 5.000    06/01/2026     06/05/2022(B)           85,193,290
----------------------------------------------------------------------------------------------------------------------------
        14,740,000       NY TSASC, Inc. (TFABs)                 5.000    06/01/2034     06/26/2028(B)           11,094,208
----------------------------------------------------------------------------------------------------------------------------
           165,000       NY Valley Health Devel. Corp.          6.750    05/20/2022     05/20/2012(A)              172,016
----------------------------------------------------------------------------------------------------------------------------
        10,000,000       NYC Capital Resources Corp.
                         (Albee Retail Devel.)                  7.250    11/01/2042     05/01/2012(A)           10,002,200
----------------------------------------------------------------------------------------------------------------------------
        45,175,000       NYC GO                                 4.900(1) 12/15/2028     12/15/2013(A)           48,109,116
----------------------------------------------------------------------------------------------------------------------------
        50,000,000       NYC GO                                 4.950(1) 12/15/2033     12/15/2013(A)           53,289,500
----------------------------------------------------------------------------------------------------------------------------

9 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

         PRINCIPAL                                                                      EFFECTIVE
            AMOUNT                                              COUPON   MATURITY       MATURITY**                   VALUE
----------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
----------------------------------------------------------------------------------------------------------------------------
 $           5,000       NYC GO                                 5.000%   08/01/2015     04/30/2012(A)    $           5,019
----------------------------------------------------------------------------------------------------------------------------
           425,000       NYC GO                                 5.000    08/01/2020     08/01/2014(A)              464,878
----------------------------------------------------------------------------------------------------------------------------
             5,000       NYC GO                                 5.000    08/01/2022     04/30/2012(A)                5,018
----------------------------------------------------------------------------------------------------------------------------
           500,000       NYC GO                                 5.000    08/01/2022     08/01/2015(A)              564,010
----------------------------------------------------------------------------------------------------------------------------
            40,000       NYC GO                                 5.000    09/15/2022     09/15/2013(A)               42,751
----------------------------------------------------------------------------------------------------------------------------
        29,000,000       NYC GO(2)                              5.000    06/01/2023     06/01/2015(A)           32,485,800
----------------------------------------------------------------------------------------------------------------------------
           615,000       NYC GO                                 5.000    08/01/2023     08/01/2015(A)              692,441
----------------------------------------------------------------------------------------------------------------------------
         8,065,000       NYC GO                                 5.000    08/01/2023     08/01/2019(A)            9,332,415
----------------------------------------------------------------------------------------------------------------------------
        10,000,000       NYC GO(2)                              5.000    08/15/2023     08/15/2023              10,938,869
----------------------------------------------------------------------------------------------------------------------------
         4,945,000       NYC GO                                 5.000    09/01/2023     09/01/2015(A)            5,581,867
----------------------------------------------------------------------------------------------------------------------------
        11,340,000       NYC GO(2)                              5.000    12/01/2023     12/01/2023              12,528,545
----------------------------------------------------------------------------------------------------------------------------
         2,000,000       NYC GO                                 5.000    08/01/2024     02/01/2016(A)            2,242,080
----------------------------------------------------------------------------------------------------------------------------
        21,015,000       NYC GO                                 5.000    08/01/2024     08/01/2016(A)           23,878,084
----------------------------------------------------------------------------------------------------------------------------
         3,650,000       NYC GO                                 5.000    12/01/2024     12/01/2014(A)            4,020,877
----------------------------------------------------------------------------------------------------------------------------
        10,000,000       NYC GO                                 5.000    11/01/2025     11/01/2014(A)           10,984,900
----------------------------------------------------------------------------------------------------------------------------
        19,505,000       NYC GO                                 5.000    08/01/2028     08/01/2019(A)           21,830,971
----------------------------------------------------------------------------------------------------------------------------
         1,000,000       NYC GO                                 5.000    10/15/2029     10/15/2013(A)            1,057,990
----------------------------------------------------------------------------------------------------------------------------
        10,000,000       NYC GO                                 5.000    04/01/2030     04/01/2015(A)           10,951,300
----------------------------------------------------------------------------------------------------------------------------
         1,000,000       NYC GO                                 5.000    08/01/2030     08/01/2015(A)            1,105,360
----------------------------------------------------------------------------------------------------------------------------
            35,000       NYC GO                                 5.125    08/01/2013     04/30/2012(A)               35,144
----------------------------------------------------------------------------------------------------------------------------
             5,000       NYC GO                                 5.125    08/01/2018     04/30/2012(A)                5,019
----------------------------------------------------------------------------------------------------------------------------
            10,000       NYC GO                                 5.125    08/01/2022     04/30/2012(A)               10,038
----------------------------------------------------------------------------------------------------------------------------
         6,500,000       NYC GO                                 5.125    12/01/2024     12/01/2017(A)            7,666,685
----------------------------------------------------------------------------------------------------------------------------
            10,000       NYC GO                                 5.125    08/01/2025     04/30/2012(A)               10,035
----------------------------------------------------------------------------------------------------------------------------
            15,000       NYC GO                                 5.125    08/01/2025     04/30/2012(A)               15,053
----------------------------------------------------------------------------------------------------------------------------
             5,000       NYC GO                                 5.125    08/01/2025     04/30/2012(A)                5,018
----------------------------------------------------------------------------------------------------------------------------
             5,000       NYC GO                                 5.250    08/01/2012     04/30/2012(A)                5,021
----------------------------------------------------------------------------------------------------------------------------
             5,000       NYC GO                                 5.250    08/01/2015     04/30/2012(A)                5,020
----------------------------------------------------------------------------------------------------------------------------
            10,000       NYC GO                                 5.250    01/15/2023     01/15/2013(A)               10,400
----------------------------------------------------------------------------------------------------------------------------
            15,000       NYC GO                                 5.250    01/15/2023     01/15/2013(A)               15,531
----------------------------------------------------------------------------------------------------------------------------
         5,720,000       NYC GO                                 5.250    08/15/2024     08/15/2014(A)            6,271,351
----------------------------------------------------------------------------------------------------------------------------
           110,000       NYC GO                                 5.250    06/01/2027     06/01/2012(A)              110,949
----------------------------------------------------------------------------------------------------------------------------
            10,000       NYC GO                                 5.250    06/01/2027     06/01/2012(A)               10,076
----------------------------------------------------------------------------------------------------------------------------
           110,000       NYC GO                                 5.250    01/15/2028     01/15/2013(A)              114,358
----------------------------------------------------------------------------------------------------------------------------
           110,000       NYC GO                                 5.250    01/15/2028     01/15/2013(A)              113,563
----------------------------------------------------------------------------------------------------------------------------
         9,500,000       NYC GO                                 5.250    04/01/2028     04/01/2019(A)           10,748,110
----------------------------------------------------------------------------------------------------------------------------
            80,000       NYC GO                                 5.250    01/15/2033     01/15/2013(A)               83,196
----------------------------------------------------------------------------------------------------------------------------
           100,000       NYC GO                                 5.250    01/15/2033     01/15/2013(A)              103,239
----------------------------------------------------------------------------------------------------------------------------
             5,000       NYC GO                                 5.300    08/01/2024     04/30/2012(A)                5,019
----------------------------------------------------------------------------------------------------------------------------
            70,000       NYC GO                                 5.300    01/15/2026     01/15/2013(A)               72,374
----------------------------------------------------------------------------------------------------------------------------
             5,000       NYC GO                                 5.375    08/01/2015     04/09/2012(A)                5,007
----------------------------------------------------------------------------------------------------------------------------
            50,000       NYC GO                                 5.375    03/01/2027     03/01/2013(A)               52,375
----------------------------------------------------------------------------------------------------------------------------

10 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

         PRINCIPAL                                                                      EFFECTIVE
            AMOUNT                                              COUPON   MATURITY       MATURITY**                   VALUE
----------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
----------------------------------------------------------------------------------------------------------------------------
 $          55,000       NYC GO                                 5.375%   08/01/2027     04/30/2012(A)    $          55,212
----------------------------------------------------------------------------------------------------------------------------
           100,000       NYC GO                                 5.500    08/01/2022     04/30/2012(A)              100,411
----------------------------------------------------------------------------------------------------------------------------
            70,000       NYC GO                                 5.500    08/01/2022     04/30/2012(A)               70,288
----------------------------------------------------------------------------------------------------------------------------
           140,000       NYC GO                                 5.500    06/01/2023     06/01/2013(A)              147,662
----------------------------------------------------------------------------------------------------------------------------
           670,000       NYC GO                                 5.500    06/01/2023     06/01/2013(A)              711,138
----------------------------------------------------------------------------------------------------------------------------
            20,000       NYC GO                                 5.500    02/15/2026     04/30/2012(A)               20,080
----------------------------------------------------------------------------------------------------------------------------
            50,000       NYC GO                                 5.500    02/15/2026     04/30/2012(A)               50,199
----------------------------------------------------------------------------------------------------------------------------
            75,000       NYC GO                                 5.500    06/01/2028     06/01/2012(A)               75,609
----------------------------------------------------------------------------------------------------------------------------
           775,000       NYC GO                                 5.500    06/01/2028     06/01/2012(A)              782,014
----------------------------------------------------------------------------------------------------------------------------
            15,000       NYC GO                                 5.500    11/15/2037     04/30/2012(A)               15,060
----------------------------------------------------------------------------------------------------------------------------
            30,000       NYC GO                                 5.600    12/01/2013     06/01/2012(A)               30,274
----------------------------------------------------------------------------------------------------------------------------
            10,000       NYC GO                                 5.750    05/15/2012     04/30/2012(A)               10,045
----------------------------------------------------------------------------------------------------------------------------
            10,000       NYC GO                                 5.750    05/15/2012     04/30/2012(A)               10,045
----------------------------------------------------------------------------------------------------------------------------
           570,000       NYC GO                                 5.750    03/01/2018     03/01/2013(A)              599,036
----------------------------------------------------------------------------------------------------------------------------
            55,000       NYC GO                                 5.750    08/01/2018     08/01/2012(A)               56,033
----------------------------------------------------------------------------------------------------------------------------
           255,000       NYC GO                                 5.750    08/01/2018     08/01/2012(A)              259,475
----------------------------------------------------------------------------------------------------------------------------
            35,000       NYC GO                                 5.750    08/01/2018     08/01/2012(A)               35,655
----------------------------------------------------------------------------------------------------------------------------
           465,000       NYC GO                                 5.750    08/01/2018     08/01/2012(A)              473,161
----------------------------------------------------------------------------------------------------------------------------
            20,000       NYC GO                                 5.875    08/01/2015     04/30/2012(A)               20,091
----------------------------------------------------------------------------------------------------------------------------
         3,780,000       NYC GO                                 5.875    06/01/2019     06/01/2012(A)            3,816,628
----------------------------------------------------------------------------------------------------------------------------
           375,000       NYC GO                                 5.875    06/01/2019     06/01/2012(A)              378,401
----------------------------------------------------------------------------------------------------------------------------
            85,000       NYC GO                                 5.875    08/01/2019     08/01/2012(A)               86,632
----------------------------------------------------------------------------------------------------------------------------
         5,365,000       NYC GO                                 5.875    08/01/2019     08/01/2012(A)            5,461,409
----------------------------------------------------------------------------------------------------------------------------
             5,000       NYC GO                                 6.000    08/01/2017     04/09/2012(A)                5,007
----------------------------------------------------------------------------------------------------------------------------
             5,000       NYC GO                                 6.000    02/01/2022     04/30/2012(A)                5,023
----------------------------------------------------------------------------------------------------------------------------
            35,000       NYC GO                                 6.000    02/15/2024     04/30/2012(A)               35,154
----------------------------------------------------------------------------------------------------------------------------
           590,000       NYC GO                                 6.350    05/15/2014     04/30/2012(A)              592,938
----------------------------------------------------------------------------------------------------------------------------
             5,000       NYC GO                                 7.000    02/01/2018     04/30/2012(A)                5,027
----------------------------------------------------------------------------------------------------------------------------
            45,000       NYC GO                                 7.750    08/15/2027     08/15/2012(A)               46,189
----------------------------------------------------------------------------------------------------------------------------
           206,338       NYC HDC (Bay Towers)                   6.500    08/15/2017     04/30/2012(A)              206,996
----------------------------------------------------------------------------------------------------------------------------
         2,443,024       NYC HDC (East Midtown Plaza)           6.500    11/15/2018     04/30/2012(A)            2,449,058
----------------------------------------------------------------------------------------------------------------------------
            24,373       NYC HDC (Essex Terrace)                6.500    07/15/2018     04/30/2012(A)               24,433
----------------------------------------------------------------------------------------------------------------------------
           185,069       NYC HDC (Kingsbridge Arms)             6.500    08/15/2017     04/30/2012(A)              185,674
----------------------------------------------------------------------------------------------------------------------------
         4,725,000       NYC HDC (Multifamily Hsg.)             4.750    11/01/2030     05/01/2020(A)            5,014,548
----------------------------------------------------------------------------------------------------------------------------
         1,850,000       NYC HDC (Multifamily Hsg.)             4.750    11/01/2030     05/01/2020(A)            1,963,368
----------------------------------------------------------------------------------------------------------------------------
         1,500,000       NYC HDC (Multifamily Hsg.)             5.000    11/01/2030     05/01/2018(A)            1,518,375
----------------------------------------------------------------------------------------------------------------------------
           565,000       NYC HDC (Multifamily Hsg.)             5.050    11/01/2023     11/01/2012(A)              568,334
----------------------------------------------------------------------------------------------------------------------------
            30,000       NYC HDC (Multifamily Hsg.)             5.100    11/01/2018     05/01/2018(A)               31,988
----------------------------------------------------------------------------------------------------------------------------
           515,000       NYC HDC (Multifamily Hsg.)             5.100    11/01/2027     05/01/2017(A)              534,292
----------------------------------------------------------------------------------------------------------------------------
           260,000       NYC HDC (Multifamily Hsg.)             5.200    11/01/2035     05/01/2018(A)              264,940
----------------------------------------------------------------------------------------------------------------------------
         4,785,000       NYC HDC (Multifamily Hsg.)             5.500    11/01/2028     05/01/2018(A)            5,018,412
----------------------------------------------------------------------------------------------------------------------------
           200,000       NYC HDC (Multifamily Hsg.)             6.250    11/01/2023     11/01/2018(A)              223,832
----------------------------------------------------------------------------------------------------------------------------

11 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

         PRINCIPAL                                                                      EFFECTIVE
            AMOUNT                                              COUPON   MATURITY       MATURITY**                   VALUE
----------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
----------------------------------------------------------------------------------------------------------------------------
 $       3,625,000       NYC HDC (Multifamily Hsg.),
                         Series A                               5.375%   11/01/2023     05/01/2012(A)    $       3,667,884
----------------------------------------------------------------------------------------------------------------------------
         1,000,000       NYC HDC (Multifamily Hsg.),
                         Series A                               5.500    11/01/2034     05/01/2012(A)            1,012,790
----------------------------------------------------------------------------------------------------------------------------
           150,000       NYC HDC (Multifamily Hsg.),
                         Series E                               6.250    05/01/2036     04/30/2012(A)              150,198
----------------------------------------------------------------------------------------------------------------------------
        13,000,000       NYC HDC, Series A                      5.000    07/01/2025     07/01/2015(A)           13,745,680
----------------------------------------------------------------------------------------------------------------------------
            25,000       NYC HDC, Series A                      5.250    05/01/2030     05/01/2014(A)               25,629
----------------------------------------------------------------------------------------------------------------------------
         2,215,000       NYC HDC, Series C                      5.000    11/01/2026     11/01/2015(A)            2,273,720
----------------------------------------------------------------------------------------------------------------------------
        11,460,000       NYC Health & Hospital Corp.            5.000    02/15/2024     02/15/2020(A)           12,932,266
----------------------------------------------------------------------------------------------------------------------------
        22,300,000       NYC Health & Hospital Corp.
                         (Health System)                        5.000    02/15/2030     02/15/2020(A)           24,319,488
----------------------------------------------------------------------------------------------------------------------------
         9,400,000       NYC IDA (AIRIS JFK I/JFK
                         International Airport)                 5.500    07/01/2028     09/16/2023(B)            8,964,122
----------------------------------------------------------------------------------------------------------------------------
         7,055,000       NYC IDA (AIRIS JFK I/JFK
                         International Airport)                 6.000    07/01/2015     04/30/2012(A)            7,063,607
----------------------------------------------------------------------------------------------------------------------------
           650,000       NYC IDA (Beth Abraham Health
                         Services)                              6.000    02/15/2013     02/15/2013                 655,961
----------------------------------------------------------------------------------------------------------------------------
           270,000       NYC IDA (Beth Abraham Health
                         Services)                              6.000    11/15/2013     05/23/2013(B)              274,520
----------------------------------------------------------------------------------------------------------------------------
           130,000       NYC IDA (Beth Abraham Health
                         Services)                              6.000    11/15/2013     05/17/2013(B)              132,176
----------------------------------------------------------------------------------------------------------------------------
           490,000       NYC IDA (Calhoun School)               6.250    12/01/2016     01/19/2015(B)              516,191
----------------------------------------------------------------------------------------------------------------------------
         3,540,000       NYC IDA (Calhoun School)               6.250    12/01/2017     06/01/2012(A)            3,546,974
----------------------------------------------------------------------------------------------------------------------------
           375,000       NYC IDA (Center for Elimination
                         of Family Violence)                    6.250    11/01/2016     12/20/2014(B)              375,821
----------------------------------------------------------------------------------------------------------------------------
         5,705,000       NYC IDA (Chapin School)                4.800    11/01/2018     07/16/2015(A)            5,861,488
----------------------------------------------------------------------------------------------------------------------------
           430,000       NYC IDA (Comprehensive Care
                         Management)                            5.625    11/01/2015     05/30/2014(B)              440,359
----------------------------------------------------------------------------------------------------------------------------
           330,000       NYC IDA (Comprehensive Care
                         Management)                            5.625    11/01/2015     05/20/2014(B)              337,950
----------------------------------------------------------------------------------------------------------------------------
         1,800,000       NYC IDA (Comprehensive Care
                         Management)                            5.750    08/01/2018     06/20/2014(A)            1,827,054
----------------------------------------------------------------------------------------------------------------------------
         1,955,000       NYC IDA (Comprehensive Care
                         Management)                            5.750    11/01/2018     06/20/2014(A)            1,984,384
----------------------------------------------------------------------------------------------------------------------------
         2,040,000       NYC IDA (Comprehensive Care
                         Management)                            5.750    05/01/2019     07/10/2014(A)            2,069,172
----------------------------------------------------------------------------------------------------------------------------
           595,000       NYC IDA (Family Support
                         Systems)(3)                            6.500    11/01/2014     11/15/2013(B)              432,137
----------------------------------------------------------------------------------------------------------------------------
           430,000       NYC IDA (Gourmet Boutique)             5.250    11/01/2013     04/28/2013(B)              413,441
----------------------------------------------------------------------------------------------------------------------------
         1,095,000       NYC IDA (Guttmacher Institute)         5.250    12/01/2016     10/06/2014(B)            1,108,830
----------------------------------------------------------------------------------------------------------------------------
           200,000       NYC IDA (Horace Mann School)           5.000    07/01/2018     04/30/2012(A)              200,586
----------------------------------------------------------------------------------------------------------------------------
           545,000       NYC IDA (Horace Mann School)           5.000    07/01/2023     04/30/2012(A)              546,690
----------------------------------------------------------------------------------------------------------------------------
           400,000       NYC IDA (Independent Living
                         Assoc.)                                6.200    07/01/2020     11/25/2016(B)              394,608
----------------------------------------------------------------------------------------------------------------------------
         2,780,000       NYC IDA (Lycee Francais De New
                         York)                                  5.375    06/01/2023     12/01/2012(A)            2,860,481
----------------------------------------------------------------------------------------------------------------------------
         2,355,000       NYC IDA (Lycee Francais De New
                         York)                                  5.500    06/01/2013     12/01/2012(A)            2,425,438
----------------------------------------------------------------------------------------------------------------------------
           730,000       NYC IDA (Lycee Francais De New
                         York)                                  5.500    06/01/2015     12/01/2012(A)              751,236
----------------------------------------------------------------------------------------------------------------------------

12 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

         PRINCIPAL                                                                      EFFECTIVE
            AMOUNT                                              COUPON   MATURITY       MATURITY**                   VALUE
----------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
----------------------------------------------------------------------------------------------------------------------------
 $       2,880,000       NYC IDA (Lycee Francais De New
                         York)                                  5.500%   06/01/2016     12/01/2012(A)    $       2,950,963
----------------------------------------------------------------------------------------------------------------------------
         2,000,000       NYC IDA (Lycee Francais De New
                         York)                                  5.500    06/01/2017     12/01/2012(A)            2,046,780
----------------------------------------------------------------------------------------------------------------------------
         3,210,000       NYC IDA (Lycee Francais De New
                         York)                                  5.500    06/01/2018     12/01/2012(A)            3,280,395
----------------------------------------------------------------------------------------------------------------------------
           485,000       NYC IDA (Manhattan Community
                         Access Corp.)                          5.250    12/01/2016     10/06/2014(B)              478,884
----------------------------------------------------------------------------------------------------------------------------
         2,620,000       NYC IDA (Margaret Tietz Nursing
                         & Rehabilitation Center)               5.375    11/01/2016     12/10/2014(B)            2,623,118
----------------------------------------------------------------------------------------------------------------------------
           310,000       NYC IDA (Margaret Tietz Nursing
                         & Rehabilitation Center)               5.375    11/01/2018     01/05/2016(B)              305,753
----------------------------------------------------------------------------------------------------------------------------
         1,520,000       NYC IDA (Margaret Tietz Nursing
                         & Rehabilitation Center)               5.375    11/01/2018     01/17/2016(B)            1,499,176
----------------------------------------------------------------------------------------------------------------------------
           250,000       NYC IDA (Marymount School of
                         New York)                              5.125    09/01/2021     09/01/2012(A)              255,388
----------------------------------------------------------------------------------------------------------------------------
           670,000       NYC IDA (Metro Biofuels)               5.500    11/01/2013     05/08/2013(B)              654,724
----------------------------------------------------------------------------------------------------------------------------
         1,500,000       NYC IDA (Metropolitan College
                         of New York)                           5.750    03/01/2020     11/25/2014(A)            1,543,125
----------------------------------------------------------------------------------------------------------------------------
         4,585,000       NYC IDA (Montefiore Medical
                         Center Corp.)                          5.125    11/01/2025     04/30/2012(A)            4,593,115
----------------------------------------------------------------------------------------------------------------------------
         5,865,000       NYC IDA (Montefiore Medical
                         Center Corp.)                          5.125    11/01/2035     04/30/2012(A)            5,871,862
----------------------------------------------------------------------------------------------------------------------------
           805,000       NYC IDA (New York Institute of
                         Technology)                            5.250    03/01/2018     03/01/2013(A)              823,290
----------------------------------------------------------------------------------------------------------------------------
            75,000       NYC IDA (Polytechnic University)       4.550    11/01/2018     11/01/2017(A)               78,304
----------------------------------------------------------------------------------------------------------------------------
           250,000       NYC IDA (Queens Baseball
                         Stadium)                               5.000    01/01/2025     01/01/2025                 246,735
----------------------------------------------------------------------------------------------------------------------------
         5,000,000       NYC IDA (Queens Baseball
                         Stadium)                               5.000    01/01/2026     01/01/2026               4,883,000
----------------------------------------------------------------------------------------------------------------------------
         3,220,000       NYC IDA (Queens Baseball
                         Stadium)                               5.000    01/01/2031     02/07/2029(B)            3,154,505
----------------------------------------------------------------------------------------------------------------------------
           810,000       NYC IDA (Reece School)                 6.500    12/01/2017     08/11/2015(B)              819,582
----------------------------------------------------------------------------------------------------------------------------
         2,900,000       NYC IDA (Rosco, Inc.)                  5.625    06/01/2022     01/05/2018(B)            2,894,055
----------------------------------------------------------------------------------------------------------------------------
         1,000,000       NYC IDA (Royal Charter NY
                         Presbyterian)                          5.750    12/15/2029     04/30/2012(A)            1,023,760
----------------------------------------------------------------------------------------------------------------------------
         4,400,000       NYC IDA (Samaritan Aids
                         Services)                              5.000    11/01/2024     04/30/2012(A)            4,407,480
----------------------------------------------------------------------------------------------------------------------------
           100,000       NYC IDA (SFTU/YAI/CRV Obligated
                         Group)                                 4.400    07/01/2012     07/01/2012                  99,722
----------------------------------------------------------------------------------------------------------------------------
           300,000       NYC IDA (Showman Fabricators)          7.125    11/01/2013     02/09/2013(B)              293,298
----------------------------------------------------------------------------------------------------------------------------
            50,000       NYC IDA (Special Needs
                         Facilities Pooled Program)             4.150    07/01/2014     05/20/2013(B)               50,292
----------------------------------------------------------------------------------------------------------------------------
           200,000       NYC IDA (Special Needs
                         Facilities Pooled Program)             5.800    07/01/2023     10/13/2021(B)              187,726
----------------------------------------------------------------------------------------------------------------------------
           715,000       NYC IDA (Stallion)                     5.000    11/01/2016     09/04/2014(B)              642,013
----------------------------------------------------------------------------------------------------------------------------
           375,000       NYC IDA (Stallion)                     5.500    11/01/2017     06/18/2015(B)              341,693
----------------------------------------------------------------------------------------------------------------------------
         1,170,000       NYC IDA (Studio School)                6.250    11/01/2018     01/29/2016(B)              761,682
----------------------------------------------------------------------------------------------------------------------------
         8,605,000       NYC IDA (Terminal One Group
                         Assoc.)                                5.500    01/01/2017     01/01/2016(C)            9,441,320
----------------------------------------------------------------------------------------------------------------------------
        11,820,000       NYC IDA (Terminal One Group
                         Assoc.)                                5.500    01/01/2018     01/01/2016(C)           12,854,250
----------------------------------------------------------------------------------------------------------------------------
        14,620,000       NYC IDA (Terminal One Group
                         Assoc.)                                5.500    01/01/2019     01/01/2016(C)           15,743,108
----------------------------------------------------------------------------------------------------------------------------

13 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

         PRINCIPAL                                                                      EFFECTIVE
            AMOUNT                                              COUPON   MATURITY       MATURITY**                   VALUE
----------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
----------------------------------------------------------------------------------------------------------------------------
 $      15,245,000       NYC IDA (Terminal One Group
                         Assoc.)                                5.500%   01/01/2020     01/01/2016(C)    $      16,282,727
----------------------------------------------------------------------------------------------------------------------------
         9,750,000       NYC IDA (Terminal One Group
                         Assoc.)                                5.500    01/01/2021     01/01/2016(C)           10,378,388
----------------------------------------------------------------------------------------------------------------------------
        48,790,000       NYC IDA (Terminal One Group
                         Assoc.)                                5.500    01/01/2024     01/01/2016(C)           51,166,073
----------------------------------------------------------------------------------------------------------------------------
           445,000       NYC IDA (The Child School)             7.000    06/01/2013     12/04/2012(B)              451,128
----------------------------------------------------------------------------------------------------------------------------
           125,000       NYC IDA (Trinity Episcopal
                         School Corp.)                          5.250    06/15/2017     04/30/2012(A)              125,439
----------------------------------------------------------------------------------------------------------------------------
         5,940,000       NYC IDA (Unicef)                       5.050    11/01/2018     01/13/2016(B)            5,751,405
----------------------------------------------------------------------------------------------------------------------------
           825,000       NYC IDA (United Nations School)        6.350    12/01/2015     04/30/2012(A)              828,218
----------------------------------------------------------------------------------------------------------------------------
         1,000,000       NYC IDA (Urban Resource
                         Institute)                             5.250    03/01/2023     03/01/2013(A)            1,021,000
----------------------------------------------------------------------------------------------------------------------------
           385,000       NYC IDA (Urban Resource
                         Institute)                             6.500    11/01/2013     02/08/2013(B)              383,375
----------------------------------------------------------------------------------------------------------------------------
           620,000       NYC IDA (Vaughn College
                         Aeronautics)                           5.000    12/01/2016     12/01/2016                 625,865
----------------------------------------------------------------------------------------------------------------------------
         1,940,000       NYC IDA (Vaughn College
                         Aeronautics)                           5.000    12/01/2016     12/01/2016               1,958,352
----------------------------------------------------------------------------------------------------------------------------
         3,800,000       NYC IDA (Visy Paper)                   7.800    01/01/2016     04/30/2012(A)            3,804,940
----------------------------------------------------------------------------------------------------------------------------
           765,000       NYC IDA (Vocational
                         Instruction)(3)                        7.250    02/01/2013     02/01/2013                 665,573
----------------------------------------------------------------------------------------------------------------------------
         3,430,000       NYC IDA (Yankee Stadium)               3.595(1) 03/01/2016     05/01/2012(A)            3,295,921
----------------------------------------------------------------------------------------------------------------------------
         1,250,000       NYC IDA (Yankee Stadium)               3.765(1) 03/01/2022     05/01/2012(A)            1,047,238
----------------------------------------------------------------------------------------------------------------------------
           195,000       NYC IDA (Yankee Stadium)               3.785(1) 03/01/2024     05/01/2012(A)              154,746
----------------------------------------------------------------------------------------------------------------------------
           200,000       NYC IDA (Yankee Stadium)               3.795(1) 03/01/2025     05/01/2012(A)              154,496
----------------------------------------------------------------------------------------------------------------------------
           985,000       NYC IDA (Yankee Stadium)               3.805(1) 03/01/2026     05/01/2012(A)              741,577
----------------------------------------------------------------------------------------------------------------------------
         1,000,000       NYC IDA (Yankee Stadium)               3.815(1) 03/01/2027     05/01/2012(A)              728,730
----------------------------------------------------------------------------------------------------------------------------
         3,840,000       NYC IDA (Yeled Yalda Early
                         Childhood)                             5.350    11/01/2017     06/20/2015(B)            3,791,040
----------------------------------------------------------------------------------------------------------------------------
         6,555,000       NYC IDA (YMCA of Greater New
                         York)                                  5.000    08/01/2036     08/01/2016(A)            6,777,608
----------------------------------------------------------------------------------------------------------------------------
         5,405,000       NYC IDA (YMCA of Greater New
                         York)                                  5.250    08/01/2021     04/30/2012(A)            5,414,189
----------------------------------------------------------------------------------------------------------------------------
         4,125,000       NYC IDA (YMCA of Greater New
                         York)                                  5.800    08/01/2016     04/30/2012(A)            4,137,210
----------------------------------------------------------------------------------------------------------------------------
         6,175,000       NYC Municipal Water Finance
                         Authority                              5.000    06/15/2027     06/15/2015(A)            6,840,974
----------------------------------------------------------------------------------------------------------------------------
         5,000,000       NYC Municipal Water Finance
                         Authority                              5.000    06/15/2029     06/15/2016(A)            5,579,900
----------------------------------------------------------------------------------------------------------------------------
            50,000       NYC Municipal Water Finance
                         Authority                              5.000    06/15/2029     06/15/2012(A)               50,504
----------------------------------------------------------------------------------------------------------------------------
        30,000,000       NYC Municipal Water Finance
                         Authority                              5.000    06/15/2030     06/15/2020(A)           33,881,400
----------------------------------------------------------------------------------------------------------------------------
        10,000,000       NYC Municipal Water Finance
                         Authority                              5.000    06/15/2038     06/15/2015(A)           10,724,200
----------------------------------------------------------------------------------------------------------------------------
           230,000       NYC Municipal Water Finance
                         Authority                              5.125    06/15/2034     06/15/2012(A)              232,371
----------------------------------------------------------------------------------------------------------------------------
            70,000       NYC Municipal Water Finance
                         Authority                              5.125    06/15/2034     06/15/2012(A)               70,608
----------------------------------------------------------------------------------------------------------------------------
            50,000       NYC Municipal Water Finance
                         Authority                              5.750    06/15/2013     04/30/2012(A)               51,228
----------------------------------------------------------------------------------------------------------------------------

14 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

         PRINCIPAL                                                                      EFFECTIVE
            AMOUNT                                              COUPON   MATURITY       MATURITY**                   VALUE
----------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
----------------------------------------------------------------------------------------------------------------------------
 $      12,450,000       NYC Sales Tax Asset Receivables
                         Corp., Series A                        5.000%   10/15/2032     10/15/2014(A)    $      13,534,893
----------------------------------------------------------------------------------------------------------------------------
           150,000       NYC Transitional Finance
                         Authority                              5.375    01/15/2030     01/15/2019(A)              170,895
----------------------------------------------------------------------------------------------------------------------------
        20,000,000       NYC Transitional Finance
                         Authority                              5.500    11/01/2028     11/01/2015(A)           22,375,800
----------------------------------------------------------------------------------------------------------------------------
         7,010,000       NYC Transitional Finance
                         Authority (Building Aid)               5.250    07/15/2037     07/15/2021(A)            7,825,263
----------------------------------------------------------------------------------------------------------------------------
        12,605,000       NYC Transitional Finance
                         Authority (Future Tax)                 5.000    02/01/2033     02/01/2014(A)           13,416,006
----------------------------------------------------------------------------------------------------------------------------
        10,000,000       NYC Transitional Finance
                         Authority (Future Tax)                 5.250    11/01/2027     11/01/2018(A)           11,530,900
----------------------------------------------------------------------------------------------------------------------------
           375,000       NYC Trust for Cultural
                         Resources (Museum of Modern Art)       5.125    07/01/2031     07/01/2012(A)              378,686
----------------------------------------------------------------------------------------------------------------------------
         2,460,000       NYC Trust for Cultural
                         Resources (Museum of Modern Art)       5.500    01/01/2021     04/30/2012(A)            2,517,736
----------------------------------------------------------------------------------------------------------------------------
            50,000       NYC Trust for Cultural
                         Resources (Museum of Modern Art)       5.500    01/01/2021     04/30/2012(A)               50,162
----------------------------------------------------------------------------------------------------------------------------
            10,000       NYS DA (4201 School Programs)          5.000    07/01/2018     04/30/2012(A)               10,027
----------------------------------------------------------------------------------------------------------------------------
           250,000       NYS DA (Augustana Lutheran Home)       5.500    02/01/2041     04/30/2012(A)              253,375
----------------------------------------------------------------------------------------------------------------------------
            25,000       NYS DA (Brookdale Hospital
                         Medical Center)                        5.200    02/15/2016     04/30/2012(A)               25,078
----------------------------------------------------------------------------------------------------------------------------
            65,000       NYS DA (Brookdale Hospital
                         Medical Center)                        5.300    02/15/2017     04/30/2012(A)               65,190
----------------------------------------------------------------------------------------------------------------------------
            50,000       NYS DA (Brookdale Hospital
                         Medical Center)                        5.300    02/15/2017     04/30/2012(A)               50,146
----------------------------------------------------------------------------------------------------------------------------
           100,000       NYS DA (Brooklyn Hospital
                         Center)                                5.100    02/01/2019     04/30/2012(A)              100,293
----------------------------------------------------------------------------------------------------------------------------
           250,000       NYS DA (Brooklyn Law School)           5.125    07/01/2030     07/01/2013(A)              260,548
----------------------------------------------------------------------------------------------------------------------------
            25,000       NYS DA (Buena Vida Nursing Home)       5.000    07/01/2018     04/30/2012(A)               25,093
----------------------------------------------------------------------------------------------------------------------------
            75,000       NYS DA (Canisius College)              5.000    07/01/2019     07/01/2015(A)               78,568
----------------------------------------------------------------------------------------------------------------------------
         1,300,000       NYS DA (Canisius College)              5.000    07/01/2022     07/01/2015(A)            1,341,210
----------------------------------------------------------------------------------------------------------------------------
           400,000       NYS DA (Canisius College)              5.250    07/01/2030     07/01/2012(A)              400,860
----------------------------------------------------------------------------------------------------------------------------
            70,000       NYS DA (Carmel Richmond Nursing
                         Home)                                  5.000    07/01/2015     04/30/2012(A)               70,003
----------------------------------------------------------------------------------------------------------------------------
            50,000       NYS DA (Carmel Richmond Nursing
                         Home)                                  5.000    07/01/2018     06/28/2017(B)               49,076
----------------------------------------------------------------------------------------------------------------------------
         1,120,000       NYS DA (Catskill Regional
                         Medical Center)                        5.250    02/15/2023     02/15/2015(A)            1,185,038
----------------------------------------------------------------------------------------------------------------------------
         1,350,000       NYS DA (Chapel Oaks)                   5.375    07/01/2017     04/30/2012(A)            1,355,400
----------------------------------------------------------------------------------------------------------------------------
         3,290,000       NYS DA (Chapel Oaks)                   5.450    07/01/2026     04/30/2012(A)            3,296,054
----------------------------------------------------------------------------------------------------------------------------
           270,000       NYS DA (Culinary Institute of
                         America)                               5.000    07/01/2022     04/30/2012(A)              270,348
----------------------------------------------------------------------------------------------------------------------------
            25,000       NYS DA (D'Youville College)            4.700    07/01/2012     07/01/2012                  25,207
----------------------------------------------------------------------------------------------------------------------------
           125,000       NYS DA (D'Youville College)            5.250    07/01/2025     07/01/2012(A)              126,578
----------------------------------------------------------------------------------------------------------------------------
           350,000       NYS DA (Dept. of Health)               5.000    07/01/2021     07/01/2014(A)              371,494
----------------------------------------------------------------------------------------------------------------------------
            30,000       NYS DA (Dept. of Health)               5.000    07/01/2028     04/30/2012(A)               30,092
----------------------------------------------------------------------------------------------------------------------------
           880,000       NYS DA (Dept. of Health)               5.250    07/01/2023     07/01/2014(A)              928,594
----------------------------------------------------------------------------------------------------------------------------
         2,465,000       NYS DA (Ellis Hospital)                5.050    08/15/2024     08/15/2014(A)            2,663,260
----------------------------------------------------------------------------------------------------------------------------
            40,000       NYS DA (Ellis Hospital)                5.500    08/01/2015     04/30/2012(A)               40,127
----------------------------------------------------------------------------------------------------------------------------

15 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

         PRINCIPAL                                                                      EFFECTIVE
            AMOUNT                                              COUPON   MATURITY       MATURITY**                   VALUE
----------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
----------------------------------------------------------------------------------------------------------------------------
 $         150,000       NYS DA (Ellis Hospital)                 5.600%  08/01/2025     04/30/2012(A)    $         150,258
----------------------------------------------------------------------------------------------------------------------------
           175,000       NYS DA (Ellis Hospital)                 5.625   08/01/2035     04/30/2012(A)              175,231
----------------------------------------------------------------------------------------------------------------------------
           770,000       NYS DA (FNHC/KR/MMWNHC Obligated
                         Group)                                  5.750   07/01/2017     04/30/2012(A)              772,626
----------------------------------------------------------------------------------------------------------------------------
            50,000       NYS DA (Fordham University)             5.000   07/01/2014     07/01/2012(A)               50,524
----------------------------------------------------------------------------------------------------------------------------
            30,000       NYS DA (Fordham University)             5.000   07/01/2028     04/30/2012(A)               30,033
----------------------------------------------------------------------------------------------------------------------------
         3,370,000       NYS DA (Frances Schervier Home &
                         Hospital Obligated Group)               5.500   07/01/2017     04/30/2012(A)            3,376,268
----------------------------------------------------------------------------------------------------------------------------
        10,125,000       NYS DA (Frances Schervier Home &
                         Hospital Obligated Group)               5.500   07/01/2027     04/30/2012(A)           10,143,023
----------------------------------------------------------------------------------------------------------------------------
            50,000       NYS DA (Frances Schervier Home &
                         Hospital Obligated Group)               5.500   07/01/2027     04/30/2012(A)               50,037
----------------------------------------------------------------------------------------------------------------------------
           100,000       NYS DA (Green Chimneys School)          5.500   07/01/2018     04/30/2012(A)              102,209
----------------------------------------------------------------------------------------------------------------------------
         1,000,000       NYS DA (Health Center/BFCC/
                         USBFCC Obligated Group)                 5.000   11/15/2019     04/30/2012(A)            1,002,850
----------------------------------------------------------------------------------------------------------------------------
        10,565,000       NYS DA (Hospital)                       6.450   08/15/2024     08/15/2012(A)           10,758,551
----------------------------------------------------------------------------------------------------------------------------
         1,815,000       NYS DA (Hunts Point
                         Multi-Service Center)                   5.625   07/01/2022     04/30/2012(A)            1,818,920
----------------------------------------------------------------------------------------------------------------------------
         2,180,000       NYS DA (Interagency Council
                         Pooled Loan Program)                    7.000   07/01/2021     07/01/2021               2,279,255
----------------------------------------------------------------------------------------------------------------------------
             5,000       NYS DA (Jewish Home Lifecare
                         Harry & Jeanette Weinberg Campus
                         Bronx)                                  5.950   02/01/2016     04/30/2012(A)                5,092
----------------------------------------------------------------------------------------------------------------------------
           105,000       NYS DA (John T. Mather Memorial
                         Hospital)                               5.250   07/01/2015     04/30/2012(A)              105,187
----------------------------------------------------------------------------------------------------------------------------
           170,000       NYS DA (John T. Mather Memorial
                         Hospital)                               5.375   07/01/2019     04/30/2012(A)              170,182
----------------------------------------------------------------------------------------------------------------------------
         1,685,000       NYS DA (John T. Mather Memorial
                         Hospital)                               5.750   07/01/2025     04/30/2012(A)            1,686,112
----------------------------------------------------------------------------------------------------------------------------
        15,210,000       NYS DA (Kaleida Health)                 5.050   02/15/2025     02/15/2014(A)           15,742,806
----------------------------------------------------------------------------------------------------------------------------
         1,015,000       NYS DA (L.I. University)                5.250   09/01/2028     04/30/2012(A)            1,015,579
----------------------------------------------------------------------------------------------------------------------------
            35,000       NYS DA (La Salle School)                5.000   07/01/2018     04/30/2012(A)               35,106
----------------------------------------------------------------------------------------------------------------------------
           590,000       NYS DA (Le Moyne College)               5.000   07/01/2018     04/30/2012(A)              591,782
----------------------------------------------------------------------------------------------------------------------------
         1,100,000       NYS DA (Leake & Watts Services)         5.000   07/01/2023     07/01/2014(A)            1,146,794
----------------------------------------------------------------------------------------------------------------------------
        16,800,000       NYS DA (Maimonides Medical
                         Center)                                 5.750   08/01/2029     08/01/2014(A)           18,106,032
----------------------------------------------------------------------------------------------------------------------------
           100,000       NYS DA (Manhattan College)              5.500   07/01/2019     07/01/2012(A)              101,182
----------------------------------------------------------------------------------------------------------------------------
            40,000       NYS DA (March of Dimes)                 5.600   07/01/2012     04/30/2012(A)               40,146
----------------------------------------------------------------------------------------------------------------------------
           615,000       NYS DA (Master BOCES Program)           5.250   08/15/2023     08/15/2013(A)              650,725
----------------------------------------------------------------------------------------------------------------------------
            15,000       NYS DA (Memorial Hospital of
                         William F. & Gertrude F. Jones)         5.250   08/01/2025     04/30/2012(A)               15,022
----------------------------------------------------------------------------------------------------------------------------
             5,000       NYS DA (Mental Health Services
                         Facilities)                             5.000   08/15/2017     04/30/2012(A)                5,016
----------------------------------------------------------------------------------------------------------------------------
            30,000       NYS DA (Mental Health Services
                         Facilities)                             5.000   02/15/2023     04/30/2012(A)               30,104
----------------------------------------------------------------------------------------------------------------------------
        14,000,000       NYS DA (Mental Health Services
                         Facilities)                             5.000   02/15/2028     02/15/2014(A)           14,852,460
----------------------------------------------------------------------------------------------------------------------------
             5,000       NYS DA (Mental Health Services
                         Facilities)                             5.250   08/15/2013     04/30/2012(A)                5,018
----------------------------------------------------------------------------------------------------------------------------

16 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

         PRINCIPAL                                                                      EFFECTIVE
            AMOUNT                                              COUPON   MATURITY       MATURITY**                   VALUE
----------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
----------------------------------------------------------------------------------------------------------------------------
 $         225,000       NYS DA (Mental Health Services
                         Facilities)                            5.250%   02/15/2023     02/15/2014(A)    $         240,833
----------------------------------------------------------------------------------------------------------------------------
           100,000       NYS DA (Mental Health Services
                         Facilities)                            6.250    02/15/2031     08/15/2018(A)              115,463
----------------------------------------------------------------------------------------------------------------------------
         5,230,000       NYS DA (Miriam Osborn Memorial
                         Home Assoc.)                           6.875    07/01/2019     07/01/2012(A)            5,278,378
----------------------------------------------------------------------------------------------------------------------------
         3,365,000       NYS DA (Montefiore Medical
                         Center)                                5.000    08/01/2021     02/01/2018(A)            3,770,718
----------------------------------------------------------------------------------------------------------------------------
           200,000       NYS DA (Montefiore Medical
                         Center)                                5.000    02/01/2028     02/01/2015(A)              217,122
----------------------------------------------------------------------------------------------------------------------------
           150,000       NYS DA (Mount Sinai School of
                         Medicine)                              5.000    07/01/2022     07/01/2020(A)              165,660
----------------------------------------------------------------------------------------------------------------------------
        11,875,000       NYS DA (Mount Sinai School of
                         Medicine)                              5.000    07/01/2035     07/01/2017(A)           12,349,050
----------------------------------------------------------------------------------------------------------------------------
         5,000,000       NYS DA (Municipal Health
                         Facilities)                            5.000    01/15/2032     01/15/2018(A)            5,262,500
----------------------------------------------------------------------------------------------------------------------------
         1,215,000       NYS DA (New York & Presbyterian
                         Hospital)                              5.250    02/15/2031     08/15/2014(A)            1,313,743
----------------------------------------------------------------------------------------------------------------------------
           250,000       NYS DA (New York Medical
                         College)                               5.000    07/01/2021     04/30/2012(A)              250,733
----------------------------------------------------------------------------------------------------------------------------
           115,000       NYS DA (New York Methodist
                         Hospital)                              5.250    07/01/2018     07/01/2014(A)              121,066
----------------------------------------------------------------------------------------------------------------------------
         2,250,000       NYS DA (New York Methodist
                         Hospital)                              5.250    07/01/2024     07/01/2014(A)            2,310,368
----------------------------------------------------------------------------------------------------------------------------
         8,610,000       NYS DA (North General Hospital)        5.000    02/15/2025     02/15/2013(A)            8,720,036
----------------------------------------------------------------------------------------------------------------------------
         4,525,000       NYS DA (North General Hospital)        5.750    02/15/2015     02/15/2013(A)            4,699,348
----------------------------------------------------------------------------------------------------------------------------
         4,600,000       NYS DA (North General Hospital)        5.750    02/15/2016     02/15/2013(A)            4,762,978
----------------------------------------------------------------------------------------------------------------------------
         5,665,000       NYS DA (North General Hospital)        5.750    02/15/2019     02/15/2013(A)            5,824,753
----------------------------------------------------------------------------------------------------------------------------
         3,750,000       NYS DA (North General Hospital)        5.750    02/15/2020     02/15/2013(A)            3,848,363
----------------------------------------------------------------------------------------------------------------------------
           875,000       NYS DA (Northeast Parent &
                         Child)                                 5.500    07/01/2018     04/30/2012(A)              876,260
----------------------------------------------------------------------------------------------------------------------------
         7,000,000       NYS DA (NSLIJ/NSUH/LIJMC
                         Obligated Group)                       5.000    05/01/2032     05/01/2021(A)            7,592,480
----------------------------------------------------------------------------------------------------------------------------
           525,000       NYS DA (NSLIJ/NSUH/NSUHGC
                         Obligated Group)                       5.000    11/01/2017     04/30/2012(A)              526,034
----------------------------------------------------------------------------------------------------------------------------
            45,000       NYS DA (NSLIJ/NSUH/NSUHPL
                         Obligated Group)                       5.000    11/01/2023     04/30/2012(A)               45,039
----------------------------------------------------------------------------------------------------------------------------
            50,000       NYS DA (NSLIJ/NSUHGC/NSUHPL
                         Obligated Group)                       5.000    11/01/2012     04/30/2012(A)               50,188
----------------------------------------------------------------------------------------------------------------------------
           120,000       NYS DA (NSUH at Forest
                         Hills/NSUH Obligated Group)            5.000    11/01/2023     04/30/2012(A)              120,103
----------------------------------------------------------------------------------------------------------------------------
            35,000       NYS DA (NSUH)                          5.000    11/01/2023     04/30/2012(A)               35,030
----------------------------------------------------------------------------------------------------------------------------
             5,000       NYS DA (NSUH/NSUHGC/NSUHPL
                         Obligated Group)                       5.000    11/01/2023     04/30/2012(A)                5,004
----------------------------------------------------------------------------------------------------------------------------
        10,535,000       NYS DA (NSUH/NSUHGC/NSUHPL
                         Obligated Group)                       5.200    11/01/2017     04/30/2012(A)           10,557,650
----------------------------------------------------------------------------------------------------------------------------
           260,000       NYS DA (NSUH/NSUHGC/NSUHPL
                         Obligated Group)                       5.250    11/01/2019     04/30/2012(A)              260,439
----------------------------------------------------------------------------------------------------------------------------
        13,480,000       NYS DA (NYU Hospitals Center)          5.000    07/01/2026     07/01/2016(A)           14,020,278
----------------------------------------------------------------------------------------------------------------------------
        20,580,000       NYS DA (NYU Hospitals Center)          5.000    07/01/2026     07/01/2017(A)           21,619,702
----------------------------------------------------------------------------------------------------------------------------
         5,235,000       NYS DA (NYU Hospitals Center)          5.250    07/01/2024     08/08/2016(A)            5,636,943
----------------------------------------------------------------------------------------------------------------------------
            50,000       NYS DA (NYU Hospitals Center)          5.625    07/01/2037     07/01/2017(A)               53,531
----------------------------------------------------------------------------------------------------------------------------

17 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

         PRINCIPAL                                                                      EFFECTIVE
            AMOUNT                                              COUPON   MATURITY       MATURITY**                   VALUE
----------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
----------------------------------------------------------------------------------------------------------------------------
 $      14,170,000       NYS DA (NYU)                           5.250%   07/01/2027     07/01/2019(A)    $      16,228,618
----------------------------------------------------------------------------------------------------------------------------
            65,000       NYS DA (NYU)                           5.500    07/01/2014     04/26/2012(A)               65,252
----------------------------------------------------------------------------------------------------------------------------
         1,140,000       NYS DA (Ozanam Hall of Queens
                         Nursing Home)                          5.000    11/01/2014     11/01/2014               1,154,284
----------------------------------------------------------------------------------------------------------------------------
         1,250,000       NYS DA (Ozanam Hall of Queens
                         Nursing Home)                          5.000    11/01/2015     11/01/2015               1,263,013
----------------------------------------------------------------------------------------------------------------------------
         2,995,000       NYS DA (Ozanam Hall of Queens
                         Nursing Home)                          5.000    11/01/2026     12/06/2024(B)            2,692,954
----------------------------------------------------------------------------------------------------------------------------
         6,875,000       NYS DA (Pace University)               3.500(1) 07/01/2029     07/01/2012(A)            6,875,000
----------------------------------------------------------------------------------------------------------------------------
         3,680,000       NYS DA (Providence Rest)               5.000    07/01/2021     07/13/2020(B)            3,360,098
----------------------------------------------------------------------------------------------------------------------------
         1,250,000       NYS DA (Providence Rest)               5.125    07/01/2030     08/06/2028(B)            1,032,813
----------------------------------------------------------------------------------------------------------------------------
         2,000,000       NYS DA (Providence Rest)               5.250    07/01/2025     01/23/2024(B)            1,779,940
----------------------------------------------------------------------------------------------------------------------------
         8,730,000       NYS DA (Rochester General
                         Hospital)                              5.000    12/01/2025     12/01/2015(A)            8,787,269
----------------------------------------------------------------------------------------------------------------------------
         2,000,000       NYS DA (Rochester Institute of
                         Technology)                            6.000    07/01/2033     07/01/2018(A)            2,307,000
----------------------------------------------------------------------------------------------------------------------------
         4,045,000       NYS DA (School District
                         Financing)(4)                          5.000    10/01/2030     10/01/2012(A)            4,125,698
----------------------------------------------------------------------------------------------------------------------------
        21,000,000       NYS DA (School District
                         Financing)                             5.375    10/01/2022     10/01/2012(A)           21,435,120
----------------------------------------------------------------------------------------------------------------------------
        14,805,000       NYS DA (School District
                         Financing)                             5.750    10/01/2017     10/01/2012(A)           15,155,434
----------------------------------------------------------------------------------------------------------------------------
         5,050,000       NYS DA (School District
                         Financing)                             5.750    10/01/2022     10/01/2012(A)            5,177,311
----------------------------------------------------------------------------------------------------------------------------
         6,180,000       NYS DA (School District
                         Financing)                             5.750    10/01/2030     10/01/2012(A)            6,320,471
----------------------------------------------------------------------------------------------------------------------------
           100,000       NYS DA (School District
                         Financing)                             6.500    10/01/2017     10/01/2012(A)              102,742
----------------------------------------------------------------------------------------------------------------------------
         1,300,000       NYS DA (School Districts
                         Financing Program), Series B           6.000    10/01/2022     10/01/2012(A)            1,334,736
----------------------------------------------------------------------------------------------------------------------------
        15,480,000       NYS DA (SFH/GSHMC/MMC/
                         SCHRC Obligated Group)                 5.000    07/01/2021     07/01/2014(A)           16,018,859
----------------------------------------------------------------------------------------------------------------------------
            25,000       NYS DA (Special Act School
                         Districts)                             5.250    07/01/2013     04/30/2012(A)               25,097
----------------------------------------------------------------------------------------------------------------------------
            30,000       NYS DA (Special Act School
                         Districts)                             5.250    07/01/2015     04/30/2012(A)               30,116
----------------------------------------------------------------------------------------------------------------------------
            35,000       NYS DA (Special Act School
                         Districts)                             5.750    07/01/2019     04/30/2012(A)               35,125
----------------------------------------------------------------------------------------------------------------------------
           320,000       NYS DA (Special Act School
                         Districts)                             5.875    07/01/2013     04/30/2012(A)              321,290
----------------------------------------------------------------------------------------------------------------------------
            15,000       NYS DA (Special Act School
                         Districts)                             6.000    07/01/2016     04/30/2012(A)               15,054
----------------------------------------------------------------------------------------------------------------------------
           925,000       NYS DA (Special Act School
                         Districts)                             6.000    07/01/2019     04/30/2012(A)              928,506
----------------------------------------------------------------------------------------------------------------------------
         2,500,000       NYS DA (Special Surgery
                         Hospital)                              6.250    08/15/2034     10/30/2018(A)            3,040,350
----------------------------------------------------------------------------------------------------------------------------
         5,250,000       NYS DA (SS Joachim & Anne
                         Residence)                             5.250    07/01/2027     01/03/2023(B)            5,117,858
----------------------------------------------------------------------------------------------------------------------------
            50,000       NYS DA (St. Barnabas Hospital)         5.000    02/01/2031     08/01/2012(A)               50,589
----------------------------------------------------------------------------------------------------------------------------
         3,500,000       NYS DA (St. Barnabas Hospital)         5.125    02/01/2022     08/01/2012(A)            3,541,650
----------------------------------------------------------------------------------------------------------------------------
         2,180,000       NYS DA (St. Barnabas Hospital)         5.350    08/01/2017     04/30/2012(A)            2,186,889
----------------------------------------------------------------------------------------------------------------------------
         6,270,000       NYS DA (St. John's University)         0.280(1) 07/01/2034     04/06/2012(A)            6,270,000
----------------------------------------------------------------------------------------------------------------------------

18 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

         PRINCIPAL                                                                      EFFECTIVE
            AMOUNT                                              COUPON   MATURITY       MATURITY**                   VALUE
----------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
----------------------------------------------------------------------------------------------------------------------------
           150,000       NYS DA (St. John's University)         5.000%   07/01/2013     07/01/2012(A)              151,467
----------------------------------------------------------------------------------------------------------------------------
         3,000,000       NYS DA (St. Joseph's College)          5.250    07/01/2025     07/01/2017(A)            3,205,920
----------------------------------------------------------------------------------------------------------------------------
         5,165,000       NYS DA (St. Joseph's Hospital
                         Health Center)                         5.250    07/01/2018     04/30/2012(A)            5,172,593
----------------------------------------------------------------------------------------------------------------------------
         3,685,000       NYS DA (St. Lawrence)                  5.400    08/15/2026     08/15/2017(A)            4,129,411
----------------------------------------------------------------------------------------------------------------------------
       100,860,000       NYS DA (St. Luke's Roosevelt
                         Hospital)                              4.800    08/15/2025     08/07/2015(A)          107,042,718
----------------------------------------------------------------------------------------------------------------------------
            60,000       NYS DA (St. Thomas Aquinas
                         College)                               5.000    07/01/2014     04/30/2012(A)               60,153
----------------------------------------------------------------------------------------------------------------------------
         1,500,000       NYS DA (State University
                         Educational Facilities)                5.250    11/15/2023     05/15/2012(A)            1,509,345
----------------------------------------------------------------------------------------------------------------------------
           345,000       NYS DA (Suffern Free Library
                         Assoc.)                                5.000    07/01/2020     04/30/2012(A)              345,597
----------------------------------------------------------------------------------------------------------------------------
           295,000       NYS DA (Suffern Free Library)          5.000    07/01/2023     04/30/2012(A)              295,389
----------------------------------------------------------------------------------------------------------------------------
         2,820,000       NYS DA (The Bronx-Lebanon
                         Hospital Center)                       6.250    08/15/2022     02/15/2014(A)            2,971,857
----------------------------------------------------------------------------------------------------------------------------
           250,000       NYS DA (The Bronx-Lebanon
                         Hospital Center)                       6.250    02/15/2035     02/15/2019(A)              290,265
----------------------------------------------------------------------------------------------------------------------------
            90,000       NYS DA (The Children's Home of
                         Kingston)                              5.250    07/01/2017     04/30/2012(A)               90,355
----------------------------------------------------------------------------------------------------------------------------
         6,730,000       NYS DA (The New School)                5.000    07/01/2023     04/07/2021(A)            7,704,841
----------------------------------------------------------------------------------------------------------------------------
         2,150,000       NYS DA (United Cerebral Palsy
                         Assoc. of Nassau County)               5.500    07/01/2024     04/30/2012(A)            2,154,279
----------------------------------------------------------------------------------------------------------------------------
         1,700,000       NYS DA (United Cerebral Palsy
                         Assoc. of NYC)                         5.750    07/01/2018     07/01/2012(A)            1,725,177
----------------------------------------------------------------------------------------------------------------------------
           370,000       NYS DA (United Cerebral Palsy
                         Assoc. of NYC/United Cerebral
                         Palsy Assoc. Obligated Group)          5.000    07/01/2013     07/01/2012(A)              375,961
----------------------------------------------------------------------------------------------------------------------------
             5,000       NYS DA (Upstate Community
                         Colleges)                              5.000    07/01/2028     04/30/2012(A)                5,015
----------------------------------------------------------------------------------------------------------------------------
            70,000       NYS DA (Upstate Community
                         Colleges)                              5.000    07/01/2028     04/30/2012(A)               70,203
----------------------------------------------------------------------------------------------------------------------------
         1,905,000       NYS DA (Upstate Community
                         Colleges)                              5.125    07/01/2021     07/01/2014(A)            2,066,430
----------------------------------------------------------------------------------------------------------------------------
         1,165,000       NYS DA (Upstate Community
                         Colleges)                              5.125    07/01/2022     07/01/2014(A)            1,258,584
----------------------------------------------------------------------------------------------------------------------------
            10,000       NYS DA (Vassar Brothers)               5.375    07/01/2025     04/30/2012(A)               10,035
----------------------------------------------------------------------------------------------------------------------------
            10,000       NYS DA (W.K. Nursing Home)             5.950    02/01/2016     04/30/2012(A)               10,032
----------------------------------------------------------------------------------------------------------------------------
            35,000       NYS DA (W.K. Nursing Home)             6.050    02/01/2026     04/30/2012(A)               35,069
----------------------------------------------------------------------------------------------------------------------------
            50,000       NYS DA (White Plains Hospital)         5.375    02/15/2043     08/15/2014(A)               53,127
----------------------------------------------------------------------------------------------------------------------------
         2,500,000       NYS DA (Willow Towers)                 5.400    02/01/2034     08/01/2012(A)            2,559,575
----------------------------------------------------------------------------------------------------------------------------
         2,040,000       NYS DA (Winthrop University
                         Hospital)                              5.500    07/01/2023     07/01/2013(A)            2,079,392
----------------------------------------------------------------------------------------------------------------------------
           230,000       NYS DA (Winthrop University
                         Hospital/South Nassau
                         Communities Hospital Obligated
                         Group)                                 5.250    07/01/2016     07/01/2012(A)              231,573
----------------------------------------------------------------------------------------------------------------------------
           310,000       NYS DA (Winthrop University
                         Hospital/South Nassau
                         Communities Hospital Obligated
                         Group)                                 5.250    07/01/2015     07/01/2012(A)              312,350
----------------------------------------------------------------------------------------------------------------------------

19 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

         PRINCIPAL                                                                      EFFECTIVE
            AMOUNT                                              COUPON   MATURITY       MATURITY**                   VALUE
----------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
----------------------------------------------------------------------------------------------------------------------------
 $         235,000       NYS DA (Winthrop University
                         Hospital/South Nassau
                         Communities Hospital Obligated
                         Group)                                 5.250%   07/01/2018     07/01/2012(A)    $         236,379
----------------------------------------------------------------------------------------------------------------------------
           100,000       NYS DA (Winthrop University
                         Hospital/South Nassau
                         Communities Hospital Obligated
                         Group)                                 5.250    07/01/2019     07/01/2012(A)              100,490
----------------------------------------------------------------------------------------------------------------------------
           285,000       NYS DA (Wyckoff Heights Medical
                         Center)                                5.200    02/15/2013     04/30/2012(A)              285,952
----------------------------------------------------------------------------------------------------------------------------
         1,000,000       NYS DA (Wyckoff Heights Medical
                         Center)                                5.200    02/15/2014     04/30/2012(A)            1,003,320
----------------------------------------------------------------------------------------------------------------------------
            20,000       NYS DA (Wyckoff Heights Medical
                         Center)                                5.200    02/15/2014     04/30/2012(A)               20,066
----------------------------------------------------------------------------------------------------------------------------
            45,000       NYS DA (Wyckoff Heights Medical
                         Center)                                5.200    02/15/2014     04/30/2012(A)               45,162
----------------------------------------------------------------------------------------------------------------------------
           250,000       NYS DA (Wyckoff Heights Medical
                         Center)                                5.200    02/15/2015     04/30/2012(A)              250,843
----------------------------------------------------------------------------------------------------------------------------
         1,120,000       NYS DA (Wyckoff Heights Medical
                         Center)                                5.300    08/15/2021     04/30/2012(A)            1,124,267
----------------------------------------------------------------------------------------------------------------------------
        26,280,000       NYS DA (Wyckoff Heights Medical
                         Center)                                5.300    08/15/2021     04/30/2012(A)           26,332,297
----------------------------------------------------------------------------------------------------------------------------
        39,570,000       NYS DA, Series B(2)                    6.650    08/15/2030     08/15/2030              40,288,575
----------------------------------------------------------------------------------------------------------------------------
         1,000,000       NYS DA, Series B                       6.650    08/15/2030     08/15/2012(A)            1,018,160
----------------------------------------------------------------------------------------------------------------------------
             5,000       NYS EFC                                5.600    09/15/2013     04/30/2012(A)                5,022
----------------------------------------------------------------------------------------------------------------------------
           300,000       NYS EFC (Clean Water & Drinking
                         Revolving Funds)                       5.000    06/15/2026     06/15/2012(A)              302,679
----------------------------------------------------------------------------------------------------------------------------
         2,960,000       NYS EFC (Clean Water & Drinking
                         Revolving Funds)                       5.000    06/15/2028     06/15/2013(A)            3,090,743
----------------------------------------------------------------------------------------------------------------------------
         1,440,000       NYS EFC (Clean Water & Drinking
                         Revolving Funds)                       5.000    07/15/2033     07/15/2013(A)            1,502,179
----------------------------------------------------------------------------------------------------------------------------
         4,500,000       NYS EFC (Clean Water & Drinking
                         Revolving Funds)                       5.000    02/15/2034     08/15/2014(A)            4,880,250
----------------------------------------------------------------------------------------------------------------------------
            25,000       NYS EFC (Clean Water & Drinking
                         Revolving Funds)                       5.125    06/15/2031     06/15/2012(A)               25,113
----------------------------------------------------------------------------------------------------------------------------
           980,000       NYS EFC (L.I. Water Corp.)             5.250    08/01/2027     04/30/2012(A)              980,666
----------------------------------------------------------------------------------------------------------------------------
           200,000       NYS EFC (NYC Municipal Water
                         Finance Authority)                     5.000    06/15/2031     06/15/2012(A)              200,850
----------------------------------------------------------------------------------------------------------------------------
         6,720,000       NYS EFC (NYC Municipal Water
                         Finance Authority)                     5.000    06/15/2034     06/15/2014(A)            7,248,730
----------------------------------------------------------------------------------------------------------------------------
           100,000       NYS EFC (NYC Municipal Water
                         Finance Authority)                     5.250    06/15/2020     06/15/2012(A)              101,029
----------------------------------------------------------------------------------------------------------------------------
            20,000       NYS EFC (NYC Municipal Water
                         Finance Authority)                     5.875    06/15/2014     04/30/2012(A)               20,092
----------------------------------------------------------------------------------------------------------------------------
         7,500,000       NYS EFC (NYS Water Services)           5.950    01/15/2020     04/30/2012(A)            7,594,425
----------------------------------------------------------------------------------------------------------------------------
         1,320,000       NYS EFC (NYS Water Services)           6.875    06/15/2014     04/30/2012(A)            1,327,194
----------------------------------------------------------------------------------------------------------------------------
            70,000       NYS EFC (NYS Water Services)           7.500    06/15/2012     04/30/2012(A)               70,431
----------------------------------------------------------------------------------------------------------------------------
            25,000       NYS EFC (Pollution Control)            6.500    06/15/2014     04/30/2012(A)               25,129
----------------------------------------------------------------------------------------------------------------------------
         1,100,000       NYS EFC (Spring Valley Water
                         Company)                               5.650    11/01/2023     04/30/2012(A)            1,101,848
----------------------------------------------------------------------------------------------------------------------------

20 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

         PRINCIPAL                                                                      EFFECTIVE
            AMOUNT                                              COUPON   MATURITY       MATURITY**                   VALUE
----------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
----------------------------------------------------------------------------------------------------------------------------
 $       5,800,000       NYS EFC (Spring Valley Water
                         Company)                               6.300%   08/01/2024     04/30/2012(A)    $       5,809,744
----------------------------------------------------------------------------------------------------------------------------
        37,075,000       NYS ERDA (Brooklyn Union Gas
                         Company)                               5.500    01/01/2021     04/30/2012(A)           37,206,246
----------------------------------------------------------------------------------------------------------------------------
         3,000,000       NYS ERDA (Brooklyn Union Gas
                         Company) Linked SAVRS & RIBS           6.368(1) 04/01/2020     10/01/2012(A)            3,011,520
----------------------------------------------------------------------------------------------------------------------------
            25,000       NYS ERDA (Central Hudson Gas &
                         Electric Co.)                          6.500    12/01/2028     12/01/2013(A)               25,930
----------------------------------------------------------------------------------------------------------------------------
        10,650,000       NYS ERDA (Con Ed)                      0.228(1) 10/01/2036     10/01/2012(A)            7,575,345
----------------------------------------------------------------------------------------------------------------------------
         5,245,000       NYS ERDA (LILCO)                       5.150    03/01/2016     04/30/2012(A)            5,270,491
----------------------------------------------------------------------------------------------------------------------------
        13,845,000       NYS ERDA (LILCO)                       5.150    03/01/2016     04/30/2012(A)           13,912,287
----------------------------------------------------------------------------------------------------------------------------
         1,280,000       NYS ERDA (LILCO)                       5.150    03/01/2016     04/30/2012(A)            1,287,590
----------------------------------------------------------------------------------------------------------------------------
         4,740,000       NYS ERDA (LILCO)                       5.150    03/01/2016     04/30/2012(A)            4,763,036
----------------------------------------------------------------------------------------------------------------------------
        20,640,000       NYS ERDA (LILCO)                       5.300    11/01/2023     09/01/2012(A)           20,767,968
----------------------------------------------------------------------------------------------------------------------------
           200,000       NYS ERDA (LILCO)                       5.300    10/01/2024     09/01/2012(A)              201,076
----------------------------------------------------------------------------------------------------------------------------
           530,000       NYS ERDA (Niagara Mohawk Power
                         Corp.)                                 5.150    11/01/2025     04/30/2012(A)              530,716
----------------------------------------------------------------------------------------------------------------------------
         1,100,000       NYS ERDA (NYS Electric & Gas
                         Corp.)                                 5.350    12/01/2028     05/09/2013(A)            1,107,458
----------------------------------------------------------------------------------------------------------------------------
         3,250,000       NYS HFA (Affordable Hsg.)              5.250    11/01/2027     11/01/2017(A)            3,392,740
----------------------------------------------------------------------------------------------------------------------------
           550,000       NYS HFA (Division Street)              5.000    02/15/2026     09/28/2015(A)              565,538
----------------------------------------------------------------------------------------------------------------------------
           715,000       NYS HFA (Golden Age Apartments)        5.000    02/15/2037     10/19/2015(A)              724,881
----------------------------------------------------------------------------------------------------------------------------
         3,000,000       NYS HFA (Horizons at Wawayanda)        5.350    06/01/2025     08/01/2017(A)            3,171,450
----------------------------------------------------------------------------------------------------------------------------
         7,635,000       NYS HFA (Hospital & Nursing
                         Home)                                  5.150    11/01/2016     04/30/2012(A)            7,670,579
----------------------------------------------------------------------------------------------------------------------------
            40,000       NYS HFA (Hospital & Nursing
                         Home)                                  5.500    11/01/2012     11/01/2012                  41,040
----------------------------------------------------------------------------------------------------------------------------
            65,000       NYS HFA (Hospital & Nursing
                         Home)                                  5.500    11/01/2013     11/01/2013                  69,621
----------------------------------------------------------------------------------------------------------------------------
            10,000       NYS HFA (Hospital & Nursing
                         Home)                                  6.000    11/01/2013     11/01/2013                  10,873
----------------------------------------------------------------------------------------------------------------------------
            35,000       NYS HFA (Hospital & Nursing
                         Home)                                  6.000    11/01/2014     11/01/2014                  39,921
----------------------------------------------------------------------------------------------------------------------------
            25,000       NYS HFA (Loewn Devel. of
                         Wappingers Falls)                      5.250    08/15/2019     04/30/2012(A)               25,031
----------------------------------------------------------------------------------------------------------------------------
            55,000       NYS HFA (Meadow Manor)                 7.750    11/01/2019     05/01/2012(A)               55,862
----------------------------------------------------------------------------------------------------------------------------
           345,000       NYS HFA (Multifamily Hsg.)             5.300    08/15/2022     08/15/2012(A)              346,642
----------------------------------------------------------------------------------------------------------------------------
         1,340,000       NYS HFA (Multifamily Hsg.)             5.300    08/15/2024     04/30/2012(A)            1,341,085
----------------------------------------------------------------------------------------------------------------------------
           250,000       NYS HFA (Multifamily Hsg.)             5.350    08/15/2020     04/30/2012(A)              251,575
----------------------------------------------------------------------------------------------------------------------------
           300,000       NYS HFA (Multifamily Hsg.)             5.350    08/15/2031     04/30/2012(A)              300,159
----------------------------------------------------------------------------------------------------------------------------
            40,000       NYS HFA (Multifamily Hsg.)             5.400    02/15/2016     04/30/2012(A)               40,071
----------------------------------------------------------------------------------------------------------------------------
         1,025,000       NYS HFA (Multifamily Hsg.)             5.550    08/15/2019     04/30/2012(A)            1,026,558
----------------------------------------------------------------------------------------------------------------------------
         1,160,000       NYS HFA (Multifamily Hsg.)             5.600    08/15/2019     04/30/2012(A)            1,161,810
----------------------------------------------------------------------------------------------------------------------------
         1,240,000       NYS HFA (Multifamily Hsg.)             5.600    02/15/2026     04/30/2012(A)            1,241,153
----------------------------------------------------------------------------------------------------------------------------
         1,730,000       NYS HFA (Multifamily Hsg.)             5.600    08/15/2033     08/15/2012(A)            1,748,511
----------------------------------------------------------------------------------------------------------------------------
           115,000       NYS HFA (Multifamily Hsg.)             6.250    08/15/2025     04/30/2012(A)              115,178
----------------------------------------------------------------------------------------------------------------------------
           320,000       NYS HFA (Multifamily Hsg.)             6.750    11/15/2036     04/30/2012(A)              331,680
----------------------------------------------------------------------------------------------------------------------------

21 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

         PRINCIPAL                                                                      EFFECTIVE
            AMOUNT                                              COUPON   MATURITY       MATURITY**                   VALUE
----------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
----------------------------------------------------------------------------------------------------------------------------
 $          10,000       NYS HFA (Multifamily Hsg.)             6.800%   11/01/2014     04/30/2012(A)    $          10,041
----------------------------------------------------------------------------------------------------------------------------
            90,000       NYS HFA (Multifamily Hsg.)             6.850    11/01/2019     04/30/2012(A)               90,271
----------------------------------------------------------------------------------------------------------------------------
           225,000       NYS HFA (Newburgh Interfaith
                         Emergency Hsg.)                        7.050    11/01/2012     04/30/2012(A)              226,195
----------------------------------------------------------------------------------------------------------------------------
            40,000       NYS HFA (Nonprofit Hsg.)               6.200    11/01/2012     04/30/2012(A)               40,577
----------------------------------------------------------------------------------------------------------------------------
            25,000       NYS HFA (Nonprofit Hsg.)               6.200    11/01/2013     04/30/2012(A)               25,348
----------------------------------------------------------------------------------------------------------------------------
         2,615,000       NYS HFA (Senior Devel. Hsg.)           5.100    11/15/2023     10/07/2016(A)            2,758,773
----------------------------------------------------------------------------------------------------------------------------
         1,440,000       NYS HFA (Simeon Dewitt)                8.000    11/01/2018     04/30/2012(A)            1,480,219
----------------------------------------------------------------------------------------------------------------------------
           195,000       NYS HFA (Tiffany Gardens)              4.500    08/15/2015     03/05/2014(B)              203,678
----------------------------------------------------------------------------------------------------------------------------
        20,000,000       NYS HFA, Series A                      0.750(1) 11/01/2041     04/06/2012(A)           20,000,000
----------------------------------------------------------------------------------------------------------------------------
         1,695,000       NYS HFA, Series A                      6.100    11/01/2015     04/30/2012(A)            1,702,729
----------------------------------------------------------------------------------------------------------------------------
           350,000       NYS HFA, Series A                      6.125    11/01/2020     04/30/2012(A)              350,739
----------------------------------------------------------------------------------------------------------------------------
           110,000       NYS Medcare (Hospital & Nursing
                         Home)                                  7.400    11/01/2016     04/30/2012(A)              110,553
----------------------------------------------------------------------------------------------------------------------------
            45,000       NYS Medcare (Hospital & Nursing
                         Home)                                  9.375    11/01/2016     04/30/2012(A)               45,332
----------------------------------------------------------------------------------------------------------------------------
            25,000       NYS Municipal Bond Bank Agency
                         (Buffalo)                              5.250    05/15/2031     04/30/2012(A)               25,082
----------------------------------------------------------------------------------------------------------------------------
        10,710,000       NYS Municipal Bond Bank Agency
                         (Special School Purpose)               5.250    12/01/2019     06/01/2013(A)           11,280,629
----------------------------------------------------------------------------------------------------------------------------
         2,930,000       NYS Municipal Bond Bank Agency
                         (Special School Purpose)               5.500    06/01/2015     06/01/2013(A)            3,097,450
----------------------------------------------------------------------------------------------------------------------------
           750,000       NYS Thruway Authority                  5.500    04/01/2014     04/16/2012(A)              751,785
----------------------------------------------------------------------------------------------------------------------------
           100,000       NYS Thruway Authority                  5.500    04/01/2015     04/16/2012(A)              100,238
----------------------------------------------------------------------------------------------------------------------------
         4,000,000       NYS UDC (Subordinated Lien)            5.125    07/01/2020     07/01/2014(A)            4,265,200
----------------------------------------------------------------------------------------------------------------------------
         1,000,000       NYS UDC (Subordinated Lien)            5.125    07/01/2021     07/01/2014(A)            1,062,890
----------------------------------------------------------------------------------------------------------------------------
         4,800,000       NYS UDC (Subordinated Lien)            5.500    07/01/2016     04/30/2012(A)            4,819,488
----------------------------------------------------------------------------------------------------------------------------
         6,725,000       NYS UDC (Subordinated Lien)            5.500    07/01/2022     04/30/2012(A)            6,747,663
----------------------------------------------------------------------------------------------------------------------------
         6,795,000       NYS UDC (Subordinated Lien)            5.600    07/01/2026     04/30/2012(A)            6,818,918
----------------------------------------------------------------------------------------------------------------------------
         4,175,000       NYS UDC, Series D                      5.625    01/01/2028     01/01/2019(A)            4,702,887
----------------------------------------------------------------------------------------------------------------------------
            70,000       Oneida County, NY IDA (Mohawk
                         Valley Handicapped Services)           5.300    03/15/2019     05/29/2016(B)               68,683
----------------------------------------------------------------------------------------------------------------------------
         1,190,000       Oneida County, NY IDA
                         (Presbyterian Home)                    5.250    03/01/2019     09/01/2012(A)            1,205,018
----------------------------------------------------------------------------------------------------------------------------
         1,615,000       Oneida County, NY IDA
                         (Presbyterian Home)                    6.100    06/01/2020     04/30/2012(A)            1,619,942
----------------------------------------------------------------------------------------------------------------------------
           730,000       Oneida County, NY IDA
                         (Presbyterian Home)                    6.250    06/01/2015     04/30/2012(A)              733,154
----------------------------------------------------------------------------------------------------------------------------
           440,000       Onondaga County, NY IDA (Le
                         Moyne College)                         5.500    03/01/2014     04/30/2012(A)              441,241
----------------------------------------------------------------------------------------------------------------------------
         1,000,000       Onondaga, NY Civic Devel Corp.
                         (Upstate Properties)                   5.500    12/01/2031     12/01/2021(A)            1,107,830
----------------------------------------------------------------------------------------------------------------------------
           100,000       Orange County, NY IDA (Crystal
                         Run Village)                           4.750    07/01/2016     07/01/2016                  93,448
----------------------------------------------------------------------------------------------------------------------------
           200,000       Orange County, NY IDA (Orange
                         Mental Retardation Properties)         6.125    05/01/2016     04/30/2012(A)              200,778
----------------------------------------------------------------------------------------------------------------------------
         3,505,000       Orange County, NY IDA (St.
                         Luke's Cornwall Hospital
                         Obligated Group)                        6.000    12/01/2016     04/30/2012(A)            3,548,147
----------------------------------------------------------------------------------------------------------------------------

22 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

         PRINCIPAL                                                                      EFFECTIVE
            AMOUNT                                              COUPON   MATURITY       MATURITY**                   VALUE
----------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
----------------------------------------------------------------------------------------------------------------------------
 $       1,300,000       Orange County, NY IDA (St.
                         Luke's Cornwall Hospital
                         Obligated Group)                       6.000%   12/01/2016     04/30/2012(A)    $       1,316,003
----------------------------------------------------------------------------------------------------------------------------
         1,875,000       Orange County, NY IDA (St.
                         Luke's Cornwall Hospital)              5.375    12/01/2021     04/30/2012(A)            1,901,756
----------------------------------------------------------------------------------------------------------------------------
           520,000       Otsego County, NY IDA (AOFMHS)         5.350    10/01/2017     04/30/2012(A)              522,049
----------------------------------------------------------------------------------------------------------------------------
           710,000       Otsego County, NY IDA (Bassett
                         Healthcare Project)                    5.375    11/01/2020     05/01/2012(A)              710,817
----------------------------------------------------------------------------------------------------------------------------
         1,350,000       Otsego County, NY IDA (Hartwick
                         College)                               6.000    07/01/2013     07/01/2012(A)            1,354,253
----------------------------------------------------------------------------------------------------------------------------
         1,435,000       Otsego County, NY IDA (Hartwick
                         College)                               6.000    07/01/2014     07/01/2012(A)            1,438,903
----------------------------------------------------------------------------------------------------------------------------
         1,520,000       Otsego County, NY IDA (Hartwick
                         College)                               6.000    07/01/2015     07/01/2012(A)            1,523,055
----------------------------------------------------------------------------------------------------------------------------
         1,610,000       Otsego County, NY IDA (Hartwick
                         College)                               6.000    07/01/2016     07/01/2012(A)            1,612,737
----------------------------------------------------------------------------------------------------------------------------
         3,625,000       Otsego County, NY IDA (Mary
                         Imogene Bassett Hospital)              5.350    11/01/2020     05/01/2012(A)            3,629,096
----------------------------------------------------------------------------------------------------------------------------
            25,000       Plattsburgh, NY Fire District
                         No. 3                                  6.250    10/15/2014     10/15/2012(A)               25,788
----------------------------------------------------------------------------------------------------------------------------
        96,345,000       Port Authority  NY/NJ (JFK
                         International Air Terminal)            5.750    12/01/2022     04/30/2012(A)           96,357,525
----------------------------------------------------------------------------------------------------------------------------
        43,160,000       Port Authority  NY/NJ (JFK
                         International Air Terminal)            5.750    12/01/2025     04/30/2012(A)           43,161,295
----------------------------------------------------------------------------------------------------------------------------
        67,765,000       Port Authority  NY/NJ (JFK
                         International Air Terminal)            5.900    12/01/2017     04/30/2012(A)           67,851,062
----------------------------------------------------------------------------------------------------------------------------
        18,355,000       Port Authority  NY/NJ (JFK
                         International Air Terminal)            6.250    12/01/2014     12/01/2014              19,337,176
----------------------------------------------------------------------------------------------------------------------------
        39,000,000       Port Authority  NY/NJ (JFK
                         International Air Terminal)            6.500    12/01/2028     12/01/2015(A)           42,093,870
----------------------------------------------------------------------------------------------------------------------------
        29,175,000       Port Authority  NY/NJ (KIAC)           6.750    10/01/2019     09/04/2016(B)           28,871,580
----------------------------------------------------------------------------------------------------------------------------
            10,000       Port Authority  NY/NJ, 116th
                         Series                                 5.000    10/01/2012     04/30/2012(A)               10,038
----------------------------------------------------------------------------------------------------------------------------
           100,000       Port Authority  NY/NJ, 116th
                         Series                                 5.000    10/01/2013     04/30/2012(A)              100,380
----------------------------------------------------------------------------------------------------------------------------
           160,000       Port Authority  NY/NJ, 116th
                         Series                                 5.250    10/01/2014     04/30/2012(A)              160,637
----------------------------------------------------------------------------------------------------------------------------
            55,000       Port Authority  NY/NJ, 116th
                         Series                                 5.250    10/01/2015     04/30/2012(A)               55,217
----------------------------------------------------------------------------------------------------------------------------
            30,000       Port Authority  NY/NJ, 124th
                         Series                                 4.800    08/01/2018     04/30/2012(A)               30,065
----------------------------------------------------------------------------------------------------------------------------
         1,695,000       Port Authority  NY/NJ, 124th
                         Series                                 5.000    08/01/2019     04/30/2012(A)            1,699,966
----------------------------------------------------------------------------------------------------------------------------
            20,000       Port Authority  NY/NJ, 124th
                         Series                                 5.000    08/01/2021     04/30/2012(A)               20,059
----------------------------------------------------------------------------------------------------------------------------
           265,000       Port Authority  NY/NJ, 124th
                         Series                                 5.000    08/01/2022     04/30/2012(A)              265,776
----------------------------------------------------------------------------------------------------------------------------
           325,000       Port Authority  NY/NJ, 124th
                         Series                                 5.000    08/01/2024     04/30/2012(A)              325,952
----------------------------------------------------------------------------------------------------------------------------
           100,000       Port Authority  NY/NJ, 124th
                         Series                                 5.000    08/01/2025     04/30/2012(A)              100,303
----------------------------------------------------------------------------------------------------------------------------
            60,000       Port Authority  NY/NJ, 124th
                         Series                                 5.000    08/01/2031     04/30/2012(A)               60,170
----------------------------------------------------------------------------------------------------------------------------
            15,000       Port Authority  NY/NJ, 126th
                         Series                                 5.000    11/15/2024     05/15/2012(A)               15,216
----------------------------------------------------------------------------------------------------------------------------
            85,000       Port Authority  NY/NJ, 126th
                         Series                                 5.125    11/15/2032     05/15/2012(A)               86,221
----------------------------------------------------------------------------------------------------------------------------
           230,000       Port Authority  NY/NJ, 127th
                         Series                                 5.000    12/15/2022     06/15/2012(A)              233,979
----------------------------------------------------------------------------------------------------------------------------
            50,000       Port Authority  NY/NJ, 127th
                         Series                                 5.000    12/15/2023     06/15/2012(A)               50,865
----------------------------------------------------------------------------------------------------------------------------
            30,000       Port Authority  NY/NJ, 127th
                         Series                                 5.000    12/15/2024     06/15/2012(A)               30,519
----------------------------------------------------------------------------------------------------------------------------
           755,000       Port Authority  NY/NJ, 127th
                         Series                                 5.500    12/15/2018     06/15/2012(A)              767,737
----------------------------------------------------------------------------------------------------------------------------
            10,000       Port Authority  NY/NJ, 131st
                         Series                                 5.000    12/15/2026     06/15/2013(A)               10,515
----------------------------------------------------------------------------------------------------------------------------

23 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

         PRINCIPAL                                                                      EFFECTIVE
            AMOUNT                                              COUPON   MATURITY       MATURITY**                   VALUE
----------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
----------------------------------------------------------------------------------------------------------------------------
 $      18,855,000       Port Authority  NY/NJ, 136th
                         Series                                 5.375%   11/01/2025     05/01/2014(A)    $      20,397,339
----------------------------------------------------------------------------------------------------------------------------
           350,000       Port Authority  NY/NJ, 140th
                         Series                                 5.000    12/01/2027     06/01/2015(A)              376,324
----------------------------------------------------------------------------------------------------------------------------
         5,745,000       Port Authority  NY/NJ, 141st
                         Series                                 5.000    09/01/2021     09/01/2015(A)            6,290,258
----------------------------------------------------------------------------------------------------------------------------
        14,110,000       Port Authority  NY/NJ, 141st
                         Series                                 5.000    09/01/2022     09/01/2015(A)           15,301,872
----------------------------------------------------------------------------------------------------------------------------
         6,000,000       Port Authority  NY/NJ, 141st
                         Series                                 5.000    09/01/2025     09/01/2015(A)            6,423,420
----------------------------------------------------------------------------------------------------------------------------
        10,000,000       Port Authority  NY/NJ, 141st
                         Series                                 5.000    09/01/2026     09/01/2015(A)           10,632,400
----------------------------------------------------------------------------------------------------------------------------
        17,800,000       Port Authority  NY/NJ, 143rd
                         Series                                 5.000    10/01/2030     04/01/2016(A)           18,926,740
----------------------------------------------------------------------------------------------------------------------------
         2,100,000       Port Authority  NY/NJ, 151st
                         Series                                 6.000    09/15/2028     03/15/2018(A)            2,450,469
----------------------------------------------------------------------------------------------------------------------------
           250,000       Port Authority  NY/NJ, 152nd
                         Series                                 5.000    11/01/2023     05/01/2018(A)              276,858
----------------------------------------------------------------------------------------------------------------------------
         5,730,000       Port Authority  NY/NJ, 152nd
                         Series                                 5.750    11/01/2030     05/01/2018(A)            6,516,786
----------------------------------------------------------------------------------------------------------------------------
         2,780,000       Port Authority  NY/NJ, 37th
                         Series                                 5.500    07/15/2019     07/15/2014(A)            3,045,295
----------------------------------------------------------------------------------------------------------------------------
         1,050,000       Poughkeepsie, NY IDA (Eastman &
                         Bixby Redevel. Corp.)                  5.900    08/01/2020     04/30/2012(A)            1,052,352
----------------------------------------------------------------------------------------------------------------------------
         1,200,000       Rensselaer County, NY IDA
                         (Franciscan Heights)                   5.375    12/01/2025     12/01/2014(A)            1,242,636
----------------------------------------------------------------------------------------------------------------------------
         4,555,000       Rensselaer County, NY IDA
                         (Rensselaer Polytechnical
                         Institute)                             5.000    03/01/2036     03/01/2016(A)            4,669,558
----------------------------------------------------------------------------------------------------------------------------
           235,000       Rensselaer County, NY IDA
                         (Rensselaer Polytechnical
                         Institute)                             5.125    08/01/2027     04/30/2012(A)              235,197
----------------------------------------------------------------------------------------------------------------------------
           265,000       Rensselaer County, NY IDA
                         (Rensselaer Polytechnical
                         Institute)                             5.125    08/01/2029     04/30/2012(A)              265,199
----------------------------------------------------------------------------------------------------------------------------
            50,000       Rensselaer County, NY IDA
                         (Rensselaer Polytechnical
                         Institute)                             5.500    08/01/2022     04/30/2012(A)               50,080
----------------------------------------------------------------------------------------------------------------------------
         1,480,000       Rensselaer County, NY Tobacco
                         Asset Securitization Corp.             5.200    06/01/2025     04/23/2012(B)            1,413,311
----------------------------------------------------------------------------------------------------------------------------
         1,490,000       Rensselaer County, NY Tobacco
                         Asset Securitization Corp.             5.750    06/01/2043     04/02/2026(B)            1,290,951
----------------------------------------------------------------------------------------------------------------------------
           230,000       Rensselaer, NY Municipal
                         Leasing Corp. (Rensselaer
                         County Nursing Home)                   5.000    06/01/2019     06/01/2014(A)              240,822
----------------------------------------------------------------------------------------------------------------------------
         5,845,000       Rensselaer, NY Municipal
                         Leasing Corp. (Rensselaer
                         County Nursing Home)                   5.875    06/01/2022     06/01/2014(A)            6,173,547
----------------------------------------------------------------------------------------------------------------------------
            25,000       Rockland County, NY Solid Waste
                         Management Authority                   5.625    12/15/2014     04/30/2012(A)               25,086
----------------------------------------------------------------------------------------------------------------------------
         6,860,000       Rockland County, NY Tobacco
                         Asset Securitization Corp.             5.500    08/15/2025     10/26/2013(B)            6,707,228
----------------------------------------------------------------------------------------------------------------------------
            55,000       Rome, NY HDC, Series A                 6.250    01/01/2024     04/30/2012(A)               55,105
----------------------------------------------------------------------------------------------------------------------------
           500,000       Saratoga County, NY IDA
                         (Saratoga Hospital/Saratoga
                         Care/Benedict Community Health
                         Center)                                5.000    12/01/2014     12/01/2014                 537,925
----------------------------------------------------------------------------------------------------------------------------
         3,725,000       Saratoga County, NY IDA
                         (Saratoga Hospital/Saratoga
                         Care/Benedict Community Health
                         Center)                                5.750    12/01/2023     04/30/2012(A)            3,730,550
----------------------------------------------------------------------------------------------------------------------------
         6,540,000       Saratoga County, NY IDA
                         (Saratoga Hospital/Saratoga
                         Care/Benedict Community Health
                         Center)                                5.750    12/01/2033     04/30/2012(A)            6,546,802
----------------------------------------------------------------------------------------------------------------------------
         3,405,000       Schenectady, NY Metroplex
                         Devel. Authority, Series A             5.375    12/15/2021     12/15/2012(A)            3,504,051
----------------------------------------------------------------------------------------------------------------------------

24 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

         PRINCIPAL                                                                      EFFECTIVE
            AMOUNT                                              COUPON   MATURITY       MATURITY**                   VALUE
----------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
----------------------------------------------------------------------------------------------------------------------------
 $          50,000       Seneca County, NY IDA (New York
                         Chiropractic College)                  4.000%   10/01/2015     10/01/2015       $          53,384
----------------------------------------------------------------------------------------------------------------------------
             5,000       SONYMA, Series 101                     5.250    04/01/2022     04/30/2012(A)                5,005
----------------------------------------------------------------------------------------------------------------------------
         4,550,000       SONYMA, Series 101                     5.350    10/01/2026     04/30/2012(A)            4,554,095
----------------------------------------------------------------------------------------------------------------------------
        10,000,000       SONYMA, Series 113                     5.250    10/01/2034     04/01/2014(A)           10,177,600
----------------------------------------------------------------------------------------------------------------------------
         5,000,000       SONYMA, Series 116                     4.300    10/01/2019     04/01/2014(A)            5,163,950
----------------------------------------------------------------------------------------------------------------------------
           795,000       SONYMA, Series 133                     4.950    10/01/2021     04/01/2015(A)              821,784
----------------------------------------------------------------------------------------------------------------------------
           580,000       SONYMA, Series 145                     4.950    10/01/2023     04/01/2017(A)              606,094
----------------------------------------------------------------------------------------------------------------------------
         7,995,000       SONYMA, Series 29(2)                   5.450    10/01/2031     04/09/2014(A)            8,064,440
----------------------------------------------------------------------------------------------------------------------------
           400,000       SONYMA, Series 31                      5.200    10/01/2021     04/30/2012(A)              400,460
----------------------------------------------------------------------------------------------------------------------------
           485,000       SONYMA, Series 31                      5.300    10/01/2031     04/30/2012(A)              485,272
----------------------------------------------------------------------------------------------------------------------------
         7,950,000       SONYMA, Series 69                      5.500    10/01/2028     04/30/2012(A)            7,956,042
----------------------------------------------------------------------------------------------------------------------------
            35,000       SONYMA, Series 70                      5.375    10/01/2017     04/28/2012(A)               35,081
----------------------------------------------------------------------------------------------------------------------------
         2,590,000       SONYMA, Series 71                      5.400    04/01/2029     04/30/2012(A)            2,592,202
----------------------------------------------------------------------------------------------------------------------------
           120,000       SONYMA, Series 72                      5.300    04/01/2027     04/30/2012(A)              120,088
----------------------------------------------------------------------------------------------------------------------------
           175,000       SONYMA, Series 73-A                    5.300    10/01/2028     04/30/2012(A)              175,107
----------------------------------------------------------------------------------------------------------------------------
        28,270,000       SONYMA, Series 77                      5.150    04/01/2029     04/30/2012(A)           28,284,983
----------------------------------------------------------------------------------------------------------------------------
            15,000       SONYMA, Series 78                      5.000    10/01/2017     04/30/2012(A)               15,033
----------------------------------------------------------------------------------------------------------------------------
           705,000       SONYMA, Series 79                      5.300    04/01/2029     04/30/2012(A)              705,388
----------------------------------------------------------------------------------------------------------------------------
            35,000       SONYMA, Series 82                      5.650    04/01/2030     04/30/2012(A)               35,030
----------------------------------------------------------------------------------------------------------------------------
         1,355,000       SONYMA, Series 83                      5.450    04/01/2018     04/30/2012(A)            1,357,859
----------------------------------------------------------------------------------------------------------------------------
            45,000       SONYMA, Series 83                      5.550    10/01/2027     04/30/2012(A)               45,051
----------------------------------------------------------------------------------------------------------------------------
            15,000       SONYMA, Series 83                      5.550    10/01/2027     04/30/2012(A)               15,018
----------------------------------------------------------------------------------------------------------------------------
           105,000       SONYMA, Series 98                      5.050    10/01/2017     04/30/2012(A)              105,231
----------------------------------------------------------------------------------------------------------------------------
           385,000       Spring Valley, NY (Quality
                         Redevel.)                              5.000    06/15/2021     06/15/2017(A)              418,276
----------------------------------------------------------------------------------------------------------------------------
           405,000       Spring Valley, NY (Quality
                         Redevel.)                              5.000    06/15/2022     06/15/2017(A)              436,554
----------------------------------------------------------------------------------------------------------------------------
           300,000       Spring Valley, NY GO                   5.000    05/01/2020     05/01/2015(A)              318,327
----------------------------------------------------------------------------------------------------------------------------
           310,000       Spring Valley, NY GO                   5.000    05/01/2021     05/01/2015(A)              326,535
----------------------------------------------------------------------------------------------------------------------------
           325,000       Spring Valley, NY GO                   5.000    05/01/2022     05/01/2015(A)              340,639
----------------------------------------------------------------------------------------------------------------------------
           335,000       Spring Valley, NY GO                   5.000    05/01/2023     05/01/2015(A)              349,160
----------------------------------------------------------------------------------------------------------------------------
           350,000       Spring Valley, NY GO                   5.000    05/01/2024     05/01/2015(A)              363,507
----------------------------------------------------------------------------------------------------------------------------
           365,000       Spring Valley, NY GO                   5.000    05/01/2025     05/01/2015(A)              378,220
----------------------------------------------------------------------------------------------------------------------------
         2,730,000       St. Lawrence County, NY IDA
                         (Curran Renewable Energy)              6.200    12/01/2017     06/02/2015(B)            2,504,748
----------------------------------------------------------------------------------------------------------------------------
         9,100,000       Suffolk County, NY Economic
                         Devel. Corp. (Catholic Health
                         Services)                              5.000    07/01/2028     07/01/2021(A)            9,874,410
----------------------------------------------------------------------------------------------------------------------------
        13,050,000       Suffolk County, NY GO                  2.000    07/12/2012     07/12/2012              13,096,589
----------------------------------------------------------------------------------------------------------------------------
           460,000       Suffolk County, NY IDA
                         (ALIA-CCDRCA)                          7.000    06/01/2016     06/01/2012(A)              464,789
----------------------------------------------------------------------------------------------------------------------------
           500,000       Suffolk County, NY IDA
                         (ALIA-Civic Facility)                  5.950    11/01/2022     01/02/2019(B)              476,215
----------------------------------------------------------------------------------------------------------------------------
           495,000       Suffolk County, NY IDA
                         (ALIA-Civic Facility)                  6.000    11/01/2017     07/17/2015(B)              487,877
----------------------------------------------------------------------------------------------------------------------------
           120,000       Suffolk County, NY IDA
                         (ALIA-Civic Facility)                  6.000    11/01/2017     05/01/2015(B)              118,273
----------------------------------------------------------------------------------------------------------------------------

25 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

         PRINCIPAL                                                                      EFFECTIVE
            AMOUNT                                              COUPON   MATURITY       MATURITY**                   VALUE
----------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
----------------------------------------------------------------------------------------------------------------------------
 $         555,000       Suffolk County, NY IDA (ALIA-FREE)     7.000%   06/01/2016     06/01/2012(A)    $         560,778
----------------------------------------------------------------------------------------------------------------------------
           200,000       Suffolk County, NY IDA (ALIA-IGHL)     5.950    11/01/2022     12/23/2018(B)              190,486
----------------------------------------------------------------------------------------------------------------------------
           110,000       Suffolk County, NY IDA (ALIA-IGHL)     6.500    12/01/2013     06/09/2013(B)              110,464
----------------------------------------------------------------------------------------------------------------------------
           300,000       Suffolk County, NY IDA  (ALIA-NYS
                         ARC)                                   5.950    11/01/2022     11/28/2019(B)              285,729
----------------------------------------------------------------------------------------------------------------------------
           300,000       Suffolk County, NY IDA
                         (ALIA-WORCA)                           5.950    11/01/2022     03/31/2019(B)              285,729
----------------------------------------------------------------------------------------------------------------------------
           260,000       Suffolk County, NY IDA
                         (ALIA-WORCA)                           7.000    06/01/2016     06/01/2012(A)              262,707
----------------------------------------------------------------------------------------------------------------------------
           300,000       Suffolk County, NY IDA
                         (Catholic Charities)                   6.000    10/01/2020     02/13/2017(B)              291,993
----------------------------------------------------------------------------------------------------------------------------
           300,000       Suffolk County, NY IDA (DDI)           6.000    10/01/2020     02/13/2017(B)              291,993
----------------------------------------------------------------------------------------------------------------------------
           300,000       Suffolk County, NY IDA (DDI)           6.000    10/01/2020     02/16/2017(B)              291,993
----------------------------------------------------------------------------------------------------------------------------
         1,180,000       Suffolk County, NY IDA (Dowling
                         College)                               4.750    06/01/2026     06/01/2026               1,004,204
----------------------------------------------------------------------------------------------------------------------------
         1,065,000       Suffolk County, NY IDA (Dowling
                         College)                               5.000    06/01/2018     06/01/2018               1,023,923
----------------------------------------------------------------------------------------------------------------------------
         3,180,000       Suffolk County, NY IDA (Dowling
                         College)                               6.700    12/01/2020     05/31/2012(A)            3,179,777
----------------------------------------------------------------------------------------------------------------------------
        12,000,000       Suffolk County, NY IDA (Engel
                         Berman at East Northport)              7.125    11/01/2049     11/01/2012(A)           12,089,880
----------------------------------------------------------------------------------------------------------------------------
        24,135,000       Suffolk County, NY IDA (Engel
                         Berman at East Northport)              7.125    11/01/2049     11/01/2012(A)           24,315,771
----------------------------------------------------------------------------------------------------------------------------
            90,000       Suffolk County, NY IDA (Family
                         Residences)                            6.000    10/01/2015     05/12/2014(B)               89,667
----------------------------------------------------------------------------------------------------------------------------
           320,000       Suffolk County, NY IDA (Family
                         Residences), Series A                  6.375    12/01/2018     03/14/2016(B)              319,165
----------------------------------------------------------------------------------------------------------------------------
         2,185,000       Suffolk County, NY IDA (Family
                         Residences), Series A                  6.375    12/01/2018     03/02/2016(B)            2,179,297
----------------------------------------------------------------------------------------------------------------------------
           600,000       Suffolk County, NY IDA
                         (Independent Group Home Living)        6.000    10/01/2020     02/17/2017(B)              583,986
----------------------------------------------------------------------------------------------------------------------------
           205,000       Suffolk County, NY IDA (L.I.
                         Network Community Services)            7.000    02/01/2014     11/19/2012(B)              208,124
----------------------------------------------------------------------------------------------------------------------------
           240,000       Suffolk County, NY IDA
                         (Mattituck-Laurel Library)             6.000    09/01/2019     04/30/2012(A)              241,975
----------------------------------------------------------------------------------------------------------------------------
           250,000       Suffolk County, NY IDA
                         (Nassau-Suffolk Services for
                         Autism)                                6.250    11/01/2016     11/30/2014(B)              256,373
----------------------------------------------------------------------------------------------------------------------------
            90,000       Suffolk County, NY IDA
                         (Nassau-Suffolk Services for
                         Autism)                                6.250    11/01/2016     05/01/2012(A)               90,044
----------------------------------------------------------------------------------------------------------------------------
           700,000       Suffolk County, NY IDA (New
                         York Institute of Technology)          5.250    03/01/2017     03/01/2015(A)              754,740
----------------------------------------------------------------------------------------------------------------------------
         1,000,000       Suffolk County, NY IDA (New
                         York Institute of Technology)          5.250    03/01/2018     03/01/2015(A)            1,068,230
----------------------------------------------------------------------------------------------------------------------------
           500,000       Suffolk County, NY IDA (New
                         York Institute of Technology)          5.250    03/01/2019     03/01/2015(A)              531,150
----------------------------------------------------------------------------------------------------------------------------
           720,000       Suffolk County, NY IDA (New
                         York Institute of Technology)          5.250    03/01/2020     03/01/2015(A)              761,054
----------------------------------------------------------------------------------------------------------------------------
         1,000,000       Suffolk County, NY IDA (New
                         York Institute of Technology)          5.250    03/01/2021     03/01/2015(A)            1,052,600
----------------------------------------------------------------------------------------------------------------------------

26 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

         PRINCIPAL                                                                      EFFECTIVE
            AMOUNT                                              COUPON   MATURITY       MATURITY**                   VALUE
----------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
----------------------------------------------------------------------------------------------------------------------------
 $       1,650,000       Suffolk County, NY IDA
                         (Nissequogue Cogeneration
                         Partners)                              5.500%   01/01/2023     04/23/2019(B)    $       1,610,252
----------------------------------------------------------------------------------------------------------------------------
           505,000       Suffolk County, NY IDA
                         (Pederson-Krager Center)               6.375    11/01/2015     06/02/2014(B)              499,475
----------------------------------------------------------------------------------------------------------------------------
           335,000       Suffolk County, NY IDA
                         (Pederson-Krager Center)               6.400    02/01/2015     02/17/2014(B)              330,454
----------------------------------------------------------------------------------------------------------------------------
            25,000       Suffolk County, NY IDA (South
                         Country Library)                       4.750    01/01/2019     04/30/2012(A)               25,051
----------------------------------------------------------------------------------------------------------------------------
           200,000       Suffolk County, NY IDA (Suffolk
                         Hotels)                                6.000    10/01/2020     02/06/2017(B)              194,662
----------------------------------------------------------------------------------------------------------------------------
           500,000       Suffolk County, NY IDA (WORCA)         6.000    10/01/2020     02/21/2017(B)              486,655
----------------------------------------------------------------------------------------------------------------------------
            50,000       Syracuse, NY Hsg. Authority            5.400    09/01/2020     09/01/2012(A)               51,949
----------------------------------------------------------------------------------------------------------------------------
            30,000       Syracuse, NY Hsg. Authority            5.400    09/01/2021     09/01/2012(A)               31,141
----------------------------------------------------------------------------------------------------------------------------
            25,000       Syracuse, NY IDA (Jewish Home
                         of Central New York)                   7.375    03/01/2021     08/22/2017(B)               23,501
----------------------------------------------------------------------------------------------------------------------------
           450,000       Syracuse, NY IDA (One Center
                         Armory Garage)                         6.750    12/01/2017     04/30/2012(A)              450,311
----------------------------------------------------------------------------------------------------------------------------
           900,000       Tompkins County, NY IDA
                         (Kendall at Ithaca)                    5.750    07/01/2018     04/30/2012(A)              900,378
----------------------------------------------------------------------------------------------------------------------------
         2,000,000       Tompkins County, NY IDA
                         (Kendall at Ithaca)                    6.000    07/01/2024     04/30/2012(A)            2,000,940
----------------------------------------------------------------------------------------------------------------------------
            95,000       Tompkins, NY Health Care Corp.
                         (Reconstruction Home)                  5.875    02/01/2033     04/30/2012(A)               95,172
----------------------------------------------------------------------------------------------------------------------------
           375,000       Tompkins, NY Health Care Corp.
                         (Reconstruction Home)                 10.800    02/01/2028     08/01/2012(A)              395,141
----------------------------------------------------------------------------------------------------------------------------
        19,000,000       Troy, NY Capital Resource Corp.
                         (Rensselaer Polytechnic
                         Institute)                             5.000    09/01/2030     09/01/2020(A)           20,565,030
----------------------------------------------------------------------------------------------------------------------------
         1,000,000       Troy, NY IDA (Rensselaer
                         Polytechnic Institute)                 5.000    09/01/2031     09/01/2021(A)            1,074,970
----------------------------------------------------------------------------------------------------------------------------
            10,000       Ulster County, NY GO                   5.400    11/15/2013     05/15/2012(A)               10,063
----------------------------------------------------------------------------------------------------------------------------
            10,000       Ulster County, NY GO                   5.400    11/15/2015     05/15/2012(A)               10,063
----------------------------------------------------------------------------------------------------------------------------
            25,000       Ulster County, NY GO                   5.500    11/15/2012     05/15/2012(A)               25,165
----------------------------------------------------------------------------------------------------------------------------
           155,000       Ulster County, NY Res Rec              5.000    03/01/2016     03/01/2016                 169,671
----------------------------------------------------------------------------------------------------------------------------
           160,000       Ulster County, NY Res Rec              5.000    03/01/2017     03/01/2016(A)              173,776
----------------------------------------------------------------------------------------------------------------------------
           170,000       Ulster County, NY Res Rec              5.000    03/01/2018     03/01/2016(A)              183,355
----------------------------------------------------------------------------------------------------------------------------
           360,000       Ulster County, NY Tobacco Asset
                         Securitization Corp.                   6.000    06/01/2040     01/25/2029(B)              320,357
----------------------------------------------------------------------------------------------------------------------------
            75,000       Ulster County, NY Tobacco Asset
                         Securitization Corp.                   6.250    06/01/2025     11/16/2016(B)               74,138
----------------------------------------------------------------------------------------------------------------------------
           830,000       Ulster County, NY Tobacco Asset
                         Securitization Corp.                   6.450    06/01/2040     09/21/2027(B)              748,801
----------------------------------------------------------------------------------------------------------------------------
        10,730,000       Ulster County, NY Tobacco Asset
                         Securitization Corp.                   6.750    06/01/2030     09/29/2020(B)           10,564,436
----------------------------------------------------------------------------------------------------------------------------
           125,000       Utica, NY IDA
                         (Munson-Williams-Proctor Arts
                         Institute)                             5.375    07/15/2019     04/30/2012(A)              125,453
----------------------------------------------------------------------------------------------------------------------------
            75,000       Utica, NY IDA
                         (Munson-Williams-Proctor Arts
                         Institute)                             5.400    07/15/2030     07/15/2012(A)               75,391
----------------------------------------------------------------------------------------------------------------------------
            20,000       Utica, NY IDA
                         (Munson-Williams-Proctor Arts
                         Institute)                             5.500    07/15/2016     04/30/2012(A)               20,074
----------------------------------------------------------------------------------------------------------------------------

27 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

         PRINCIPAL                                                                      EFFECTIVE
            AMOUNT                                              COUPON   MATURITY       MATURITY**                   VALUE
----------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
----------------------------------------------------------------------------------------------------------------------------
 $          25,000       Utica, NY IDA
                         (Munson-Williams-Proctor Arts
                         Institute)                             5.500%   07/15/2029     04/30/2012(A)    $          25,040
----------------------------------------------------------------------------------------------------------------------------
         3,000,000       Utica, NY IDA (Utica College
                         Civic Facility)                        6.850    12/01/2031     12/01/2012(A)            3,062,790
----------------------------------------------------------------------------------------------------------------------------
           100,000       Westchester County, NY GO              5.375    12/15/2012     06/15/2012(A)              101,098
----------------------------------------------------------------------------------------------------------------------------
            50,000       Westchester County, NY GO              5.375    12/15/2013     06/15/2012(A)               50,499
----------------------------------------------------------------------------------------------------------------------------
            80,000       Westchester County, NY IDA
                         (Clearview School)                     6.600    01/01/2014     04/02/2013(B)               80,902
----------------------------------------------------------------------------------------------------------------------------
           295,000       Westchester County, NY IDA
                         (Guiding Eyes for the Blind)           4.500    08/01/2012     08/01/2012                 296,814
----------------------------------------------------------------------------------------------------------------------------
           705,000       Westchester County, NY IDA
                         (JDAM)                                 6.750    04/01/2016     08/30/2012(A)              710,668
----------------------------------------------------------------------------------------------------------------------------
           280,000       Westchester County, NY IDA
                         (Purchase College Foundation
                         Hsg. Corp.)                            5.500    12/01/2015     04/30/2012(A)              286,286
----------------------------------------------------------------------------------------------------------------------------
         1,930,000       Westchester County, NY IDA
                         (Rippowam-Cisqua School)               5.750    06/01/2029     04/30/2012(A)            1,930,965
----------------------------------------------------------------------------------------------------------------------------
            85,000       Westchester County, NY IDA
                         (Westchester Airport Assoc.)           5.850    08/01/2014     04/30/2012(A)               85,294
----------------------------------------------------------------------------------------------------------------------------
           690,000       Westchester County, NY IDA
                         (Westchester Airport Assoc.)           5.950    08/01/2024     04/30/2012(A)              691,076
----------------------------------------------------------------------------------------------------------------------------
           100,000       Westchester County, NY IDA
                         (Winward School)                       5.200    10/01/2021     04/30/2012(A)              100,104
----------------------------------------------------------------------------------------------------------------------------
         6,705,000       Westchester County, NY Tobacco
                         Asset Securitization Corp.             4.500    06/01/2021     07/05/2012(B)            6,535,431
----------------------------------------------------------------------------------------------------------------------------
        10,700,000       Westchester County, NY Tobacco
                         Asset Securitization Corp.             5.000    06/01/2026     05/30/2018(B)           10,497,021
----------------------------------------------------------------------------------------------------------------------------
            85,000       White Plains, NY HDC (Battle
                         Hill)                                  6.650    02/01/2025     10/22/2019(B)               86,059
----------------------------------------------------------------------------------------------------------------------------
         1,000,000       Yonkers, NY EDC (Charter School
                         of Educational Excellence)             6.000    10/15/2030     05/05/2020(A)            1,004,610
----------------------------------------------------------------------------------------------------------------------------
         2,000,000       Yonkers, NY GO                         5.000    10/01/2023     10/01/2021(A)            2,199,640
----------------------------------------------------------------------------------------------------------------------------
         1,000,000       Yonkers, NY GO                         5.000    10/01/2024     10/01/2021(A)            1,085,820
----------------------------------------------------------------------------------------------------------------------------
            60,000       Yonkers, NY IDA (Michael Malotz
                         Skilled Nursing Pavilion)              5.450    02/01/2029     04/30/2012(A)               60,094
----------------------------------------------------------------------------------------------------------------------------
           295,000       Yonkers, NY IDA (Michael Malotz
                         Skilled Nursing Pavilion)              5.650    02/01/2039     04/30/2012(A)              295,434
----------------------------------------------------------------------------------------------------------------------------
         1,455,000       Yonkers, NY IDA (Monastery
                         Manor Associates)                      5.000    04/01/2025     04/01/2015(A)            1,499,319
----------------------------------------------------------------------------------------------------------------------------
         1,250,000       Yonkers, NY IDA (Sarah Lawrence
                         College)                               5.750    06/01/2024     06/01/2019(A)            1,407,913
----------------------------------------------------------------------------------------------------------------------------
           600,000       Yonkers, NY IDA (Sarah Lawrence
                         College)                               6.000    06/01/2029     06/01/2019(A)              671,142
----------------------------------------------------------------------------------------------------------------------------
         1,350,000       Yonkers, NY IDA (St. John's
                         Riverside Hospital)                    6.800    07/01/2016     07/01/2012(A)            1,354,064
                                                                                                           -----------------
                                                                                                             3,510,229,862

----------------------------------------------------------------------------------------------------------------------------
U.S. Possessions--28.7%
         9,210,000       Guam Airport Authority, Series C       5.375    10/01/2019     10/01/2013(A)            9,437,948
----------------------------------------------------------------------------------------------------------------------------
         6,000,000       Guam Airport Authority, Series C       5.375    10/01/2020     10/01/2013(A)            6,133,440
----------------------------------------------------------------------------------------------------------------------------
           192,000       Guam EDA (TASC)                        5.300    05/15/2014     05/15/2014                 210,874
----------------------------------------------------------------------------------------------------------------------------

28 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

         PRINCIPAL                                                                      EFFECTIVE
            AMOUNT                                              COUPON   MATURITY       MATURITY**                   VALUE
----------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS CONTINUED
----------------------------------------------------------------------------------------------------------------------------
 $       3,200,000       Guam Education Financing
                         Foundation COP (Guam Public
                         School Facilities)                     4.500%   10/01/2026     10/01/2026       $       2,902,432
----------------------------------------------------------------------------------------------------------------------------
         5,000,000       Guam Government Waterworks
                         Authority & Wastewater System          5.250    07/01/2025     07/01/2020(A)            5,039,550
----------------------------------------------------------------------------------------------------------------------------
            50,000       Guam International Airport
                         Authority                              4.500    10/01/2014     10/01/2013(A)               51,321
----------------------------------------------------------------------------------------------------------------------------
            10,000       Guam International Airport
                         Authority                              5.000    10/01/2023     10/01/2013(A)               10,100
----------------------------------------------------------------------------------------------------------------------------
            25,000       Guam International Airport
                         Authority                              5.250    10/01/2016     10/01/2013(A)               25,884
----------------------------------------------------------------------------------------------------------------------------
         1,390,000       Guam Power Authority, Series A         5.000    10/01/2018     10/13/2017(B)            1,390,014
----------------------------------------------------------------------------------------------------------------------------
            75,000       Guam Power Authority, Series A         5.000    10/01/2024     07/23/2023(B)               74,995
----------------------------------------------------------------------------------------------------------------------------
           230,000       Guam Power Authority, Series A         5.250    10/01/2013     04/30/2012(A)              230,529
----------------------------------------------------------------------------------------------------------------------------
            15,000       Guam Power Authority, Series A         5.250    10/01/2013     04/30/2012(A)               15,035
----------------------------------------------------------------------------------------------------------------------------
            50,000       Guam Power Authority, Series A         5.250    10/01/2014     04/30/2012(A)               50,017
----------------------------------------------------------------------------------------------------------------------------
           655,000       Guam Power Authority, Series A         5.250    10/01/2023     09/02/2019(B)              647,762
----------------------------------------------------------------------------------------------------------------------------
           710,000       Guam Power Authority, Series A         5.250    10/01/2023     09/02/2019(B)              702,155
----------------------------------------------------------------------------------------------------------------------------
            40,000       Guam Power Authority, Series A         5.250    10/01/2034     11/07/2032(B)               39,760
----------------------------------------------------------------------------------------------------------------------------
           195,000       Guam Tobacco Settlement
                         Economic Devel. & Commerce
                         Authority (TASC)                       5.250    06/01/2032     04/13/2018(B)              177,370
----------------------------------------------------------------------------------------------------------------------------
         9,150,000       Puerto Rico Aqueduct & Sewer
                         Authority                              5.500    07/01/2028     07/01/2022(A)            9,621,500
----------------------------------------------------------------------------------------------------------------------------
           375,000       Puerto Rico Children's Trust
                         Fund (TASC)                            4.100    05/15/2013     05/15/2012(A)              376,069
----------------------------------------------------------------------------------------------------------------------------
           200,000       Puerto Rico Children's Trust
                         Fund (TASC)                            4.250    05/15/2014     05/15/2012(A)              200,492
----------------------------------------------------------------------------------------------------------------------------
       210,235,000       Puerto Rico Children's Trust
                         Fund (TASC)                            5.375    05/15/2033     11/23/2016(B)          207,995,997
----------------------------------------------------------------------------------------------------------------------------
        68,875,000       Puerto Rico Children's Trust
                         Fund (TASC)                            5.500    05/15/2039     11/04/2026(B)           68,104,289
----------------------------------------------------------------------------------------------------------------------------
        30,755,000       Puerto Rico Children's Trust
                         Fund (TASC)                            5.625    05/15/2043     01/22/2032(B)           30,595,997
----------------------------------------------------------------------------------------------------------------------------
           100,000       Puerto Rico Commonwealth GO            4.425(1) 07/01/2021     07/01/2012(A)               89,229
----------------------------------------------------------------------------------------------------------------------------
        17,500,000       Puerto Rico Commonwealth GO            4.750    12/01/2015     12/01/2012(A)           18,012,925
----------------------------------------------------------------------------------------------------------------------------
            50,000       Puerto Rico Commonwealth GO            5.000    07/01/2026     04/30/2012(A)               50,223
----------------------------------------------------------------------------------------------------------------------------
            50,000       Puerto Rico Commonwealth GO            5.000    07/01/2028     04/30/2012(A)               50,001
----------------------------------------------------------------------------------------------------------------------------
         2,000,000       Puerto Rico Commonwealth GO            5.000    07/01/2030     07/01/2012(A)            2,024,520
----------------------------------------------------------------------------------------------------------------------------
         2,660,000       Puerto Rico Commonwealth GO            5.125    07/01/2031     04/30/2012(A)            2,667,820
----------------------------------------------------------------------------------------------------------------------------
         7,000,000       Puerto Rico Commonwealth GO            5.250    01/01/2015     07/05/2014(B)            7,467,320
----------------------------------------------------------------------------------------------------------------------------
           880,000       Puerto Rico Commonwealth GO            5.250    07/01/2018     07/01/2013(A)              935,053
----------------------------------------------------------------------------------------------------------------------------
           900,000       Puerto Rico Commonwealth GO            5.250    07/01/2019     07/01/2013(A)              956,304
----------------------------------------------------------------------------------------------------------------------------
           500,000       Puerto Rico Commonwealth GO            5.250    07/01/2020     07/01/2014(A)              527,215
----------------------------------------------------------------------------------------------------------------------------
         2,430,000       Puerto Rico Commonwealth GO            5.250    07/01/2021     07/01/2014(A)            2,551,913
----------------------------------------------------------------------------------------------------------------------------
         4,795,000       Puerto Rico Commonwealth GO            5.250    07/01/2022     07/01/2014(A)            5,006,747
----------------------------------------------------------------------------------------------------------------------------
         1,850,000       Puerto Rico Commonwealth GO            5.250    07/01/2022     07/01/2016(A)            1,913,881
----------------------------------------------------------------------------------------------------------------------------

29 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

         PRINCIPAL                                                                      EFFECTIVE
            AMOUNT                                              COUPON   MATURITY       MATURITY**                   VALUE
----------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS CONTINUED
----------------------------------------------------------------------------------------------------------------------------
 $       4,575,000       Puerto Rico Commonwealth GO            5.250%   07/01/2023     07/01/2014(A)    $       4,759,830
----------------------------------------------------------------------------------------------------------------------------
        11,000,000       Puerto Rico Commonwealth GO            5.250    07/01/2023     07/01/2013(A)           11,688,160
----------------------------------------------------------------------------------------------------------------------------
        14,850,000       Puerto Rico Commonwealth GO            5.250    07/01/2024     07/01/2013(A)           15,219,171
----------------------------------------------------------------------------------------------------------------------------
        21,785,000       Puerto Rico Commonwealth GO            5.250    07/01/2025     07/01/2016(A)           22,232,028
----------------------------------------------------------------------------------------------------------------------------
         9,750,000       Puerto Rico Commonwealth GO            5.250    07/01/2027     07/01/2016(A)            9,906,878
----------------------------------------------------------------------------------------------------------------------------
            15,000       Puerto Rico Commonwealth GO            5.250    07/01/2029     07/01/2017(A)               15,208
----------------------------------------------------------------------------------------------------------------------------
         5,000,000       Puerto Rico Commonwealth GO            5.250    07/01/2030     07/01/2017(A)            5,064,800
----------------------------------------------------------------------------------------------------------------------------
         2,840,000       Puerto Rico Commonwealth GO            5.250    07/01/2030     07/01/2016(A)            2,870,473
----------------------------------------------------------------------------------------------------------------------------
        14,750,000       Puerto Rico Commonwealth GO            5.250    07/01/2032     07/01/2017(A)           14,886,880
----------------------------------------------------------------------------------------------------------------------------
        11,735,000       Puerto Rico Commonwealth GO            5.250    07/01/2032     07/01/2016(A)           11,825,125
----------------------------------------------------------------------------------------------------------------------------
         6,060,000       Puerto Rico Commonwealth GO            5.375    07/01/2028     04/30/2012(A)            6,089,088
----------------------------------------------------------------------------------------------------------------------------
         1,400,000       Puerto Rico Commonwealth GO            5.375    07/01/2030     07/01/2021(A)            1,442,056
----------------------------------------------------------------------------------------------------------------------------
         3,000,000       Puerto Rico Commonwealth GO            5.500    07/01/2019     07/01/2019               3,351,900
----------------------------------------------------------------------------------------------------------------------------
        13,100,000       Puerto Rico Commonwealth GO            5.500    07/01/2023     07/01/2018(A)           13,817,094
----------------------------------------------------------------------------------------------------------------------------
         1,320,000       Puerto Rico Commonwealth GO            6.000    07/01/2027     07/01/2018(A)            1,461,992
----------------------------------------------------------------------------------------------------------------------------
        10,000,000       Puerto Rico Commonwealth GO            6.000    07/01/2029     07/01/2016(A)           10,663,500
----------------------------------------------------------------------------------------------------------------------------
         1,950,000       Puerto Rico Commonwealth GO            6.500    07/01/2037     07/01/2019(A)            2,169,141
----------------------------------------------------------------------------------------------------------------------------
        28,360,000       Puerto Rico Electric Power
                         Authority, Series AAA                  5.250    07/01/2022     07/01/2020(A)           31,965,123
----------------------------------------------------------------------------------------------------------------------------
        10,920,000       Puerto Rico Electric Power
                         Authority, Series AAA                  5.250    07/01/2023     07/01/2020(A)           12,138,235
----------------------------------------------------------------------------------------------------------------------------
        11,490,000       Puerto Rico Electric Power
                         Authority, Series AAA                  5.250    07/01/2024     07/01/2020(A)           12,613,148
----------------------------------------------------------------------------------------------------------------------------
        12,095,000       Puerto Rico Electric Power
                         Authority, Series AAA                  5.250    07/01/2025     07/01/2020(A)           13,179,075
----------------------------------------------------------------------------------------------------------------------------
        24,000,000       Puerto Rico Electric Power
                         Authority, Series AAA                  5.250    07/01/2027     07/01/2020(A)           25,940,640
----------------------------------------------------------------------------------------------------------------------------
        33,580,000       Puerto Rico Electric Power
                         Authority, Series AAA                  5.250    07/01/2028     07/01/2020(A)           36,124,692
----------------------------------------------------------------------------------------------------------------------------
         4,905,000       Puerto Rico Electric Power
                         Authority, Series CCC                  5.250    07/01/2028     07/01/2020(A)            5,276,701
----------------------------------------------------------------------------------------------------------------------------
         5,000,000       Puerto Rico Electric Power
                         Authority, Series JJ                   5.375    07/01/2017     07/01/2017               5,670,600
----------------------------------------------------------------------------------------------------------------------------
        12,500,000       Puerto Rico Electric Power
                         Authority, Series WW                   5.250    07/01/2025     07/01/2018(A)           13,381,000
----------------------------------------------------------------------------------------------------------------------------
            85,000       Puerto Rico HFA                        5.000    12/01/2020     12/01/2013(A)               88,574
----------------------------------------------------------------------------------------------------------------------------
           125,000       Puerto Rico HFC                        5.100    12/01/2018     06/01/2012(A)              125,430
----------------------------------------------------------------------------------------------------------------------------
         5,400,000       Puerto Rico Highway &
                         Transportation Authority               4.082(1) 07/01/2028     07/01/2028               4,387,986
----------------------------------------------------------------------------------------------------------------------------
            90,000       Puerto Rico Highway &
                         Transportation Authority               5.000    07/01/2022     07/01/2012(A)               90,397
----------------------------------------------------------------------------------------------------------------------------
            35,000       Puerto Rico Highway &
                         Transportation Authority               5.000    07/01/2028     07/01/2012(A)               35,005
----------------------------------------------------------------------------------------------------------------------------
            90,000       Puerto Rico Highway &
                         Transportation Authority               5.000    07/01/2028     07/01/2013(A)               90,118
----------------------------------------------------------------------------------------------------------------------------
            45,000       Puerto Rico Highway &
                         Transportation Authority               5.250    07/01/2014     07/01/2012(A)               45,399
----------------------------------------------------------------------------------------------------------------------------

30 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

         PRINCIPAL                                                                      EFFECTIVE
            AMOUNT                                              COUPON   MATURITY       MATURITY**                   VALUE
----------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS CONTINUED
----------------------------------------------------------------------------------------------------------------------------
 $         425,000       Puerto Rico Highway &
                         Transportation Authority               5.750%   07/01/2019     07/01/2013(A)    $         442,102
----------------------------------------------------------------------------------------------------------------------------
           230,000       Puerto Rico Highway &
                         Transportation Authority               5.750    07/01/2020     07/01/2013(A)              239,255
----------------------------------------------------------------------------------------------------------------------------
         5,060,000       Puerto Rico Highway &
                         Transportation Authority               5.750    07/01/2021     07/01/2013(A)            5,263,614
----------------------------------------------------------------------------------------------------------------------------
         7,995,000       Puerto Rico Highway &
                         Transportation Authority               5.750    07/01/2022     07/01/2013(A)            8,316,719
----------------------------------------------------------------------------------------------------------------------------
         7,000,000       Puerto Rico Highway &
                         Transportation Authority,
                         Series E                               5.750    07/01/2024     07/01/2012(A)            7,045,150
----------------------------------------------------------------------------------------------------------------------------
         2,145,000       Puerto Rico Highway &
                         Transportation Authority,
                         Series G                               5.250    07/01/2018     07/01/2013(A)            2,277,797
----------------------------------------------------------------------------------------------------------------------------
           785,000       Puerto Rico Highway &
                         Transportation Authority,
                         Series G                               5.250    07/01/2019     07/01/2013(A)              833,599
----------------------------------------------------------------------------------------------------------------------------
           390,000       Puerto Rico Highway &
                         Transportation Authority,
                         Series G                               5.250    07/01/2019     07/01/2013(A)              403,303
----------------------------------------------------------------------------------------------------------------------------
           100,000       Puerto Rico Highway &
                         Transportation Authority,
                         Series I                               5.000    07/01/2023     07/01/2014(A)              104,088
----------------------------------------------------------------------------------------------------------------------------
         4,355,000       Puerto Rico Highway &
                         Transportation Authority,
                         Series K                               5.000    07/01/2021     07/01/2015(A)            4,462,960
----------------------------------------------------------------------------------------------------------------------------
        11,000,000       Puerto Rico Highway &
                         Transportation Authority,
                         Series K                               5.000    07/01/2022     07/01/2015(A)           11,213,950
----------------------------------------------------------------------------------------------------------------------------
        12,275,000       Puerto Rico Highway &
                         Transportation Authority,
                         Series K                               5.000    07/01/2023     07/01/2015(A)           12,463,544
----------------------------------------------------------------------------------------------------------------------------
        12,760,000       Puerto Rico Highway &
                         Transportation Authority,
                         Series K                               5.000    07/01/2024     07/01/2015(A)           12,913,630
----------------------------------------------------------------------------------------------------------------------------
        14,545,000       Puerto Rico Highway &
                         Transportation Authority,
                         Series K                               5.000    07/01/2025     07/01/2015(A)           14,669,796
----------------------------------------------------------------------------------------------------------------------------
        16,725,000       Puerto Rico Highway &
                         Transportation Authority,
                         Series K                               5.000    07/01/2026     07/01/2015(A)           16,835,887
----------------------------------------------------------------------------------------------------------------------------
         1,000,000       Puerto Rico Highway &
                         Transportation Authority,
                         Series K                               5.000    07/01/2027     07/01/2015(A)            1,005,140
----------------------------------------------------------------------------------------------------------------------------
           160,000       Puerto Rico Industrial Devel.
                         Company, Series B                      5.375    07/01/2016     04/30/2012(A)              160,330
----------------------------------------------------------------------------------------------------------------------------
           780,000       Puerto Rico Infrastructure             5.000    07/01/2019     07/01/2016(A)              818,579
----------------------------------------------------------------------------------------------------------------------------
         5,000,000       Puerto Rico Infrastructure             5.500    07/01/2021     07/01/2021               5,568,800
----------------------------------------------------------------------------------------------------------------------------
        17,500,000       Puerto Rico Infrastructure             6.000    12/15/2026     12/15/2021(A)           19,790,575
----------------------------------------------------------------------------------------------------------------------------
           145,000       Puerto Rico Infrastructure
                         (Mepsi Campus)                         5.600    10/01/2014     07/16/2013(B)              149,476
----------------------------------------------------------------------------------------------------------------------------
         2,500,000       Puerto Rico Infrastructure
                         Financing Authority                    5.250    12/15/2026     12/15/2021(A)            2,609,375
----------------------------------------------------------------------------------------------------------------------------
         4,250,000       Puerto Rico Infrastructure
                         Financing Authority                    5.500    07/01/2023     07/01/2023               4,708,915
----------------------------------------------------------------------------------------------------------------------------
         2,605,000       Puerto Rico ITEMECF (Ana G.
                         Mendez University)                     5.375    02/01/2019     04/30/2012(A)            2,606,589
----------------------------------------------------------------------------------------------------------------------------
        34,610,000       Puerto Rico ITEMECF
                         (Cogeneration Facilities)              6.625    06/01/2026     05/31/2012(A)           34,606,193
----------------------------------------------------------------------------------------------------------------------------
         1,500,000       Puerto Rico ITEMECF (Dr. Pila
                         Hospital)                              6.125    08/01/2025     04/30/2012(A)            1,502,325
----------------------------------------------------------------------------------------------------------------------------
            45,000       Puerto Rico ITEMECF (Guaynabo
                         Municipal Government Center)           5.625    07/01/2015     04/30/2012(A)               45,141
----------------------------------------------------------------------------------------------------------------------------

31 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

         PRINCIPAL                                                                      EFFECTIVE
            AMOUNT                                              COUPON   MATURITY       MATURITY**                   VALUE
----------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS CONTINUED
----------------------------------------------------------------------------------------------------------------------------
 $      15,645,000       Puerto Rico ITEMECF (Hospital
                         Auxilio Mutuo)                         6.250%   07/01/2026     07/01/2016(A)    $      17,049,452
----------------------------------------------------------------------------------------------------------------------------
            75,000       Puerto Rico ITEMECF (Hospital
                         de la Concepcion)                      6.125    11/15/2025     04/30/2012(A)               75,287
----------------------------------------------------------------------------------------------------------------------------
           615,000       Puerto Rico ITEMECF (Hospital
                         de la Concepcion)                      6.375    11/15/2015     04/30/2012(A)              617,466
----------------------------------------------------------------------------------------------------------------------------
         2,000,000       Puerto Rico ITEMECF (Hospital
                         de la Concepcion)                      6.500    11/15/2020     04/30/2012(A)            2,008,220
----------------------------------------------------------------------------------------------------------------------------
           100,000       Puerto Rico ITEMECF
                         (InterAmerican University)             5.000    10/01/2015     04/30/2012(A)              100,308
----------------------------------------------------------------------------------------------------------------------------
           155,000       Puerto Rico ITEMECF
                         (InterAmerican University)             5.000    10/01/2022     04/30/2012(A)              155,132
----------------------------------------------------------------------------------------------------------------------------
         2,575,000       Puerto Rico ITEMECF (Ryder
                         Memorial Hospital)                     6.700    05/01/2024     05/01/2012(A)            2,574,691
----------------------------------------------------------------------------------------------------------------------------
         2,190,000       Puerto Rico ITEMECF (University
                         Plaza)                                 5.625    07/01/2015     07/01/2012(A)            2,209,360
----------------------------------------------------------------------------------------------------------------------------
         2,215,000       Puerto Rico ITEMECF (University
                         Plaza)                                 5.625    07/01/2016     07/01/2012(A)            2,234,581
----------------------------------------------------------------------------------------------------------------------------
         2,345,000       Puerto Rico ITEMECF (University
                         Plaza)                                 5.625    07/01/2017     07/01/2012(A)            2,365,730
----------------------------------------------------------------------------------------------------------------------------
           355,000       Puerto Rico ITEMECF (University
                         Plaza)                                 5.625    07/01/2018     07/01/2012(A)              358,138
----------------------------------------------------------------------------------------------------------------------------
         1,875,000       Puerto Rico ITEMECF (University
                         Plaza)                                 5.625    07/01/2019     07/01/2012(A)            1,891,575
----------------------------------------------------------------------------------------------------------------------------
         9,400,000       Puerto Rico Municipal Finance
                         Agency, Series A                       5.250    08/01/2023     08/01/2015(A)            9,618,456
----------------------------------------------------------------------------------------------------------------------------
        10,000,000       Puerto Rico Municipal Finance
                         Agency, Series A                       5.250    08/01/2024     08/01/2015(A)           10,197,600
----------------------------------------------------------------------------------------------------------------------------
           305,000       Puerto Rico Municipal Finance
                         Agency, Series A                       5.500    07/01/2017     04/30/2012(A)              305,857
----------------------------------------------------------------------------------------------------------------------------
            70,000       Puerto Rico Municipal Finance
                         Agency, Series B                       5.750    08/01/2012     04/30/2012(A)               70,286
----------------------------------------------------------------------------------------------------------------------------
            25,000       Puerto Rico Municipal Finance
                         Agency, Series B                       5.750    08/01/2013     04/30/2012(A)               25,076
----------------------------------------------------------------------------------------------------------------------------
         6,880,000       Puerto Rico Public Buildings
                         Authority                              5.000    07/01/2028     07/01/2012(C)            6,948,938
----------------------------------------------------------------------------------------------------------------------------
        11,560,000       Puerto Rico Public Buildings
                         Authority                              5.000    07/01/2036     07/01/2012(C)           11,675,831
----------------------------------------------------------------------------------------------------------------------------
           545,000       Puerto Rico Public Buildings
                         Authority                              5.125    07/01/2024     07/01/2012(A)              545,807
----------------------------------------------------------------------------------------------------------------------------
        14,280,000       Puerto Rico Public Buildings
                         Authority                              5.250    07/01/2029     07/01/2014(A)           14,406,949
----------------------------------------------------------------------------------------------------------------------------
         5,000,000       Puerto Rico Public Buildings
                         Authority                              5.500    07/01/2016     07/01/2016               5,510,050
----------------------------------------------------------------------------------------------------------------------------
         2,060,000       Puerto Rico Public Buildings
                         Authority                              5.500    07/01/2021     07/01/2017(A)            2,207,475
----------------------------------------------------------------------------------------------------------------------------
         3,255,000       Puerto Rico Public Buildings
                         Authority                              5.500    07/01/2025     07/01/2017(A)            3,393,175
----------------------------------------------------------------------------------------------------------------------------
        13,195,000       Puerto Rico Public Buildings
                         Authority                              5.500    07/01/2026     07/01/2017(A)           13,714,487
----------------------------------------------------------------------------------------------------------------------------
         1,250,000       Puerto Rico Public Buildings
                         Authority                              5.500    07/01/2035     07/01/2017(C)            1,362,050
----------------------------------------------------------------------------------------------------------------------------

32 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

         PRINCIPAL                                                                      EFFECTIVE
            AMOUNT                                              COUPON   MATURITY       MATURITY**                   VALUE
----------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS CONTINUED
----------------------------------------------------------------------------------------------------------------------------
 $       1,400,000       Puerto Rico Public Buildings
                         Authority                              5.750%   07/01/2034     07/01/2017(C)    $       1,542,100
----------------------------------------------------------------------------------------------------------------------------
         8,795,000       Puerto Rico Public Buildings
                         Authority                              7.000    07/01/2021     07/01/2014(A)            9,699,038
----------------------------------------------------------------------------------------------------------------------------
        31,150,000       Puerto Rico Public Buildings
                         Authority                              7.000    07/01/2025     06/01/2014(A)           33,790,897
----------------------------------------------------------------------------------------------------------------------------
           825,000       Puerto Rico Public Buildings
                         Authority, Series G                    5.250    07/01/2019     07/01/2012(A)              828,284
----------------------------------------------------------------------------------------------------------------------------
       205,030,000       Puerto Rico Public Finance
                         Corp., Series A                        6.500    08/01/2028     08/01/2016(A)          223,829,201
----------------------------------------------------------------------------------------------------------------------------
        19,000,000       Puerto Rico Sales Tax Financing
                         Corp., Series A                        5.625    08/01/2030     02/01/2015(A)           20,051,080
----------------------------------------------------------------------------------------------------------------------------
         2,100,000       Puerto Rico Sales Tax Financing
                         Corp., Series A                        6.125    08/01/2029     02/01/2014(A)            2,321,256
----------------------------------------------------------------------------------------------------------------------------
        73,575,000       Puerto Rico Sales Tax Financing
                         Corp., Series A                        6.125    08/01/2029     02/01/2014(A)           79,439,663
----------------------------------------------------------------------------------------------------------------------------
         4,080,000       University of Puerto Rico              5.000    06/01/2025     06/01/2016(A)            4,164,742
----------------------------------------------------------------------------------------------------------------------------
         2,750,000       University of Puerto Rico              5.000    06/01/2026     06/01/2016(A)            2,795,815
----------------------------------------------------------------------------------------------------------------------------
            75,000       University of Puerto Rico              5.500    06/01/2012     04/30/2012(A)               75,220
----------------------------------------------------------------------------------------------------------------------------
         7,470,000       University of Puerto Rico,
                         Series P                               5.000    06/01/2021     06/01/2016(A)            7,732,346
----------------------------------------------------------------------------------------------------------------------------
         8,500,000       University of Puerto Rico,
                         Series P                               5.000    06/01/2022     06/01/2016(A)            8,770,555
----------------------------------------------------------------------------------------------------------------------------
         3,725,000       University of Puerto Rico,
                         Series P                               5.000    06/01/2024     06/01/2016(A)            3,825,203
----------------------------------------------------------------------------------------------------------------------------
         5,645,000       University of Puerto Rico,
                         Series P                               5.000    06/01/2030     06/01/2016(A)            5,679,435
----------------------------------------------------------------------------------------------------------------------------
         3,515,000       University of Puerto Rico,
                         Series Q                               5.000    06/01/2021     06/01/2016(A)            3,638,447
----------------------------------------------------------------------------------------------------------------------------
         8,410,000       University of Puerto Rico,
                         Series Q                               5.000    06/01/2023     06/01/2016(A)            8,659,525
----------------------------------------------------------------------------------------------------------------------------
           100,000       University of Puerto Rico,
                         Series Q                               5.000    06/01/2024     06/01/2016(A)              102,690
----------------------------------------------------------------------------------------------------------------------------
           300,000       University of Puerto Rico,
                         Series Q                               5.000    06/01/2030     06/01/2016(A)              301,830
----------------------------------------------------------------------------------------------------------------------------
            70,000       V.I. HFA, Series A                     6.500    03/01/2025     04/30/2012(A)               70,060
----------------------------------------------------------------------------------------------------------------------------
            25,000       V.I. Port Authority, Series A          5.000    09/01/2023     04/30/2012(A)               25,026
----------------------------------------------------------------------------------------------------------------------------
         2,580,000       V.I. Port Authority, Series A          5.250    09/01/2018     04/30/2012(A)            2,585,392
----------------------------------------------------------------------------------------------------------------------------
         3,330,000       V.I. Public Finance Authority
                         (Gross Receipts Taxes Loan
                         Notes)                                 5.000    10/01/2023     10/01/2016(A)            3,474,622
----------------------------------------------------------------------------------------------------------------------------
           850,000       V.I. Public Finance Authority
                         (Gross Receipts Taxes Loan
                         Notes)                                 5.000    10/01/2024     10/01/2016(A)              882,929
----------------------------------------------------------------------------------------------------------------------------
         2,230,000       V.I. Public Finance Authority
                         (Gross Receipts Taxes Loan
                         Notes)                                 5.000    10/01/2025     10/01/2016(A)            2,303,880
----------------------------------------------------------------------------------------------------------------------------
         1,715,000       V.I. Public Finance Authority
                         (Gross Receipts Taxes Loan
                         Notes)                                 5.000    10/01/2026     10/01/2016(A)            1,761,545
----------------------------------------------------------------------------------------------------------------------------
            50,000       V.I. Public Finance Authority
                         (Gross Receipts Taxes Loan
                         Notes)                                 5.000    10/01/2027     10/01/2016(A)               51,199
----------------------------------------------------------------------------------------------------------------------------
           770,000       V.I. Public Finance Authority
                         (Gross Receipts Taxes Loan
                         Notes)                                 5.000    10/01/2031     10/01/2014(A)              793,254
----------------------------------------------------------------------------------------------------------------------------
         1,350,000       V.I. Public Finance Authority
                         (Matching Fund Loan Note)              5.000    10/01/2025     10/01/2020(A)            1,428,044
----------------------------------------------------------------------------------------------------------------------------
         1,075,000       V.I. Public Finance Authority
                         (Matching Fund Loan Note)              5.250    10/01/2021     10/01/2014(A)            1,116,775
----------------------------------------------------------------------------------------------------------------------------
           620,000       V.I. Public Finance Authority
                         (Matching Fund Loan Note)              6.750    10/01/2037     10/01/2019(A)              712,380
----------------------------------------------------------------------------------------------------------------------------
         1,000,000       V.I. Public Finance Authority,
                         Series A                               5.250    10/01/2016     10/01/2014(A)            1,061,690
----------------------------------------------------------------------------------------------------------------------------

33 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

         PRINCIPAL                                                                      EFFECTIVE
            AMOUNT                                              COUPON   MATURITY       MATURITY**                   VALUE
----------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS CONTINUED
----------------------------------------------------------------------------------------------------------------------------
 $       2,000,000       V.I. Public Finance Authority,
                         Series A                               5.250%   10/01/2022     10/01/2014(A)    $       2,068,520
----------------------------------------------------------------------------------------------------------------------------
         2,000,000       V.I. Public Finance Authority,
                         Series A                               5.250    10/01/2023     10/01/2014(A)            2,061,960
----------------------------------------------------------------------------------------------------------------------------
        11,005,000       V.I. Public Finance Authority,
                         Series A                               6.375    10/01/2019     04/30/2012(A)           11,031,742
----------------------------------------------------------------------------------------------------------------------------
           415,000       V.I. Public Finance Authority,
                         Series A-1                             4.500    10/01/2024     10/01/2019(A)              426,977
----------------------------------------------------------------------------------------------------------------------------
         1,015,000       V.I. Tobacco Settlement
                         Financing Corp. (TASC)                 4.750    05/15/2012     04/30/2012(A)            1,017,568
----------------------------------------------------------------------------------------------------------------------------
            80,000       V.I. Tobacco Settlement
                         Financing Corp. (TASC)                 4.950    05/15/2014     04/30/2012(A)               80,178
----------------------------------------------------------------------------------------------------------------------------
         1,010,000       V.I. Tobacco Settlement
                         Financing Corp. (TASC)                 5.000    05/15/2021     02/14/2013(B)              985,386
----------------------------------------------------------------------------------------------------------------------------
         1,440,000       V.I. Tobacco Settlement
                         Financing Corp. (TASC)                 5.000    05/15/2031     06/10/2018(B)            1,281,831
----------------------------------------------------------------------------------------------------------------------------
           225,000       V.I. Water & Power Authority           5.000    07/01/2018     07/01/2013(A)              231,323
----------------------------------------------------------------------------------------------------------------------------
         4,250,000       V.I. Water & Power Authority           5.500    07/01/2017     04/30/2012(A)            4,258,500
                                                                                                           -----------------
                                                                                                             1,424,539,045
----------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $4,836,234,629)-99.4%                                                      4,934,768,907
----------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES-0.6                                                                             31,033,564
                                                                                                         -------------------
NET ASSETS-100.0%                                                                                        $   4,965,802,471
                                                                                                         ===================

Footnotes to Statement of Investments

----------------
* March 30, 2012 represents the last business day of the Fund's quarterly period. See accompanying Notes.

** Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

A. Optional call date; corresponds to the most conservative yield calculation.

B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

C. Date of mandatory put.

1. Represents the current interest rate for a variable or increasing rate security.

2. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See accompanying Notes.

3. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.

4. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after March 30, 2012. See accompanying Notes.


TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:


ACDS                   Assoc. for Children with Down Syndrome
ALIA                   Alliance of Long Island Agencies
AOFMHS                 Aurelia Osborn Fox Memorial Hospital Society
ARC                    Assoc. of Retarded Citizens
BFCC                   Brookdale Family Care Center
BID                    Business Improvement District
BOCES                  Board of Cooperative Educational Services
CCDRCA                 Catholic Charities of the Diocese of Rockville
                         Centre and Affiliates
CMA                    Community Mainstreaming Associates, Inc.
COP                    Certificates of Participation
CRR                    Center for Rapid Recovery
CRV                    Crystal Run Village
CSMR                   Community Services for the Mentally Retarded
Con Ed                 Consolidated Edison Company
DA                     Dormitory Authority
DDI                    Developmental Disabilities Institute

34 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

DRIVERS                Derivative Inverse Tax Exempt Receipts
EDA                    Economic Devel. Authority
EDC                    Economic Devel. Corp.
EFC                    Environmental Facilities Corp.
ERDA                   Energy Research and Devel. Authority
FNHC                   Ferncilff Nursing Home Company
FREE                   Family Residences and Essential Enterprises
GO                     General Obligation
GSHMC                  Good Samaritan Hospital Medical Center
HDC                    Housing Devel. Corp.
HFA                    Housing Finance Agency
HFC                    Housing Finance Corp.
HKSB                   Helen Keller Services for the Blind
IDA                    Industrial Devel. Agency
IGHL                   Independent Group Home for Living
ITEMECF                Industrial, Tourist, Educational, Medical and
                         Environmental Community Facilities
JDAM                   Julia Dyckman Andrus Memorial
JFK                    John Fitzgerald Kennedy
KR                     Kateri Residence
L.I.                   Long Island
LIJMC                  Long Island Jewish Medical Center
LILCO                  Long Island Lighting Corp.
MMC                    Mercy Medical Center
MMWNHC                 Mary Manning Walsh Nursing Home Company
MTA                    Metropolitan Transportation Authority
NSLIJ                  North Shore Long Island Jewish
NSUH                   North Shore University Hospital
NSUHGC                 North Shore University Hospital at Glen Cove
NSUHPL                 North Shore University Hospital at Plainview
NY/NJ                  New York/New Jersey
NYC                    New York City
NYS                    New York State
NYU                    New York University
RIBS                   Residual Interest Bonds
Res Rec                Resource Recovery Facility
ROLs                   Residual Option Longs
SAVRS                  Select Auction Variable Rate Securities
SCHRC                  St. Charles Hospital and Rehabilitation Center
SFH                    St. Francis Hospital
SFTU                   Services for the Underserved
SONYMA                 State of New York Mortgage Agency
TASC                   Tobacco Settlement Asset-Backed Bonds
TFABs                  Tobacco Flexible Amortization Bonds
UBF                    University of Buffalo Foundation
UDC                    Urban Development Corporation
USBFCC                 Urban Strategies Brookdale Family Care Center
V.I.                   United States Virgin Islands
WORCA                  Working Organization for Retarded Children and Adults
YAI                    Young Adult Institute
YMCA                   Young Men's Christian Assoc.

35 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

NOTES TO STATEMENT OF INVESTMENTS

QUARTERLY AND ANNUAL PERIODS. The last day of the Fund's quarterly period was the last day the New York Stock Exchange was open for trading. The Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

The last day of the Fund's fiscal year was the last day the New York Stock Exchange was open for trading. The Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of March 30, 2012, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

                          WHEN-ISSUED OR DELAYED
                          DELIVERY BASIS TRANSACTIONS
                          ---------------------------
    Purchased securities             $      3,622,088

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a "tender option bond" transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the "underlying municipal bond") to a broker dealer (the "sponsor"). The sponsor creates a trust (the "Trust") into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an "inverse floating rate security") to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the "purchase price") periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust's administrative expenses and accrued interest to holders of the short-

36 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund's acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. Through the exercise of either of these rights, the Fund can voluntarily terminate or "collapse" the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund's investment exposure to the underlying municipal bond.

The Fund's investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or "collapse" of a Trust upon the occurrence of certain adverse events, usually referred to as "mandatory tender events" or "tender option termination events." These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to

37 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a "mandatory tender event." In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in related inverse floating rate securities, if it deems it appropriate to do so. As of March 30, 2012, the Fund's maximum exposure under such agreements is estimated at $51,425,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund's Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At March 30, 2012, municipal bond holdings with a value of $104,306,229 shown on the Fund's Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $71,645,000 in short-term floating rate securities issued and outstanding at that date.

At March 30, 2012, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

                                                                     DATE
PRINCIPAL AMOUNT   INVERSE FLOATER(1)          COUPON RATE (2)      MATURITY            VALUE
----------------   -------------------------   ---------------   -----------   ----------------
 $     3,335,000   NYC GO DRIVERS                      11.286%       8/15/23     $  4,273,869

       3,780,000   NYC GO DRIVERS                      11.291        12/1/23        4,968,545

       7,250,000   NYC GO ROLs(3)                      14.959         6/1/23       10,735,800

       9,895,000   NYS DA ROLs(3)                      20.615        8/15/30       10,613,575

       2,000,000   SONYMA, Series 29 DRIVERS           16.163        10/1/31        2,069,440
                                                                                --------------
                                                                                 $ 32,661,229
                                                                                ==============

----------------
1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund's Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 5% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund's exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $71,645,000 of its total assets as of March 30, 2012.

38 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)


CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of March 30, 2012 is as follows:

Cost                                                            $1,360,000
Market Value                                                    $1,097,710
Market Value as a % of Net Assets                                    0.02%

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

SECURITIES VALUATION

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund's Board has adopted procedures for the valuation of the Fund's securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a "fair valuation" for any security for which market quotations are not "readily available." The Valuation Committee's fair valuation determinations are subject to review, approval and ratification by the Fund's Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund's assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the "bid" and "asked" prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities

39 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

                                  STANDARD INPUTS GENERALLY CONSIDERED BY THIRD-PARTY
SECURITY TYPE                     PRICING VENDORS
--------------------------------  ---------------------------------------------------
Corporate debt, government debt,  Reported trade data, broker-dealer price quotations,
municipal, mortgage-backed and    benchmark yields, issuer spreads on comparable
asset-backed securities           securities, the credit quality, yield, maturity, and
                                  other appropriate factors.

Loans Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds                Information obtained from market participants
                                  regarding reported trade data and broker-dealer
                                  price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the "good faith" opinion of the Manager, the market value or price obtained does not constitute a "readily available market quotation," or a significant event has occurred that would materially affect the value of the security the security is fair valued either
(i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund's Board or (ii) as determined in good faith by the Manager's Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund's Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

40 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

    1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

    2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

    3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of March 30, 2012 based on valuation input level:


                                                                            LEVEL 3-
                                      LEVEL 1-               LEVEL 2-     SIGNIFICANT
                                     UNADJUSTED      OTHER SIGNIFICANT   UNOBSERVABLE
                                  QUOTED PRICES      OBSERVABLE INPUTS         INPUTS           VALUE
------------------------------------------------------------------------------------------------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
   New York                  $                -      $   3,502,654,517   $   7,575,345  $3,510,229,862
   U.S. Possessions                           -          1,424,539,045              -    1,424,539,045
                            ---------------------------------------------------------------------------
Total Assets                 $                -      $   4,927,193,562   $   7,575,345  $4,934,768,907
                            ---------------------------------------------------------------------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 30, 2012 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $   4,761,247,912(1)
                                              =================

Gross unrealized appreciation                 $     131,784,273
Gross unrealized depreciation                       (33,274,164)
                                              -----------------
Net unrealized appreciation                   $      98,510,109
                                              =================

1. The Federal tax cost of securities does not include cost of $75,010,886, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

41 | Limited Term New York Municipal Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 3/30/2012, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rochester Portfolio Series

By:  /s/ William F. Glavin, Jr.
     ----------------------------
     William F. Glavin, Jr.
     Principal Executive Officer

Date: 5/8/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ William F. Glavin, Jr.
     ----------------------------
     William F. Glavin, Jr.
     Principal Executive Officer

Date: 5/8/2012

By:  /s/ Brian W. Wixted
     ----------------------------
     Brian W. Wixted
     Principal Financial Officer

Date: 5/8/2012